As filed with the Securities and Exchange Commission on January 24, 2005

Registration No. 33-26305

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933  ☒

PRE-EFFECTIVE AMENDMENT NO.  ☐

POST-EFFECTIVE AMENDMENT NO. 89  ☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940  ☒

AMENDMENT NO. 91

BLACKROCK FUNDSSM

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number (800) 441-7762

Brian Kindelan, Esq.

BlackRock Advisors, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and Address of Agent for Service)

copy to:

Sarah E. Cogan, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The equity investor prospectus and statement of additional information, each dated November 29, 2004, are incorporated by reference to the Registrant’s filing of Post-Effective Amendment No. 88 to its Registration Statement on Form N-1A on November 29, 2004.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion, Dated January 24, 2005

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Funds

Bond Portfolios

Investor Shares

Prospectus

January 31, 2005

BlackRock FundsSM is a mutual fund family with 48 investment portfolios, 20 of which are described in this prospectus. BlackRock Funds are sold principally through licensed investment professionals.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of

How to Find the

Information You Need

About BlackRock Funds

This is the BlackRock Bond Portfolios Prospectus. It has been written to provide you with the information you need to make an informed decision about whether to invest in BlackRock Funds (the Company).

This Prospectus contains information on 20 of the BlackRock Bond funds. The Prospectus has been organized so that each fund has its own short section. Simply turn to the section for any particular fund to read about important fund facts. Also included are sections that tell you about buying and selling shares, certain fees and expenses, shareholder features of the funds and your rights as a shareholder. These sections apply to all the funds.

If you have questions after reading the Prospectus, ask your registered representative for assistance. Your investment professional has been trained to help you decide which investments are right for you.

BlackRock, Inc., the parent of BlackRock Advisors, Inc. (BlackRock), the funds’ investment adviser, recently acquired SSRM Holdings, Inc., the parent of State Street Research & Management Company, the investment adviser to the former State Street Research mutual funds. In connection with the transaction, the State Street Research mutual funds were combined with certain BlackRock funds, including the Intermediate Government Bond and High Yield Bond Portfolios.

BlackRock

Enhanced Income Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Commercial Paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Investment Goal

The fund seeks to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in bonds diversified among several categories. The fund’s dollar-weighted effective duration will be between 0 and 18 months during normal market conditions. Individual investments will be restricted to those securities whose maximum effective duration at the time of purchase is less than 5 years.

The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities, corporate bonds and non-U.S. Government securities. The fund may also invest in money market instruments, such as U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks) and high quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor’s, Prime-2 or higher by Moody’s or F-2 or higher by Fitch. The fund may invest in unrated notes, paper and other instruments that are determined by the fund manager to be of comparable quality to the instruments described above. Securities are purchased for the fund when the management team determines that they have the potential for above-average total return.

The fund may only buy securities rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. The fund may also invest up to 25% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

If a security’s rating falls below investment grade, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the

IMPORTANT DEFINITIONS

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

The fund may invest up to 25% of its assets in non-dollar denominated bonds of issuers located outside of the United States. Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non- U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

The fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Expenses and Fees

The tables on the next page describe the fees and expenses that you may pay if you buy and hold Investor A Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Shareholder Fees

(Fees paid directly from your investment)

A Shares
Maximum Sales Charge (Load) Imposed on Purchases*	3.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%
(as percentage of offering price)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

A Shares
Advisory fees	.40%
Distribution (12b-1) fees	.10%
Other expenses	.76%
Service fees	.25%
Other	.51%
Total annual fund operating expenses	1.26%
Fee waivers and expense reimbursements[1]	.46%
Net expenses[1]	.80%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge Be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 0.15% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .80% (excluding interest expense) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$478	$740	$1,022	$1,823
*	Reflects imposition of sales charge.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Managing Director of BFM since 1990, Keith Anderson, Managing Director of BFM since 1988, and Todd Kopstein, Managing Director of BFM since 2003. With BlackRock since 1994, Mr. Kopstein spent two years as an analyst in the Account Management Group followed by one and one-half years with BlackRock Solutions. He became a portfolio manager specializing in short duration securities in 1998. Mr. Anderson, Mr. Amero and Mr. Kopstein have been portfolio co-managers since its inception.

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the period indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, the fund’s independent registered public accountant for the fiscal year shown below. The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & LLP has bee appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A Share Outstanding Throughout Each Period)

Enhanced Income Portfolio

INVESTOR A SHARES
For the Period 3/19/04 through 9/30/04[1]
Net asset value at beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.06 [2]
Net gain (loss) on investments (both realized and unrealized)	(0.07)

Total from investment operations	(0.01)

Less distributions
Distributions from net investment income	(0.06)
Distributions from net realized gains	– –

Total distributions	(0.06)

Net asset value at end of period	$9.93

Total return[3]	(0.12)%
Ratios/Supplemental data[4]
Net assets at end of period (in thousands)	– –
Ratios of expenses to average net assets
Net expenses	(0.10)%
Net expenses (excluding interest expenses)	(0.10)%
Total expenses	(0.10)%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	0.56%
Before advisory/administration and other fee waivers	0.57%
Portfolio turnover rate	208%

[1]	Commencement of operations of share class.
[2]	Calculated using the average shared outstanding method.
[3]	Sales load not reflected in total return.
[4]	Annualized.

BlackRock

Low Duration Bond Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

High Yield Bonds: Sometimes referred to as “junk bonds”, these are debt securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Investment Goal

The fund seeks to realize a rate of return that exceeds the total return of the Merrill Lynch 1-3 Year Treasury Index (the benchmark).

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in investment grade bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark.

The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. Securities are purchased for the fund when the management team determines that they have the potential for above-average total return. The fund measures its performance against the benchmark.

The fund may also invest up to 5% of its assets in non-investment grade bonds (high yield or junk bonds) or convertible securities with a minimum rating of B and up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. Split rated bonds will be considered to have the higher credit rating. The fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

If a security’s rating falls below B, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of

IMPORTANT DEFINITIONS

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Merrill Lynch 1-3 Year Treasury Index: An unmanaged index comprised of Treasury securities with maturities from 1 to 2.99 years.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

The fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

The fund may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

The fund may invest in non-investment grade or “high yield” fixed income or convertible securities commonly known to investors as “junk bonds.” The fund may not invest more than 5% of its assets in high yield securities and all such securities must be rated B or higher at the time of purchase by at least one major rating agency. A B rating generally indicates that while the issuer can currently make its interest and principal payments, it probably will not be able to do so in times of financial difficulty. Non-investment grade securities carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time.

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market values may change from time to time, positively or negatively, to reflect new developments regarding the issuer. These companies are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bond holder. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the fund. Also, the market for high yield securities is not as liquid as the market for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice. The market could also be hurt by legal or tax changes.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table on the next page give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Merrill Lynch 1-3 Year Treasury Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before Investor A Shares were launched is based upon performance for Institutional Shares of the fund, which were first issued in July 1992. Investor A Shares were launched in January 1996, Investor B Shares were launched in November 1996 and Investor C Shares were launched in February 1997. The performance for Investor B Shares for the period before they were launched is based upon performance for Institutional and Investor A Shares, and the performance for Investor C Shares for the period before they were launched is based upon performance for Institutional, Investor A and Investor B Shares. The actual return of Investor A Shares would have been lower than shown for the period before they were launched because Investor A Shares have higher expenses than Institutional Shares. Also, the actual returns of Investor B and C Shares would have been lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of .81% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.56% of average daily net assets (after waivers and reimbursements) for the current fiscal year. Institutional Shares of the fund are expected to have expenses of .55% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	10 Years	Inception Date
Low Duration Bond; Inv A
Return Before Taxes	-2.06%	1.60%	3.93%	4.97%	07/17/92
Return After Taxes on Distributions	-2.61%	0.61%	2.43%	3.09%
Return After Taxes on Distributions and Sale of Shares	-1.34%	0.77%	2.43%	3.06%
Low Duration Bond; Inv B
Return Before Taxes	-4.19%	0.76%	3.46%	4.66%	07/17/92
Low Duration Bond; Inv C
Return Before Taxes	-0.81%	1.86%	3.77%	4.65%	07/17/92
ML 1-3 Yr. Treasury (Reflects no deduction for fees, expenses or taxes)	0.91%	2.83%	4.93%	5.71%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables on the next page explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases* (as percentage of offering price)	3.0%	0.0%		0.0%
Maximum Deferred Sales Charge (Load) (as percentage of offering price)	0.0%	4.5	%**	1.00	%***

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.48%	.48%	.48%
Distribution (12b-1) fees	.10%	.75%	.75%
Interest expense[2]	—	—	—
Other expenses	.58%	.58%	.58%
Service fees	.25%	.25%	.25%
Other	.33%	.33%	.33%
Total annual fund operating expenses	1.16%	1.81%	1.81%
Fee waivers and expense reimbursements[1]	.26%	.16%	.16%
Net expenses[1]	.90%	1.65%	1.65%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 0.50% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .90% (excluding interest expense) (for Investor A Shares) and 1.65% (excluding interest expense) (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be .81% (excluding interest expense) and for Investor B and C Shares of the fund are estimated to be 1.56% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.
[2]	The fund periodically engages in certain investment transactions which generate interest expenses. For the year ended 9/30/04 the interest expense on the fund for such transactions was less than .01%.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$389	$632	$895	$1,644
B Shares**
Redemption	$618	$904	$1,165	$1,863
B Shares
No Redemption	$168	$554	$965	$1,863
C Shares**
Redemption	$268	$554	$965	$2,113
C Shares
No Redemption	$168	$554	$965	$2,113
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your Shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Managing Director of BFM since 1990, Keith Anderson, Managing Director of BFM since 1988, and Todd Kopstein, Managing Director of BFM since 2003. With BlackRock since 1994, Mr. Kopstein spent two years as an analyst in the Account

Management Group followed by one and one-half years with BlackRock Solutions. He became a portfolio manager specializing in short duration securities in 1998. Mr. Amero has been a member of the team managing the fund since 1992, Mr. Anderson since 1992 and Mr. Kopstein since 1998. Mr. Amero has been a portfolio co-manager of the fund since its inception, Mr. Anderson since 1999 and Mr. Kopstein since January 2003.

Financial Highlights

The financial information in the table on the next page shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Low Duration Bond Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/03	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.24	$10.26	$10.21	$9.82	$9.82	$10.23	$10.25	$10.21	$9.82	$9.82

Income from investment operations
Net investment income	0.18 [2]	0.21	0.36	0.52	0.55	0.10 [2]	0.15	0.29	0.44	0.48
Net gain (loss) on investments (both realized and unrealized)	(0.12)	0.04	0.13	0.41	0.00	(0.11)	0.03	0.12	0.41	0.00

Total from investment operations	0.06	0.25	0.49	0.93	0.55	(0.01)	0.18	0.41	0.85	0.48

Less distributions
Distributions from net investment income	(0.16)	(0.26)	(0.39)	(0.54)	(0.55)	(0.09)	(0.19)	(0.32)	(0.46)	(0.48)
Distributions from net realized gains	(0.04)	(0.01)	(0.05)	– –	– –	(0.04)	(0.01)	(0.05)	– –	– –

Total distributions	(0.20)	(0.27)	(0.44)	(0.54)	(0.55)	(0.13)	(0.20)	(0.37)	(0.46)	(0.48)

Net asset value at end of period	$10.10	$10.24	$10.26	$10.21	$9.82	$10.09	$10.23	$10.25	$10.21	$9.82

Total return[1]	0.69%	2.47%	4.93%	9.70%	5.80%	(0.06)%	1.70%	4.05%	8.89%	5.01%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$87,317	$102,047	$69,211	$12,808	$2,512	$66,253	$83,937	$53,087	$20,485	$8,142
Ratios of expenses to average net assets
Net expenses	0.88%	0.90%	1.02%	1.43%	2.94%	1.63%	1.65%	1.77%	2.28%	3.66%
Net expenses (excluding interest expense)	0.88%	0.90%	1.02%	1.00%	1.02%	1.63%	1.65%	1.77%	1.76%	1.77%
Total expenses	1.27%	1.20%	1.27%	1.70%	3.22%	1.92%	1.95%	2.02%	2.55%	3.94%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	1.74%	1.91%	3.18%	4.91%	5.69%	1.00%	1.17%	2.48%	4.29%	4.93%
Before advisory/administration and other fee waivers	1.35%	1.61%	2.93%	4.64%	5.41%	0.71%	0.87%	2.23%	4.02%	4.65%
Portfolio turnover rate	216%	195%	195%	168%	182%	216%	195%	195%	168%	182%

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Low Duration Bond Portfolio

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.23	$10.25	$10.21	$9.82	$9.82

Income from investment operations
Net investment income[3]	0.10 [2]	0.15	0.30	0.44	0.48
Net gain (loss) on investments (both realized and unrealized)[3]	(0.11)	0.03	0.11	0.41	0.00

Total from investment operations	(0.01)	0.18	0.41	0.85	0.48

Less distributions
Distributions from net investment income	(0.09)	(0.19)	(0.32)	(0.46)	(0.48)
Distributions from net realized gains	(0.04)	(0.01)	(0.05)	– –	– –

Total distributions	(0.13)	(0.20)	(0.37)	(0.46)	(0.48)

Net asset value at end of period	$10.09	$10.23	$10.25	$10.21	$9.82

Total return[1]	(0.06)%	1.70%	4.05%	8.89%	5.01%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$124,548	$198,234	$118,851	$9,282	$807
Ratios of expenses to average net assets
Net expenses	1.63%	1.65%	1.77%	1.99%	3.69%
Net expenses (excluding interest expense)	1.63%	1.65%	1.77%	1.72%	1.77%
Total expenses	1.93%	1.95%	2.00%	2.26%	3.97%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	0.98%	1.16%	2.30%	4.04%	4.96%
Before advisory/administration and other fee waivers	0.69%	0.86%	2.05%	3.77%	4.68%
Portfolio turnover rate	216%	195%	195%	168%	182%

[1]	Neither front-end sales load nor contingent deferred sales load is reflected.
[2]	Calculated using the average shares outstanding method.
[3]	The Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification had no effect on the Fund’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

BlackRock

Intermediate Government Bond Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pools of loans secured by commercial property, not residential mortgages.

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Lehman Brothers Intermediate Government Index: An unmanaged index comprised of U.S. Government securities from the more comprehensive Lehman Brothers U.S. Aggregate Index. This index concentrates on intermediate maturity bonds and thus excludes all maturities from the broader index that are 10 years or greater.

Investment Goal

The fund’s investment goal is to seek to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±20% of the Lehman Brothers Intermediate Government Index (the benchmark). The fund normally invests at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies.

Securities purchased by the fund are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the fund management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. In addition, the fund’s dollar-weighted average maturity will be between 3 and 10 years.

The management team evaluates sectors of the bond market and individual securities within those sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. Securities are purchased for the fund when the management team determines that they have the potential for above-average total return. The fund measures its performance against the benchmark.

If a security falls below the highest rating category, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest with another party for that other party’s

IMPORTANT DEFINITIONS

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

obligation to pay or its right to receive another type of interest in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

A main risk of investing in the fund is interest rate risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (GNMA) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC) are solely the obligations of FNMA or FHLMC, as the case may be, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table on the next page give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Lehman Brothers Intermediate Government Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

Investor A Shares were launched in May 1992 and Investor B and C Shares were launched in October 1996. The performance for Investor B and C Shares for the period before they were launched is based upon performance for Investor A Shares. The actual returns of Investor B and C Shares would have been lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of 1.00% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.75% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURN*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	10 Years	Inception Date
Intermediate Govt. Bond; Inv A
Return Before Taxes	-2.00%	2.62%	5.13%	5.74%	04/20/92
Return After Taxes on Distributions	-3.01%	1.17%	3.35%	3.71%
Return After Taxes on Distributions and Sale of Shares	-1.22%	1.38%	3.29%	3.65%
Intermediate Govt. Bond; Inv B
Return Before Taxes	-3.11%	2.15%	4.85%	5.50%	04/20/92
Intermediate Govt. Bond; Inv C
Return Before Taxes	0.35%	3.25%	5.20%	5.50%	04/20/92
LB Intermediate Govt. (Reflects no deduction for fees, expenses or taxes)	2.33%	4.70%	6.57%	6.75%	N/A
*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide for personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Expenses and Fees

The tables on the next page explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	4.0%	0.0%		0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5	%**	1.00	%***
(as percentage of offering price)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.50%	.50%	.50%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.68%	.68%	.68%
Service fees	.25%	.25%	.25%
Other	.43%	.43%	.43%
Total annual fund operating expenses	1.28%	1.93%	1.93%
Fee waivers and expense reimbursements[1]	.21%	.11%	.11%
Net expenses[1]	1.07%	1.82%	1.82%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 0.50% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.07% (excluding interest expense) (for Investor A Shares) and 1.82% (excluding interest expense) (for Investor B and C Shares) of average daily net assets until February 1, 2006. In addition, BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.20% (excluding interest expense) (for Investor A Shares) and 1.90% (excluding interest expense) (for Investor B and C Shares) of average daily net assets until February 1, 2007. Including voluntary waivers, until February 1, 2006 the net expenses for Investor A Shares of the fund are estimated to be 1.00% (excluding interest expense) and for Investor B and C Shares of the fund are estimated to be 1.75% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$505	$770	$1,055	$1,866
B Shares**
Redemption	$635	$945	$1,232	$1,997
B Shares
No Redemption	$185	$595	$1,032	$1,997
C Shares**
Redemption	$285	$595	$1,032	$2,245
C Shares
No Redemption	$185	$595	$1,032	$2,245
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Managing Director of BFM since 1990, Keith Anderson, Managing Director of BFM since 1988, and Todd Kopstein, Managing Director of BFM since 2003. With BlackRock since 1994, Mr. Kopstein spent two years as an analyst in the Account Management Group followed by one and one-half years with

BlackRock Solutions. He became a portfolio manager specializing in short duration securities in 1998. Mr. Amero has been a member of the team managing the fund since 1995, Mr. Anderson since 1995 and Mr. Kopstein since 1998. Mr. Amero has been a portfolio co-manager of the fund since 1995, Mr. Anderson since 1999 and Mr. Kopstein since January 2003.

Financial Highlights

The financial information in the table on the next page shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Intermediate Government Bond Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.65	$10.84	$10.57	$9.91	$9.89	$10.62	$10.82	$10.55	$9.91	$9.89

Income from investment operations
Net investment income[3]	0.33 [2]	0.44	0.51	0.56	0.55	0.25 [2]	0.34	0.43	0.49	0.48
Net gain (loss) on investments (both realized and unrealized)[3]	(0.17)	(0.16)	0.25	0.65	0.02	(0.16)	(0.15)	0.25	0.63	0.02

Total from investment operations	0.16	0.28	0.76	1.21	0.57	0.09	0.19	0.68	1.12	0.50

Less distributions
Distributions from net investment income	(0.34)	(0.47)	(0.49)	(0.55)	(0.54)	(0.26)	(0.39)	(0.41)	(0.48)	(0.47)
Distributions from net realized gains	– –	– –	– –	– –	(0.01)	– –	– –	– –	– –	(0.01)

Total distributions	(0.34)	(0.47)	(0.49)	(0.55)	(0.55)	(0.26)	(0.39)	(0.41)	(0.48)	(0.48)

Net asset value at end of period	$10.47	$10.65	$10.84	$10.57	$9.91	$10.45	$10.62	$10.82	$10.55	$9.91

Total return[1]	1.54%	2.60%	7.46%	12.58%	6.05%	0.88%	1.75%	6.68%	11.55%	5.26%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$43,500	$54,693	$52,507	$14,033	$9,262	$10,533	$12,312	$8,197	$3,518	$1,398
Ratios of expenses to average net assets
Net expenses	1.05%	1.07%	1.08%	1.64%	1.47%	1.80%	1.82%	1.81%	2.34%	2.24%
Net expenses (excluding interest expense)	1.05%	1.07%	1.07%	1.04%	1.08%	1.80%	1.82%	1.81%	1.81%	1.81%
Total expenses	1.33%	1.32%	1.30%	1.85%	1.69%	1.98%	2.06%	2.04%	2.56%	2.45%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	3.17%	3.99%	4.83%	5.30%	5.66%	2.43%	3.22%	4.00%	4.68%	4.96%
Before advisory/administration and other fee waivers	2.89%	3.75%	4.61%	5.09%	5.45%	2.25%	2.97%	3.78%	4.47%	4.75%
Portfolio turnover rate	200%	143%	183%	157%	131%	200%	143%	183%	157%	131%

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Intermediate Government Bond Portfolio

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.63	$10.83	$10.55	$9.91	$9.89

Income from investment operations
Net investment income[3]	0.26 [2]	0.34	0.42	0.49	0.48
Net gain (loss) on investments (both realized and unrealized)[3]	(0.17)	(0.15)	0.27	0.63	0.02

Total from investment operations	0.09	0.19	0.69	1.12	0.50

Less distributions
Distributions from net investment income	(0.26)	(0.39)	(0.41)	(0.48)	(0.47)
Distributions from net realized gains		– –	– –	– –	(0.01)

Total distributions	(0.26)	(0.39)	(0.41)	(0.48)	(0.48)

Net asset value at end of period	$10.46	$10.63	$10.83	$10.55	$9.91

Total return[1]	0.88%	1.75%	6.77%	11.55%	5.26%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$14,194	$18,028	$7,389	$1,677	$598
Ratios of expenses to average net assets
Net expenses	1.80%	1.82%	1.81%	2.24%	2.23%
Net expenses (excluding interest expense)	1.80%	1.82%	1.81%	1.77%	1.81%
Total expenses	1.98%	2.06%	2.03%	2.45%	2.44%
Ratios of net investment income to average net assets
After advisory/administration fee waivers	2.45%	3.13%	3.93%	4.58%	4.87%
Before advisory/administration fee waivers	2.27%	2.89%	3.71%	4.37%	4.66%
Portfolio turnover rate	200%	143%	183%	157%	131%

1 Neither front-end sales load nor contingent deferred sales load is reflected.

2 Calculated using the average shares outstanding method.

[3]	The Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification had no effect on the Fund’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

BlackRock

Intermediate Bond Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pools of loans secured by commercial property, not residential mortgages.

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Investment Goal

The fund’s investment goal is to seek to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Intermediate Government/Credit Index (the benchmark). The fund normally invests at least 80% of its assets in bonds. The fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the fund management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. In addition, the fund’s dollar-weighted average maturity will be between 3 and 10 years.

The management team evaluates sectors of the bond market and individual securities within those sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. Securities are purchased for the fund when the management team determines that they have the potential for above-average total return. The fund measures its performance against the benchmark.

If a security falls below investment grade, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest with another party for that other party’s obligation to pay or its right to receive another type of interest in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying

IMPORTANT DEFINITIONS

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Brothers Intermediate Government/Credit Index: An unmanaged index comprised of U.S. Government securities or investment grade credit securities from the more comprehensive Lehman Brothers U.S. Aggregate Index. This index concentrates on intermediate maturity bonds and thus excludes all maturities from the broader index that are 10 years or greater.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

The fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table on the next page give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Lehman Brothers Intermediate Government/Credit Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before Investor A Shares were launched is based upon performance for Service Shares of the fund, which were first issued in September 1993. Investor A Shares were launched in May 1994, Investor B Shares were launched in February 1998 and Investor C Shares were launched in October 1998. The performance for Investor B Shares for the period before they were launched is based upon performance for Service and Investor A Shares, and the performance for Investor C Shares for the period before they were launched is based upon performance for Service, Investor A and Investor B Shares. The actual return of Investor A Shares would have been lower than shown for the period before they were launched because Investor A Shares have higher expenses than Service Shares. Also, the actual returns of Investor B and C Shares would have been lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of .95% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.70% of average daily net assets (after waivers and reimbursements) for the current fiscal year. Service Shares of the fund are expected to have expenses of .90% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	10 Years	Inception Date
Intermediate Bond; Inv A
Return Before Taxes	-1.45%	4.01%	6.09%	6.22%	09/17/93
Return After Taxes on Distributions	-2.52%	2.23%	3.98%	3.92%
Return After Taxes on Distributions and Sale of Shares	-0.79%	2.42%	3.95%	3.90%
Intermediate Bond; Inv B
Return Before Taxes	-2.54%	3.55%	5.84%	6.10%	09/17/93
Intermediate Bond; Inv C
Return Before Taxes	1.03%	4.63%	6.17%	6.11%	09/17/93
LB Intermediate Govt./Cred. (Reflects no deduction for fees, expense or taxes)	3.04%	5.69%	7.21%	7.15%	N/A
*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	4.0%	0.0%		0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5	%**	1.00	%***
(as percentage of offering price)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.50%	.50%	.50%
Distribution (12b-1) fees	.10%	.75%	.75%
Interest expense[2]	—	—	—
Other expenses	.59%	.59%	.59%
Service fees	.25%	.25%	.25%
Other	.34%	.34%	.34%
Total annual fund operating expenses	1.19%	1.84%	1.84%
Fee waivers and expense reimbursements[1]	.24%	.14%	.14%
Net expenses[1]	.95%	1.70%	1.70%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 0.50% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .95% (excluding interest expenses) (for Investor A Shares) and 1.70% (excluding interest expenses) (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.
[2]	The fund periodically engages in certain investment transactions which generate interest expense. For the year ended 9/30/04 the interest expense on the fund for such transactions was less than .01%.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$493	$740	$1,006	$1,765
B Shares**
Redemption	$623	$915	$1,183	$1,897
B Shares
No Redemption	$173	$565	$983	$1,897
C Shares**
Redemption	$273	$565	$983	$2,147
C Shares
No Redemption	$173	$565	$983	$2,147
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Managing Director of BFM since 1990, Keith Anderson, Managing Director of BFM since 1988, and Todd Kopstein, Managing Director of BFM since 2003. With BlackRock since 1994, Mr. Kopstein spent two years as an analyst in the Account

Management Group followed by one and one-half years with BlackRock Solutions. He became a portfolio manager specializing in short duration securities in 1998. Mr. Amero has been a member of the team managing the fund since 1995, Mr. Anderson since 1995 and Mr. Kopstein since 1998. Mr. Amero has been a portfolio co-manager of the fund since 1995, Mr. Anderson since 1999 and Mr. Kopstein since January 2003.

Financial Highlights

The financial information in the table on the next page shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Intermediate Bond Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$9.88	$9.81	$9.71	$9.12	$9.10	$9.89	$9.81	$9.72	$9.13	$9.10

Income from investment operations
Net investment income[5]	0.31 [1]	0.43	0.49	0.52	0.53	0.23 [1]	0.36	0.43	0.45	0.47
Net gain (loss) on investments (both realized and unrealized)[5]	(0.09)	0.14	0.19	0.61	0.02	(0.09)	0.14	0.17	0.61	0.02

Total from investment operations	0.22	0.57	0.68	1.13	0.55	0.14	0.50	0.60	1.06	0.49

Less distributions
Distributions from net investment income	(0.31)	(0.48)	(0.48)	(0.54)	(0.53)	(0.24)	(0.40)	(0.41)	(0.47)	(0.46)
Distributions from net realized gains	(0.22)	(0.02)	(0.10)	– –	– –	(0.22)	(0.02)	(0.10)	– –	– –

Total distributions	(0.53)	(0.50)	(0.58)	(0.54)	(0.53)	(0.46)	(0.42)	(0.51)	(0.47)	(0.46)

Net asset value at end of period	$9.57	$9.88	$9.81	$9.71	$9.12	$9.57	$9.89	$9.81	$9.72	$9.13

Total return2	2.33%	5.92%	7.32%	12.58%	6.27%	1.46%	5.24%	6.41%	11.87%	5.60%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$33,977	$38,547	$26,805	$7,106	$3,398	$14,106	$12,850	$6,291	$2,933	$1,071
Ratios of expenses to average net assets
Net expenses	0.93%	0.94%	1.12%	1.33%	1.95%	1.68%	1.69%	1.86%	2.05%	2.66%
Net expenses (excluding interest expense)	0.93%	0.94%	1.07%	1.06%	1.08%	1.68%	1.69%	1.81%	1.80%	1.82%
Total expenses	1.29%	1.21%	1.33%	1.54%	2.16%	1.94%	1.96%	2.07%	2.25%	2.87%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	3.20%	4.46%	5.22%	5.44%	5.98%	2.45%	3.67%	4.45%	4.67%	5.19%
Before advisory/administration and other fee waivers	2.83%	4.19%	5.01%	5.24%	5.76%	2.18%	3.40%	4.24%	4.47%	4.97%
Portfolio turnover rate	216%	220%	239%	250%	199%	216%	220%	239%	250%	199%

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Intermediate Bond Portfolio

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$9.89	$9.82	$9.72	$9.14	$9.10

Income from investment operations
Net investment income	0.23 [1]	0.35	0.42	0.45	0.46
Net gain (loss) on investments (both realized and unrealized)	(0.09)	0.14	0.19	0.60	0.04

Total from investment operations	0.14	0.49	0.61	1.05	0.50

Less distributions
Distributions from net investment income	(0.24)	(0.40)	(0.41)	(0.47)	(0.46)
Distributions from net realized gains	(0.22)	(0.02)	(0.10)	– –	– –

Total distributions	(0.46)	(0.42)	(0.51)	(0.47)	(0.46)

Net asset value at end of period	$9.57	$9.89	$9.82	$9.72	$9.14

Total return2	1.46%	5.13%	6.52%	11.74%	5.71%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$14,334	$13,046	$3,950	$885	$475
Ratios of expenses to average net assets
Net expenses	1.67%	1.68%	1.85%	2.11%	2.71%
Net expenses (excluding interest expense)	1.67%	1.68%	1.80%	1.81%	1.82%
Total expenses	1.93%	1.95%	2.06%	2.31%	2.92%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	2.45%	3.51%	4.37%	4.74%	5.20%
Before advisory/administration and other fee waivers	2.18%	3.25%	4.16%	4.54%	4.98%
Portfolio turnover rate	216%	220%	239%	250%	199%
[1]	Calculated using the average shares outstanding method.
[2]	Neither front-end sales load nor contingent deferred sales load is reflected.
[5]	The Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification had no effect on the Fund’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

BlackRock

Intermediate PLUS Bond Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Investment Goal

The fund seeks to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Intermediate Aggregate Index (the benchmark). The fund normally invests at least 80% of its assets in bonds. The fund’s dollar-weighted average maturity will be between 3 and 10 years.

The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. Securities are purchased for the fund when the management team believes that they have the potential for above-average total return. The fund measures its performance against the benchmark.

The fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. The fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

Non-investment grade bonds acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a

IMPORTANT DEFINITIONS

High Yield Bonds: Sometimes referred to as “junk bonds”, these are debt securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Brothers Intermediate Aggregate Index: An unmanaged index comprised of U.S. investment grade bonds in the 1 to 10 year maturity range of the Lehman Brothers Aggregate Index.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

The fund makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

The fund may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-dollar and non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Non-investment grade securities carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. These companies are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bond holder.

During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the fund.

The market for high yield bonds is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield bonds, especially on short notice. The market could also be hurt by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Expenses and Fees

The tables on the next page explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	4.0%	0.0%		0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5	%**	1.00	%***
(as percentage of offering price)

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.50%	.50%	.50%
Distribution (12b-1) fees	.10%	.75%	.75%
Interest Expense[3]	—	—	—
Other expenses[2]	1.15%	1.15%	1.15%
Service fees	.25%	.25%	.25%
Other	.90%	.90%	.90%
Total annual fund operating expenses	1.75%	2.40%	2.40%
Fee waivers and expense reimbursements[1]	.85%	.75%	.75%
Net expenses[1]	.90%	1.65%	1.65%
*	Reduced front-end sales charges may be available (See the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of .50% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .90% (for Investor A Shares) and 1.65% (for Investor B and C Shares) of average daily net assets until June 20, -2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be .81% (excluding interest expense) and for Investor B and C Shares of the fund are estimated to be 1.56% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements
[2]	The fund is newly organized and, accordingly, “Other Expenses” are based on estimated amounts for the current year.
[3]	The fund periodically engages in certain investment transactions which generate interest expense. For the year ended 9/30/04 the interest expense on the fund for such transactions was less than .01%.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
A Shares*	$488	$849
B Shares**
Redemption	$618	$1,027
B Shares
No Redemption	$168	$677
C Shares**
Redemption	$268	$677
C Shares
No Redemption	$168	$677
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988 and Scott Amero, Managing Director of BFM since 1990, Mr. Anderson and Mr. Amero have been portfolio managers of the fund since its inception.

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the period indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, the fund’s independent registered public accountant for the fiscal year shown below. The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout the Period)

Intermediate PLUS Bond Portfolio

	INVESTOR A SHARES	INVESTOR B SHARES	INVESTOR C SHARES
	For the Period 8/18/04 through 9/30/04[1]	For the Period 8/18/04 through 9/30/04[1]	For the Period 8/18/04 through 9/30/04[1]
Net asset value at beginning of period	$10.00	$10.00	$10.00

Income from investment operations
Net investment income (loss)	0.06 [3]	0.06[3]	0.06 [3]
Net gain (loss) on investments (both realized and unrealized)	– –	– –	– –

Total from investment operations	0.06	0.06	0.06

Less distributions
Distributions from net investment income	– –	– –	– –
Distributions from net realized gains	– –	– –	– –

Total distributions	– –	– –	– –

Net asset value at end of period	$10.06	$10.06	$10.06

Total return[2]	0.60%	0.60%	0.60%
Ratios/Supplemental data
Net assets at end of period (in thousands)	– –	– –	– –
Ratios of expenses to average net assets
Net expenses	(0.18)%[4]	(0.18)%[4]	(0.18)%[4]
Net expenses (excluding interest expenses)	(0.18)%[4]	(0.18)%[4]	(0.18)%[4]
Total expenses	(0.17)%[4]	(0.17)%[4]	(0.17)%[4]
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	0.57%[4]	0.57%[4]	0.57%[4]
Before advisory/administration and other fee waivers	0.56%[4]	0.56%[4]	0.56%[4]
Portfolio turnover rate	114%	114%	114%

[1]	Commencement of operations of share class.
[2]	Neither front-end sales load nor contingent deferred sales load is reflected.
[3]	Calculated using the average shares outstanding method.
[4]	Annualized.

BlackRock

Core Bond Total Return Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pools of loans secured by commercial property, not residential mortgages.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Brothers U.S. Aggregate Index: An unmanaged index comprised of more than 5,000 taxable bonds. This is an index of investment grade bonds. All securities included must be rated investment grade by Moody’s, Standard & Poor’s or Fitch.

Investment Goal

The fund seeks to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index (the benchmark).

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark.

The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. Securities are purchased for the fund when the management team determines that they have the potential for above-average total return. The fund measures its performance against the benchmark.

The fund may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

The fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the fund management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

If a security falls below investment grade, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

The fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and

IMPORTANT DEFINITIONS

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage.

The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

The fund may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table on the following pages give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Lehman Brothers U.S. Aggregate Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before Investor A Shares were launched is based upon performance for Institutional Shares of the fund, which were first issued in December 1992. Investor A Shares were launched in January 1996, Investor B Shares were launched in March 1996 and Investor C Shares were launched in February 1997. The performance for Investor B Shares for the period before they were launched is based upon performance for Institutional and Investor A Shares, and the performance for Investor C Shares for the period before they were launched is based upon performance for Institutional, Investor A and Investor B Shares. The actual return of Investor A Shares would have been lower than shown for the period before they were launched because Investor A Shares have higher expenses than Institutional Shares. Also, the actual returns of Investor B and C Shares would have been lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of .81% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.56% of average daily net assets (after waivers and reimbursements) for the current fiscal year. Institutional Shares of the fund are expected to have expenses of .55% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	10 Years	Inception Date
Core Bond Total Return; Inv A
Return Before Taxes	0.06%	4.30%	6.43%	6.76%	12/09/92
Return After Taxes on Distributions	-1.02%	2.39%	4.22%	4.21%
Return After Taxes on Distributions and Sales of Shares	0.06%	2.55%	4.16%	4.19%
Core Bond Total Return; Inv B
Return Before Taxes	-1.07%	3.86%	6.20%	6.49%	12/09/92
Core Bond Total Return; Inv C
Return Before Taxes	2.42%	4.96%	6.53%	6.50%	12/09/92
Lehman Brothers U.S. Aggregate (Reflects no deduction for fees, expense or taxes)	4.34%	6.20%	7.71%	7.72%	N/A
*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	4.0%	0.0%		0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5	%**	1.00	%***
(as percentage of offering price)

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.47%	.47%	.47%
Distribution (12b-1) fees	.10%	.75%	.75%
Interest Expense[2]	—	—	—
Other expenses	.57%	.57%	.57%
Service fees	.25%	.25%	.25%
Other	.32%	.32%	.32%
.Total annual fund operating expenses	1.14%	1.79%	1.79%
Fee waivers and expense reimbursements[1]	.24%	.14%	.14%
Net expenses[1]	.90%	1.65%	1.65%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 0.50% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .90% (excluding interest expense) (for Investor A Shares) and 1.65% (excluding interest expense) (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be .81% (excluding interest expense) and for Investor B and C Shares of the fund are estimated to be 1.56% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.
[2]	The fund periodically engages in certain investment transactions which generate interest expense. For the year ended 9/30/04 the interest expense on the fund for such transactions was less than .01%.

Example:

This example is intended to help you compare the cost of invest- ing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$488	$725	$980	$1,710
B Shares**
Redemption	$618	$900	$1,157	$1,843
B Shares
No Redemption	$168	$550	$957	$1,843
C Shares**
Redemption	$268	$550	$957	$2,094
C Shares
No Redemption	$168	$550	$957	$2,094
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988, and Scott Amero, Managing Director of BFM since 1990. Mr. Anderson and Mr. Amero have been members of the team managing the fund since 1992. Mr. Anderson has been a portfolio co-manager of the fund since 1997 and Mr. Amero since 1999.

Financial Highlights

The financial information in the table on the next page shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Core Bond Total Return Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.01	$10.00	$9.99	$9.36	$9.31	$10.01	$10.00	$9.98	$9.35	$9.31

Income from investment operations
Net investment income	0.35 [2]	0.40	0.47	0.53	0.55	0.28 [2]	0.33	0.41	0.46	0.48
Net gain (loss) on investments (both realized and unrealized)	(0.02)	0.16	0.18	0.62	0.05	(0.02)	0.16	0.18	0.62	0.04

Total from investment operations	0.33	0.56	0.65	1.15	0.60	0.26	0.49	0.59	1.08	0.52

Less distributions
Distributions from net investment income	(0.34)	(0.50)	(0.52)	(0.52)	(0.54)	(0.27)	(0.43)	(0.45)	(0.45)	(0.47)
Distributions from net realized gains	(0.25)	(0.05)	(0.12)	– –	(0.01)	(0.25)	(0.05)	(0.12)	– –	(0.01)

Total distributions	(0.59)	(0.55)	(0.64)	(0.52)	(0.55)	(0.52)	(0.48)	(0.57)	(0.45)	(0.48)

Net asset value at end of period	$9.75	$10.01	$10.00	$9.99	$9.36	$9.75	$10.01	$10.00	$9.98	$9.35

Total returns[1]	3.44%	5.81%	6.75%	12.63%	5.89%	2.66%	5.03%	6.06%	11.69%	5.89%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$132,561	$113,190	$90,460	$22,123	$6,977	$56,758	$70,550	$56,047	$36,314	$12,189
Ratios of expenses to average net assets
Net expenses	0.88%	0.90%	1.08%	1.07%	1.27%	1.63%	1.65%	1.83%	1.81%	2.04%
Net expenses (excluding interest expense)	0.88%	0.90%	1.02%	1.02%	1.02%	1.63%	1.65%	1.76%	1.75%	1.77%
Total expenses	1.23%	1.25%	1.30%	1.28%	1.51%	1.88%	2.00%	2.04%	2.02%	2.28%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	3.65%	4.01%	4.89%	5.34%	5.96%	2.88%	3.26%	4.14%	4.62%	5.23%
Before advisory/administration and other fee waivers	3.30%	3.66%	4.67%	5.13%	5.72%	2.63%	2.91%	3.92%	4.41%	4.99%
Portfolio turnover rate	360%	659%[3]	359%	304%	248%	360%	659%[3]	359%	304%	248%

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.02	$10.01	$9.99	$9.35	$9.31

Income from investment operations
Net investment income[4]	0.28 [2]	0.33	0.42	0.46	0.47
Net gain (loss) on investments (both realized and unrealized)[4]	(0.03)	0.16	0.17	0.63	0.05

Total from investment operations	0.25	0.49	0.59	1.09	0.52

Less distributions
Distributions from net investment income	(0.27)	(0.43)	(0.45)	(0.45)	(0.47)
Distributions from net realized gains	(0.25)	(0.05)	(0.12)	– –	(0.01)

Total distributions	(0.52)	(0.48)	(0.57)	(0.45)	(0.48)

Net asset value at end of period	$9.75	$10.02	$10.01	$9.99	$9.35

Total returns[1]	2.56%	5.02%	6.06%	11.80%	6.00%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$85,717	$81,478	$47,326	$21,678	$2,911
Ratios of expenses to average net assets
Net expenses	1.62%	1.65%	1.82%	1.79%	2.07%
Net expenses (excluding interest expense)	1.62%	1.65%	1.76%	1.75%	1.77%
Total expenses	1.87%	2.00%	2.04%	2.00%	2.31%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	2.89%	3.22%	4.14%	4.57%	5.17%
Before advisory/administration and other fee waivers	2.64%	2.87%	3.92%	4.36%	4.93%
Portfolio turnover rate	360%	659%[3]	359%	304%	248%

[1]	Neither front-end sales load nor contingent deferred sales load is reflected.
[2]	Calculated using the average shares outstanding method.
[3]	Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 257%.
[4]	The Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification had no effect on the Fund’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

BlackRock

Core PLUS Total
Return Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

High Yield Bonds: Sometimes referred to as “junk bonds”, these are debt securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Investment Goal

The fund seeks to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index (the benchmark).

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ± 20% of the duration of the benchmark.

The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. Securities are purchased for the fund when the management team believes that they have the potential for above-average total return. The fund measures its performance against the benchmark.

The fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. The fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

Non-investment grade bonds acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

The fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are

IMPORTANT DEFINITIONS

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Brothers U.S. Aggregate Index: An unmanaged index comprised of more than 5,000 taxable bonds. This is an index of investment grade bonds. All securities included must be rated investment grade by Moody’s, Standard & Poor’s or Fitch.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

issued in several classes with different levels of yield and credit protection. The fund’s investments in commercial mortgage- backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

The fund may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-dollar and non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Non-investment grade securities carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. These companies are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bond holder.

During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the fund.

The market for high yield bonds is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield bonds, especially on short notice. The market could also be hurt by legal or tax changes.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Lehman Brothers U.S. Aggregate Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	Since Inception	Inception Date
Core PLUS Total Return; Inv A
Return Before Taxes	-0.15%	4.13%	4.36%	12/07/01
Return After Taxes on Distributions	-1.12%	2.54%	2.77%
Return After Taxes on Distributions and Sale of Shares	-0.11%	2.58%	2.78%
Core PLUS Total Return; Inv B
Return Before Taxes	-1.14%	3.76%	4.17%	12/07/01
Core PLUS Total Return; Inv C
Return Before Taxes	2.17%	4.77%	5.00%	12/07/01
Lehman Brothers U.S. Aggregate (Reflects no deduction for fees, expenses or taxes)	4.34%	6.20%	6.35%	N/A
*	The information for the fund in the chart and table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	4.0%	0.0%		0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5	%**	1.00	%***
(as percentage of offering price)

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.50%	.50%	.50%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.60%	.60%	.60%
Service fees	.25%	.25%	.25%
Other	.35%	.35%	.35%
Total annual fund operating expenses	1.20%	1.85%	1.85%
Fee waivers and expense reimbursements[1]	.30%	.20%	.20%
Net expenses[1]	.90%	1.65%	1.65%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 0.50% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .90% (excluding interest expense) (for Investor A Shares) and 1.65% (excluding interest expense) (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be .81% (excluding interest expense) and for Investor B and C Shares of the fund are estimated to be 1.56% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$488	$737	$1,006	$1,771
B Shares**
Redemption	$618	$912	$1,182	$1,903
B Shares
No Redemption	$168	$562	$982	$1,903
C Shares**
Redemption	$268	$562	$982	$2,153
C Shares
No Redemption	$168	$562	$982	$2,153
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your Shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Mr. Anderson, Managing Director of BFM since 1988, and Mr. Amero, Managing Director of BFM since 1990. Mr. Anderson and Mr. Amero have been portfolio co-managers of the fund since its inception.

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Core PLUS Total Return Portfolio

	INVESTOR A SHARES			INVESTOR B SHARES				INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	For the period 12/7/01[1] through 9/30/02	Year Ended 9/30/04	Year Ended 9/30/03	For the period 12/7/01[1] through 9/30/02		Year Ended 9/30/04		Year Ended 9/30/03		For the period 12/7/01[1] through 9/30/02
Net asset value at beginning of period	$10.46	$10.31	$10.00	$10.46	$10.31		$10.00		$10.46		$10.31		$10.00

Income from investment operations
Net investment income[6]	0.33 [4]	0.37	0.08	0.25 [4]	0.29		0.43		0.27[4]		0.29		0.43
Net gain (loss) on investments (both realized and unrealized)[6]	– –	0.29	0.59	– –	0.29		0.21		(0.03)		0.29		0.21

Total from investment operations	0.33	0.66	0.67	0.25	0.58		0.64		0.24		0.58		0.64

Less distributions
Distributions from net investment income	(0.31)	(0.45)	(0.36)	(0.24)	(0.37)		(0.33)		(0.24)		(0.37)		(0.33)
Distributions from net realized gains	(0.13)	(0.06)	– –	(0.13)	(0.06)		– –		(0.13)		(0.06)		– –

Total distributions	(0.44)	(0.51)	(0.36)	(0.37)	(0.43)		(0.33)		(0.37)		(0.43)		(0.33)

Net asset value at end of period	$10.35	$10.46	$10.31	$10.34	$10.46		$10.31		$10.33		$10.46		$10.31

Total return[3]	3.25%	6.47%	6.88%	2.38%	5.68%		6.46%		2.28%		5.68%		6.46%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$9	$8	$2	$103	$80	$	– –	$	– –	$	– –	$	– –
Ratios of expenses to average net assets
Net expenses	0.86%	0.90%	0.99%[2]	1.63%	1.65%		1.74%[2]		0.07%		1.65%		1.74%[2]
Net expenses (excluding interest expense)	0.86%	0.90%	0.99%[2]	1.63%	1.65%		1.74%[2]		0.07%		1.65%		1.74%[2]
Total expenses	1.28%	1.25%	1.40%[2]	1.97%	2.00%		2.15%[2]		0.20%		2.00%		2.15%[2]
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	3.21%	3.12%	3.33%[2]	2.46%	2.36%		2.58%[2]		2.67%		2.37%		2.58%[2]
Before advisory/administration and other fee waivers	2.79%	2.77%	2.91%[2]	2.12%	2.01%		2.16%[2]		2.54%		2.02%		2.16%[2]
Portfolio turnover rate	412%	1,021%[5]	330%	412%	1,021%[5]		330%		412%		1,021%[5]		330%

[1]	Commencement of operations of share class.
[2]	Annualized.
[3]	Neither front-end sales load nor contingent deferred sales load is reflected.
[4]	Calculated using the average shares outstanding method.
[5]	Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 371%.
[6]	The Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification had no effect on the Fund’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

BlackRock

Government Income Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pools of loans secured by commercial property, not residential mortgages.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Lehman Brothers Mortgage/10- Year Treasury Index: An unmanaged index comprised a 50% allocation to the mortgage component of the Lehman Brothers U.S. Aggregate Index and a 50% allocation of the Merrill Lynch 10-Year Treasury Index.

Investment Goal

Prior to March 15, 2004, the fund’s investment goal is to seek current income consistent with the preservation of capital. As of March 15, 2004, the fund’s investment goal is to seek to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in the highest rated government and agency bonds in the ten to fifteen year maturity range and in mortgages guaranteed by the U.S. Government or its agencies. The fund normally invests at least 80% of its assets in bonds issued or guaranteed by the U.S. Government and its agencies. Securities purchased by the fund are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the fund management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

The management team evaluates sectors of the bond market and individual securities within those sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. Securities are purchased for the fund when the management team determines that they have the potential for above-average total return. The fund measures its performance against the Lehman Brothers Mortgage/10-Year Treasury Index (the benchmark).

If a security falls below the highest rating category, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team will normally attempt to structure the fund’s portfolio to have comparable duration to its benchmark.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a

IMPORTANT DEFINITIONS

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest with another party for that other party’s obligation to pay or its right to receive another type of interest in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and payment risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below recent historical average rates. This decline may have increased the risk that these rates will rise in the future.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (GNMA) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC) are solely the obligations of FNMA or FHLMC, as the case may be, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of a customized weighted index comprised of the returns of the Lehman Brothers Mortgage Index (50%) and the Lehman Brothers 10-Year Treasury Index (50%), recognized unmanaged indices of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before Investor C Shares were launched is based upon performance for Investor B Shares of the fund. Investor C Shares were launched in February 1997. Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.61% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

As of 12/31

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	10 Years	Inception Date
Government Income; Inv A
Return Before Taxes	-0.75%	5.12%	7.52%	7.52%	10/03/94
Return After Taxes on Distributions	-1.89%	3.42%	5.45%	4.94%
Return After Taxes on Distributions and Sale of Shares	-0.50%	3.36%	5.20%	4.82%
Government Income; Inv B
Return Before Taxes	-1.36%	4.92%	7.42%	7.22%	10/03/94
Government Income; Inv C
Return Before Taxes	2.15%	5.95%	7.69%	7.20%	10/03/94
Lehman Brothers Mtg./10-Yr. Tsy. (Reflects no deduction for fees, expenses or taxes)	4.79%	6.19%	7.53%	7.60%	N/A
*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	4.5%	0.0%		0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5	%**	1.00	%***
(as percentage of offering price)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.50%	.50%	.50%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.58%	.58%	.58%
Service fees	.25%	.25%	.25%
Other	.33%	.33%	.33%
Total annual fund operating expenses	1.18%	1.83%	1.83%
Fee waivers and expense reimbursements*	.11%	.01%	.01%
Net expenses*	1.07%	1.82%	1.82%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated” for more information regarding the reduction of front-end sales charges). A CDSC of 0.50% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.07% (excluding interest expense) (for Investor A Shares) and 1.82% (excluding interest expense) (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be .86% (excluding interest expense) and for Investor B and C Shares of the fund are estimated to be 1.61% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$554	$797	$1,060	$1,808
B Shares**
Redemption	$635	$925	$1,189	$1,897
B Shares
No Redemption	$185	$575	$989	$1,897
C Shares**
Redemption	$285	$575	$989	$2,147
C Shares
No Redemption	$185	$575	$989	$2,147
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Mr. Phillips, Managing Director of BFM since 1999, and Mr. Pellicciaro, Director of BFM since 2003. Mr. Phillips has been a member of the team managing the fund since 1995 and Mr. Pellicciaro since 1999. Mr. Phillips has been a portfolio co-manager of the fund since 1999 and Mr. Pellicciaro since April 2004.

Financial Highlights

The financial information in the table on the next page shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Government Income Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$11.33	$11.40	$10.99	$10.03	$9.92	$11.33	$11.40	$10.98	$10.03	$9.92

Income from investment operations
Net investment income[4]	0.40 [2]	0.34 [2]	0.45 [2]	0.56	0.56	0.31 [2]	0.30 [2]	0.39 [2]	0.48	0.49
Net gain (loss) on investments (both realized and unrealized)[4]	(0.04)	0.14	0.74	0.94	0.13	(0.03)	0.10	0.73	0.93	0.13

Total from investment operations	0.36	0.48	1.19	1.50	0.69	0.28	0.40	1.12	1.41	0.62

Less distributions
Distributions from net investment income	(0.36)	(0.46)	(0.51)	(0.54)	(0.54)	(0.27)	(0.38)	(0.43)	(0.46)	(0.47)
Distributions from capital	– –	– –	– –	– –	(0.04)	– –	– –	– –	– –	(0.04)
Distributions from net realized gains	(0.16)	(0.09)	(0.27)	– –	– –	(0.16)	(0.09)	(0.27)	– –	– –

Total distributions	(0.52)	(0.55)	(0.78)	(0.54)	(0.58)	(0.43)	(0.47)	(0.70)	(0.46)	(0.51)

Net asset value at end of period	$11.18	$11.33	$11.40	$10.99	$10.03	$11.18	$11.33	$11.40	$10.98	$10.03

Total return[1]	3.34%	4.34%	11.47%	15.36%	7.27%	2.57%	3.56%	10.74%	14.41%	6.48%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$126,332	$86,559	$42,845	$12,040	$5,716	$44,786	$53,896	$48,240	$29,936	$24,608
Ratios of expenses to average net assets
Net expenses	0.98%	1.07%	1.11%	1.31%	2.43%	1.73%	1.82%	1.87%	2.10%	3.25%
Net expenses (excluding interest expense)	0.98%	1.07%	1.07%	1.06%	1.06%	1.73%	1.82%	1.82%	1.82%	1.82%
Total expenses	1.38%	1.34%	1.41%	1.60%	2.77%	2.03%	2.09%	2.17%	2.39%	3.60%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	3.63%	3.05%	4.26%	5.25%	5.70%	2.81%	2.66%	3.69%	4.62%	5.05%
Before advisory/administration and other fee waivers	3.23%	2.78%	3.97%	4.96%	5.36%	2.51%	2.35%	3.40%	4.33%	4.71%
Portfolio turnover rate	345%	1,981%[3]	615%	849%	168%	345%	1,981%[3]	615%	849%	168%

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Government Income Portfolio

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$11.31	$11.38	$10.97	$10.02	$9.92

Income from investment operations
Net investment income	0.31 [2]	0.30 [2]	0.36 [2]	0.47	0.49
Net gain (loss) on investments (both realized and unrealized)	(0.03)	0.10	0.75	0.94	0.12

Total from investment operations	0.28	0.40	1.11	1.41	0.61

Less distributions
Distributions from net investment income	(0.27)	(0.38)	(0.43)	(0.46)	(0.47)
Distributions from capital	– –	– –	– –	– –	(0.04)
Distributions from net realized gains	(0.16)	(0.09)	(0.27)	– –	– –

Total distributions	(0.43)	(0.47)	(0.70)	(0.46)	(0.51)

Net asset value at end of period	$11.16	$11.31	$11.38	$10.97	$10.02

Total return[1]	2.57%	3.56%	10.66%	14.42%	6.38%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$26,036	$29,537	$18,378	$3,589	$1,279
Ratios of expenses to average net assets
Net expenses	1.73%	1.82%	1.84%	2.04%	3.29%
Net expenses (excluding interest expense)	1.73%	1.82%	1.81%	1.80%	1.82%
Total expenses	2.03%	2.09%	2.13%	2.33%	3.64%
Ratios of net investment income to average net assets
After advisory/administration fee waivers	2.81%	2.61%	3.42%	4.50%	5.10%
Before advisory/administration fee waivers	2.51%	2.34%	3.13%	4.21%	4.76%
Portfolio turnover rate	345%	1,981%[3]	615%	849%	168%

[1]	Neither front-end sales load nor contingent deferred sales load is reflected.
[2]	Calculated using the average shares outstanding method.
[3]	Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 371%.
[4]	The Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification had no effect on the Fund’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

BlackRock

Inflation Protected Bond Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

High Yield Bonds: Sometimes referred to as “junk bonds”, these are debt securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Investment Goal

The fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The fund maintains an average portfolio duration that is within ±20% of the duration of the Lehman Global Real: U.S. TIPS Index (the benchmark).

The fund may invest up to 20% of it assets in non-investment grade bonds (high yield or junk bonds) or securities of emerging market issuers. The fund may also invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The fund is non-diversifed, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The fund may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, investment grade corporate bonds and asset-backed securities. Securities are purchased for the fund when the management team believes that they have the potential for above-average real return. The fund measures its performance against the benchmark.

Non-investment grade bonds acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

IMPORTANT DEFINITIONS

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Global Real: U.S. TIPS Index: An unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market. Performance information for the index prior to October 1997 is based on the performance information of the Lehman Inflation Notes Index.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average real returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money. The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the fund’s gross income. Due to original issue discount, the fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

The fund makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

The fund may invest in non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-dollar and non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Non-investment grade securities carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. These companies are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bond holder.

During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the fund.

The market for high yield bonds is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield bonds, especially on short notice. The market could also be hurt by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

The fund is a non-diversified portfolio under the Investment Company Act, which means that fund performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would a diversified fund’s.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	3.0%	0.0%		0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5	%**	1.00	%***
(as percentage of offering price)

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock, and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support to their customers who own shares of the Company.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.40%	.40%	.40%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses[2]	1.27%	1.17%	1.17%
Service fees	.25%	.25%	.25%
Other	.92%	.92%	.92%
Total annual fund operating expenses	1.67%	2.32%	2.32%
Fee waivers and expense reimbursements[1]	.82%	.72%	.72%
Net expenses[1]	.85%	1.60%	1.60%
*	Reduced front-end sales charges may be available (See the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of .15% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .85% (for Investor A Shares) and 1.60% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be .71% (excluding interest expense) and for Investor B and C Shares of the fund are estimated to be 1.46% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.
[2]	The fund is newly organized and, accordingly, “Other expenses” are based on estimated amounts for the current year.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
A Shares*	$483	$ 849
B Shares**
Redemption	$613	$1,005
B Shares
No Redemption	$163	$ 655
C Shares**
Redemption	$263	$ 655
C Shares
No Redemption	$163	$ 655
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Todd Kopstein, Managing Director of BFM since 2003, Brian Weinstein, Vice President of BFM, and Stuart Spodek, Managing Director of BFM since 2002.

Mr. Kopstein joined BlackRock as an analyst in 1994 and became a portfolio manager specializing in short duration securities in 1998.

Mr. Weinstein, Vice President, is a member of the Investment Strategy Group. His primary responsibility is the management of total return and real return products. Mr. Weinstein focuses on relative value opportunities across the yield curve in Government and Agency securities. Mr. Weinstein moved to his current role in the Portfolio Management Group in 2002. He began his career at BlackRock in the Portfolio Analytics Group, providing analytics and risk management information to the BlackRock Portfolio Management Team. He joined BlackRock in 2000 as an analyst in the Portfolio Analytics Group after spending several summers with BlackRock as an intern.

Mr. Spodek joined BlackRock in 1993 as an analyst and subsequently was promoted to portfolio manager. He became a Director in 1999.

Mr. Kopstein and Mr. Spodek have been portfolio managers of the fund since its inception.

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the period indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, the fund’s independent registered public accountant for the fiscal year shown below. The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Inflation Protected Bond Portfolio

	INVESTOR A SHARES	INVESTOR B SHARES	INVESTOR C SHARES
	For the Period 6/28/04 through 9/30/04[1]	For the Period 6/28/04 through 9/30/04[1]	For the Period 6/28/04 through 9/30/04[1]
Net asset value at beginning of period	$10.00	$10.00	$10.00

Income from investment operations
Net investment income (loss)	0.01 [2]	(0.01)[2]	(0.01)[2]
Net gain (loss) on investments (both realized and unrealized)	0.51	0.53	0.56

Total from investment operations	0.52	0.52	0.55

Less distributions
Distributions from net investment income	(0.02)	(0.01)	– –
Distributions from net realized gains	– –	– –	– –

Total distributions	(0.02)	(0.01)	– –

Net asset value at end of period	$10.50	$10.51	$10.55

Total return[3]	5.21%	5.21%	5.51%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$93	$61	$6
Ratios of expenses to average net assets
Net expenses	0.16%[4]	0.38%[4]	0.19%[4]
Net expenses (excluding interest expenses)	0.16%[4]	0.38%[4]	0.19%[4]
Total expenses	0.30%[4]	0.51%[4]	0.27%[4]
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	0.14%[4]	(0.15)%[4]	(0.12)%[4]
Before advisory/administration and other fee waivers	0.28%[4]	(0.27)%[4]	(0.20)%[4]
Portfolio turnover rate	96%	96%	96%

[1]	Commencement of operations of share class.
[2]	Calculated using the average shares outstanding method.
[3]	Neither front-end sales load nor contingent deferred sales load is reflected.
[4]	Annualized.

BlackRock

GNMA Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

GNMA Securities: Securities issued and guaranteed by the Government National Mortgage Association (GNMA). These securities represent interests in pools of residential mortgage loans originated by private lenders and pass income from the initial debtors (homeowners) through intermediaries to investors.

Lehman Brothers GNMA MBS Index: An unmanaged index comprised of mortgage-backed pass through securities of the Government National Mortgage Association (GNMA).

Investment Goal

The fund’s investment goal is to seek to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in securities issued by the Government National Mortgage Association (GNMA) as well as other U.S. Government securities in the five to ten year maturity range. The fund normally invests at least 80% of its assets in GNMA securities. GNMA securities are backed by the full faith and credit of the United States and are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

Securities purchased by the fund are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the fund management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

Securities are purchased for the fund when the management team determines that they have the potential for above-average total return. The fund measures its performance against the Lehman Brothers GNMA MBS Index (the benchmark).

If a security falls below the highest rating category, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team will normally attempt to structure the fund’s portfolio to have comparable duration to its benchmark.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest with another party for that other party’s obligation to pay or its right to receive another type of interest in

IMPORTANT DEFINITIONS

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and prepayment risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future.

In addition to GNMA securities, the fund also makes investments in other residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (GNMA) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC) are solely the obligations of FNMA or FHLMC, as the case may be, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Lehman Brothers GNMA MBS Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before the fund was launched is based upon performance for a predecessor common trust fund which transferred its assets and liabilities to the fund. The fund was launched in May 1998.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	10 Years	Inception Date
GNMA; Inv A
Return Before Taxes	-0.71%	3.37%	6.21%	6.76%	05/31/90
Return After Taxes on Distributions	-2.23%	1.46%	3.88%	4.35%
Return After Taxes on Distributions and Sale of Shares	-0.48%	1.73%	3.87%	4.28%
GNMA; Inv B
Return Before Taxes	-1.86%	2.95%	5.89%	6.37%	05/31/90
GNMA; Inv C
Return Before Taxes	1.71%	4.03%	6.19%	6.36%	05/31/90
Lehman Brothers GNMA MBS Index (Reflects no deduction for fees, expenses or taxes)	4.35%	5.27%	7.00%	7.54%	N/A
*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	4.0%	0.0%		0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5	%**	1.00	%***
(as percentage of offering price)

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Interest Expense: The cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services for shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.55%	.55%	.55%
Distribution (12b-1) fees	.10%	.75%	.75%
Interest expense	.06%	.06%	.06%
Other expenses	.62%	.62%	.62%
Service fees	.25%	.25%	.25%
Other	.37%	.37%	.37%
Total annual fund operating expenses	1.33%	1.98%	1.98%
Fee waivers and expense reimbursements[1]	.20%	.10%	.10%
Net expenses[1]	1.13%	1.88%	1.88%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 0.50% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.07% (excluding interest expense) (for Investor A Shares) and 1.82% (excluding interest expense) (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$511	$786	$1,081	$1,921
B Shares**
Redemption	$641	$962	$1,258	$2,052
B Shares
No Redemption	$191	$612	$1,058	$2,052
C Shares**
Redemption	$291	$612	$1,058	$2,298
C Shares
No Redemption	$191	$612	$1,058	$2,298
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Andrew Phillips, Managing Director of BFM since 1999, and Eric Pellicciaro, Director of BFM since 2003. Mr. Phillips has been a member of the team managing the fund since 1998 and Mr. Pellicciaro since 1999. Mr. Phillips has been a portfolio co-manager of the fund since 1999 and Mr. Pellicciaro since April 2004.

Financial Highlights

The financial information in the table on the next page shows the fund’s financial performance for the period indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

GNMA Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.06	$10.27	$10.32	$9.71	$9.61	$10.03	$10.24	$10.29	$9.71	$9.61

Income from investment operations
Net investment income[4]	0.43 [2]	0.46	0.54	0.58	0.57	0.36 [2]	0.38	0.47	0.51	0.50
Net gain (loss) on investments (both realized and unrealized)[4]	(0.09)	(0.11)	0.20	0.61	0.14	(0.09)	(0.11)	0.19	0.58	0.14

Total from investment operations	0.34	0.35	0.74	1.19	0.71	0.27	0.27	0.66	1.09	0.64

Less distributions
Distributions from net investment income	(0.48)	(0.56)	(0.58)	(0.58)	(0.59)	(0.41)	(0.48)	(0.50)	(0.51)	(0.52)
Distributions from net realized gains	– –	– –	(0.21)	– –	(0.02)	– –	– –	(0.21)	– –	(0.02)

Total distributions	(0.48)	(0.56)	(0.79)	(0.58)	(0.61)	(0.41)	(0.48)	(0.71)	(0.51)	(0.54)

Net asset value at end of period	$9.92	$10.06	$10.27	$10.32	$9.71	$9.89	$10.03	$10.24	$10.29	$9.71

Total return[1]	3.50%	3.50%	7.50%	12.74%	7.18%	2.74%	2.74%	6.72%	11.48%	6.39%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$18,080	$18,978	$13,620	$3,672	$1,882	$25,439	$32,486	$23,928	$4,936	$335
Ratios of expenses to average net assets
Net expenses	1.05%	1.11%	1.36%	1.81%	1.98%	1.80%	1.85%	2.07%	2.53%	2.71%
Net expenses (excluding interest expense)	0.99%	1.07%	1.07%	1.07%	1.08%	1.74%	1.82%	1.80%	1.77%	1.81%
Total expenses	1.46%	1.42%	1.65%	2.13%	2.33%	2.11%	2.16%	2.36%	2.83%	3.06%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	4.34%	4.27%	5.18%	5.77%	6.21%	3.62%	3.56%	4.44%	4.67%	5.38%
Before advisory/administration and other fee waivers	3.93%	3.96%	4.89%	5.45%	5.85%	3.31%	3.25%	4.15%	4.36%	5.03%
Portfolio turnover rate	228%	1,365%[3]	401%	773%	184%	228%	1,365%[3]	401%	773%	184%

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

GNMA Portfolio

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.01	$10.23	$10.27	$9.68	$9.61

Income from investment operations
Net investment income	0.36 [2]	0.38	0.45	0.51	0.52
Net gain (loss) on investments (both realized and unrealized)	(0.08)	(0.12)	0.22	0.59	0.09

Total from investment operations	0.28	0.26	0.67	1.10	0.61

Less distributions
Distributions from net investment income	(0.41)	(0.48)	(0.50)	(0.51)	(0.52)
Distributions from net realized gains	– –	– –	(0.21)	– –	(0.02)

Total distributions	(0.41)	(0.48)	(0.71)	(0.51)	(0.54)

Net asset value at end of period	$9.88	$10.01	$10.23	$10.27	$9.68

Total return[1]	2.85%	2.64%	6.84%	11.62%	6.39%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$39,542	$51,109	$36,220	$1,225	$29
Ratios of expenses to average net assets
Net expenses	1.80%	1.85%	1.94%	2.48%	2.69%
Net expenses (excluding interest expense)	1.74%	1.82%	1.79%	1.75%	1.81%
Total expenses	2.11%	2.16%	2.23%	2.79%	3.04%
Ratios of net investment income to average net assets
After advisory/administration fee waivers	3.62%	3.55%	4.13%	4.54%	5.47%
Before advisory/administration fee waivers	3.31%	3.24%	3.84%	4.23%	5.12%
Portfolio turnover rate	228%	1,365%[3]	401%	773%	184%

[1]	Neither front-end sales load nor contingent deferred sales load is reflected.
[2]	Calculated using the average shares outstanding method.
[3]	Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 268%.
[4]	The Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification had no effect on the Fund’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

BlackRock

Managed Income Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pools of loans secured by commercial property, not residential mortgages.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Brothers U.S. Aggregate Index: An unmanaged index comprised of more than 5,000 taxable bonds. This is an index of investment grade bonds; all securities included must be rated investment grade by Moody’s, Standard & Poor’s or Fitch.

Investment Goal

The fund’s investment goal is to seek to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in investment grade bonds and maintains an average portfolio duration that is within ±20% of the Lehman Brothers U.S. Aggregate Index (the benchmark).

The management team evaluates sectors of the bond market and individual bonds within those sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. Securities are purchased for the fund when the management team determines that they have the potential for above-average total return. The fund measures its performance against the benchmark.

If a security falls below investment grade, the management team will decide whether to continue to hold the security. Split rated bonds will be considered to have the higher credit rating. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The fund normally invests at least 80% of its assets in bonds and only buys securities rated investment grade at the time of purchase by at least one major rating agency or determined by the fund management team to be of similar quality. The fund may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an

IMPORTANT DEFINITIONS

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

The fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

The fund may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table on the next page give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Lehman Brothers U.S. Aggregate Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

Investor A Shares were launched in February 1992, Investor B Shares were launched in July 1997 and Investor C Shares were launched in November 1999. The performance for Investor B Shares for the period before they were launched is based upon performance for Investor A Shares and the performance for Investor C Shares for the period before they were launched is based upon performance for Investor A and Investor B Shares.

The actual return of Investor B and C Shares would have been lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of 1.05% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.80% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	10 Years	Inception Date
Managed Income; Inv A
Return Before Taxes	-0.74%	4.05%	6.29%	6.51%	11/01/89
Return After Taxes on Distributions	-2.10%	2.08%	4.15%	4.10%
Return After Taxes on Distributions and Sale of Shares	-0.43%	2.33%	4.10%	4.07%
Managed Income; Inv B
Return Before Taxes	-1.34%	3.80%	6.17%	6.41%	11/01/89
Managed Income; Inv C
Return Before Taxes	2.16%	4.88%	6.39%	6.39%	11/01/89
Lehman Brothers U.S. Aggregate (Reflects no deduction for fees, expenses or taxes)	4.34%	6.20%	7.71%	7.72%	N/A
*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	4.5%	0.0%		0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5	%**	1.00	%***
(as percentage of offering price)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.50%	.50%	.50%
Distribution (12b-1) fees	.10%	.75%	.75%
Interest Expense[2]	—	—	—
Other expenses	.58%	.58%	.58%
Service fees	.25%	.25%	.25%
Other	.33%	.33%	.33%
Total annual fund operating expenses	1.18%	1.83%	1.83%
Fee waivers and expense reimbursements[1]	.06%	.00%	.00%
Net expenses[1]	1.12%	1.83%	1.83%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 0.50% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchases of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.12% (excluding interest expense) (for Investor A Shares) and 1.87% (excluding interest expense) (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be 1.05% (excluding interest expense) and for Investor B and C Shares of the fund are estimated to be 1.80% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.
[2]	The fund periodically engages in certain investment transactions which generate interest expense. For the year ended 9/30/04 the interest expense on the fund for such transactions was less than .01%.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	2 Years	5 Years	10 Years
A Shares*	$559	$802	$1,064	$1,812
B Shares**
Redemption	$636	$926	$1,190	$1,898
B Shares
No Redemption	$186	$576	$ 990	$1,898
C Shares**
Redemption	$286	$576	$ 990	$2,148
C Shares
No Redemption	$186	$576	$ 990	$2,148
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988, and Scott Amero, Managing Director of BFM since 1990. Mr. Anderson and Mr. Amero have been members of the team managing the fund since 1995. Mr. Anderson has been a portfolio co-manager of the fund since 1997 and Mr. Amero since 1999.

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Managed Income Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.80	$10.71	$10.60	$9.92	$9.92	$10.80	$10.71	$10.60	$9.92	$9.92

Income from investment operations
Net investment income[5]	0.42 [6]	0.49	0.53	0.56	0.59	0.35 [6]	0.41	0.46	0.49	0.51
Net gain (loss) on investments (both realized and unrealized)[5]	(0.10)	0.18	0.12	0.68	0.01	(0.11)	0.18	0.11	0.68	0.02

Total from investment operations	0.32	0.67	0.65	1.24	0.60	0.24	0.59	0.57	1.17	0.53

Less distributions
Distributions from net investment income	(0.43)	(0.58)	(0.54)	(0.56)	(0.58)	(0.35)	(0.50)	(0.46)	(0.49)	(0.51)
Distributions from net realized gains	(0.28)	– –	– –	– –	(0.02)	(0.28)	– –	– –	– –	(0.02)

Total distributions	(0.71)	(0.58)	(0.54)	(0.56)	(0.60)	(0.63)	(0.50)	(0.46)	(0.49)	(0.53)

Net asset value at end of period	$10.41	$10.80	$10.71	$10.60	$9.92	$10.41	$10.80	$10.71	$10.60	$9.92

Total return[1]	3.13%	6.41%	6.32%	12.86%	6.35%	2.36%	5.61%	5.53%	12.03%	5.56%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$35,462	$49,870	$52,794	$20,196	$16,936	$9,136	$10,425	$9,582	$7,981	$4,831
Ratios of expenses to average net assets
Net expenses	1.10%	1.12%	1.12%	1.13%	1.12%	1.85%	1.87%	1.99%	2.21%	2.53%
Net expenses (excluding interest expense)	1.10%	1.12%	1.12%	1.13%	1.12%	1.85%	1.87%	1.87%	1.87%	1.87%
Total expenses	1.30%	1.30%	1.38%	1.61%	1.89%	1.95%	2.05%	2.11%	2.33%	2.64%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	4.06%	4.57%	5.14%	5.47%	6.02%	3.31%	3.80%	4.43%	4.71%	5.22%
Before advisory/administration and other fee waivers	3.86%	4.40%	5.00%	5.35%	5.91%	3.21%	3.63%	4.30%	4.60%	5.11%
Portfolio turnover rate	284%	613%[4]	290%	262%	205%	284%	613%[4]	290%	262%	205%

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Managed Income Portfolio

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	For the Period 11/22/99[3] through 9/30/00
Net asset value at beginning of period	$10.78	$10.68	$10.57	$9.91	$9.92

Income from investment operations
Net investment income	0.35 [6]	0.41	0.46	0.49	0.44
Net gain (loss) on investments (both realized and unrealized)	(0.12)	0.19	0.11	0.66	(0.02)

Total from investment operations	0.23	0.60	0.57	1.15	0.42

Less distributions
Distributions from net investment income	(0.35)	(0.50)	(0.46)	(0.49)	(0.43)
Distributions from net realized gains	(0.28)	– –	– –	– –	– –

Total distributions	(0.63)	(0.50)	(0.46)	(0.49)	(0.43)

Net asset value at end of period	$10.38	$10.78	$10.68	$10.57	$9.91

Total return[1]	2.26%	5.73%	5.54%	11.84%	4.91%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$870	$763	$554	$345	$31
Ratios of expenses to average net assets
Net expenses	1.84%	1.87%	2.00%	2.03%	2.36%[2]
Net expenses (excluding interest expense)	1.84%	1.87%	1.87%	1.86%	1.78%[2]
Total expenses	1.95%	2.05%	2.14%	2.14%	2.47%[2]
Ratios of net investment income to average net assets
After advisory/administration fee waivers	3.34%	3.77%	4.44%	4.60%	5.24%[2]
Before advisory/administration fee waivers	3.24%	3.60%	4.30%	4.49%	5.13%[2]
Portfolio turnover rate	284%	613%[4]	290%	262%	205%

[1]	Neither front-end sales load nor contingent deferred sales load is reflected.
[2]	Annualized.
[3]	Commencement of operations of share class.
[4]	Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 206%.
[5]	The Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification had no effect on the Fund’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

6 Calculated using the average shares outstanding method.

BlackRock

International Bond Portfolio

IMPORTANT DEFINITIONS

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Citigroup Non-U.S. World Government Bond Index: An unmanaged index that tracks the performance of 20 government bond markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Investment Goal

The fund seeks to realize a total return that exceeds that of the Citigroup Non-U.S. World Government Bond Index (the benchmark).

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in non-dollar denominated bonds of issuers located outside of the United States in the five to fifteen year maturity range. The fund normally invests at least 80% of its assets in bonds and at least 65% of its assets in bonds of a diversified group of non-U.S. issuers from at least three developed countries. The fund may invest more than 25% of its assets in the securities of issuers located in Canada, France, Germany, Japan and the United Kingdom. The fund may from time to time invest in investment grade bonds of issuers in emerging market countries. The fund will also invest in non-U.S. currencies; however, the fund may underweight or overweight a currency based on the fund management team’s outlook. The fund may only buy securities rated investment grade at the time of purchase by at least one major rating agency or determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

The management team evaluates sectors of the bond markets of various world economies and individual securities within those sectors. Securities are purchased for the fund when the management team determines that they have the potential for above-average total return. The fund measures its performance against the benchmark.

If a security falls below investment grade, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team will normally attempt to structure the fund’s portfolio to have comparable duration to its benchmark.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement

IMPORTANT DEFINITIONS

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

to buy or sell instruments of these types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Three of the main risks of investing in the fund are interest rate risk, credit risk and the risks associated with investing in non-dollar denominated bonds of issuers located outside of the United States. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so in the future, as a result of economic and political turmoil in many of these countries.

Investing a significant portion of assets in one country makes the fund more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified. For example, the Japanese economy (especially Japanese banks, securities firms and insurance companies) has experienced considerable difficulty in recent years. In addition, the Japanese Yen has gone up and down in value versus the U.S. dollar. Japan may also be affected by turmoil in other Asian countries. The ability to concentrate in Canada, France, Germany and the United Kingdom may make the fund’s performance more dependent on developments in those countries.

The fund’s expenses can be expected to be higher than those of funds investing primarily in domestic securities because the costs related to investing abroad are usually higher than domestic expenses.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse purchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table on the next page give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Citigroup Non-U.S. World Government Bond Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before Investor A and B Shares were launched is based upon performance for Service Shares of the fund, which were first issued in July 1991. Investor A and B Shares were launched in April 1996 and Investor C Shares were launched in September 1996. The performance for Investor C Shares for the period before they were launched is based on performance for Service and Investor B Shares. The actual return of Investor A and B Shares would have been lower than shown for the period before they were launched because Investor A and B Shares have higher expenses than Service Shares. Also, the actual returns of Investor B and C Shares would have been lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of 1.19% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.94% of average daily net assets (after waivers and reimbursements) for the current fiscal year. Service Shares of the fund are expected to have expenses of 1.01% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	10 Years	Inception Date
International Bond; Inv A
Return Before Taxes	5.30%	9.00%	9.13%	9.58%	07/01/91
Return After Taxes on Distributions	3.69%	7.37%	6.65%	6.52%
Return After Taxes on Distributions and Sale of Shares	3.38%	6.68%	6.23%	6.28%
International Bond; Inv B
Return Before Taxes	5.48%	9.09%	9.16%	9.42%	07/01/91
International Bond; Inv C
Return Before Taxes	8.96%	10.08%	9.48%	9.44%	07/01/91
Citigroup Non-U.S. WGBI (Reflects no deduction for fees, expenses or taxes)	12.13%	17.48%	8.77%	7.33%	N/A
*	The chart and the table both assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	5.0%	0.0%	0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%**	1.00	%***
(as percentage of offering price)
Redemption/Exchange Fee****	2.0%	2.0%	2.0%
(as a percentage of amount redeemed)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.55%	.55%	.55%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.69%	.69%	.69%
Service fees	.25%	.25%	.25%
Other	.44%	.44%	.44%
Total annual fund operating expenses	1.34%	1.99%	1.99%
Fee waivers and expense reimbursements[1]	—	—	—
Net expenses[1]	1.34%	1.99%	1.99%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 0.75% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
****	Fee applies only to shares purchased on or after 1/28/2004 that are redeemed or exchanged within 30 days of purchase.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.50% (excluding interest expense) (for Investor A Shares) and 2.25% (excluding interest expense) (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be 1.19% (excluding interest expense) and for Investor B and C Shares of the fund are estimated to be 1.94% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$629	$902	$1,196	$2,031
B Shares**
Redemption	$652	$974	$1,273	$2,071
B Shares
No Redemption	$202	$624	$1,073	$2,071
C Shares**
Redemption	$302	$624	$1,073	$2,317
C Shares
No Redemption	$202	$624	$1,073	$2,317
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Andrew Gordon, Managing Director of BFM since 1996 and Scott Thiel, Managing Director of BlackRock since 2002. Prior to joining BlackRock, Mr. Thiel was a Vice President at Goldman Sachs & Co. responsible for developing strategies in both U.S. and international interest rate and derivative markets for institutional money managers. Mr. Gordon has been a member of the team managing the fund since 1997, and Mr. Thiel since 2002. Mr. Gordon has been a portfolio co-manager of the fund since 1997 and Mr. Thiel since 2004.

Financial Highlights

The financial information in the table on the next page shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

International Bond Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$11.07	$10.54	$10.53	$10.69	$10.81	$11.07	$10.54	$10.53	$10.69	$10.81

Income from investment operations
Net investment income	0.23 [2]	0.24 [2]	0.35 [2]	0.47	0.46	0.15[2]	0.16 [2]	0.27 [2]	0.39	0.36
Net gain (loss) on investments (both realized and unrealized)	0.52	0.81	0.19	0.71	0.21	0.51	0.81	0.19	0.71	0.23

Total from investment operations	0.75	1.05	0.54	1.18	0.67	0.66	0.97	0.46	1.10	0.59

Less distributions
Distributions from net investment income	(0.40)	(0.28)	(0.53)	(1.34)	(0.47)	(0.31)	(0.20)	(0.45)	(1.26)	(0.39)
Distributions from capital	– –	(0.17)	– –	– –	– –	– –	(0.17)	– –	– –	– –
Distributions from net realized gains	– –	(0.07)	– –	– –	(0.32)	– –	(0.07)	– –	– –	(0.32)

Total distributions	(0.40)	(0.52)	(0.53)	(1.34)	(0.79)	(0.31)	(0.44)	(0.45)	(1.26)	(0.71)

Net asset value at end of period	$11.42	$11.07	$10.54	$10.53	$10.69	$11.42	$11.07	$10.54	$10.53	$10.69

Total return[1]	6.84%[3]	10.27%	5.29%	11.79%	6.54%	6.04%[3]	9.45%	4.51%	10.96%	5.74%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$123,145	$74,821	$39,727	$16,827	$5,435	$16,780	$13,087	$11,470	$7,393	$3,283
Ratios of expenses to average net assets
Net expenses	1.31%	1.41%	1.47%	2.88%	1.89%	2.06%	2.16%	2.25%	3.63%	2.59%
Net expenses (excluding interest expense)	1.31%	1.41%	1.37%	1.36%	1.38%	2.06%	2.16%	2.11%	2.10%	2.13%
Total expenses	1.43%	1.41%	1.47%	2.88%	1.89%	2.09%	2.16%	2.25%	3.63%	2.59%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	2.06%	2.21%	3.36%	4.85%	4.20%	1.32%	1.51%	2.64%	4.17%	3.45%
Before advisory/administration and other fee waivers	1.93%	2.21%	3.36%	4.85%	4.20%	1.29%	1.51%	2.64%	4.17%	3.45%
Portfolio turnover rate	240%	209%	206%	111%	266%	240%	209%	206%	111%	266%

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

International Bond Portfolio

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$11.10	$10.56	$10.55	$10.69	$10.81

Income from investment operations
Net investment income	0.15 [2]	0.15 [2]	0.27 [2]	0.39	0.35
Net gain (loss) on investments (both realized and unrealized)	0.51	0.83	0.19	0.73	0.24

Total from investment operations	0.66	0.98	0.46	1.12	0.59

Less distributions
Distributions from net investment income	(0.31)	(0.20)	(0.45)	(1.26)	(0.39)
Distributions from capital	– –	(0.17)	– –	– –	– –
Distributions from net realized gains	– –	(0.07)	– –	– –	(0.32)

Total distributions	(0.31)	(0.44)	(0.45)	(1.26)	(0.71)

Net asset value at end of period	$11.45	$11.10	$10.56	$10.55	$10.69

Total return[1]	6.03%[3]	9.53%	4.50%	11.15%	5.74%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$36,947	$17,777	$8,427	$4,182	$2,228
Ratios of expenses to average net assets
Net expenses	2.04%	2.15%	2.23%	3.64%	2.56%
Net expenses (excluding interest expense)	2.04%	2.15%	2.11%	2.10%	2.15%
Total expenses	2.07%	2.15%	2.23%	3.64%	2.56%
Ratios of net investment income to average net assets
After advisory/administration fee waivers	1.32%	1.44%	2.62%	4.20%	3.43%
Before advisory/administration fee waivers	1.29%	1.44%	2.62%	4.20%	3.43%
Portfolio turnover rate	240%	209%	206%	111%	266%

[1]	Neither front-end sales load nor contingent deferred sales load is reflected.
[2]	Calculated using the average shares outstanding method.
[3]	Redemption fee of 2.00% is reflected in total return calculations.

BlackRock

High Yield Bond Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bank Loans: The fund may invest in fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions. The fund considers such investments to be debt securities.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Bond Obligations (CBO): The fund may invest in collateralized bond obligations which are securities backed by a diversified pool of high yield securities.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Credit Default Swaps: In entering into a credit default swap, one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed-upon) value of such bond.

Investment Goal

The fund’s investment goal is to seek to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in non-investment grade bonds with maturities of ten years or less. The fund normally invests at least 80% of its assets in high yield bonds, including convertible and preferred securities. The high yield securities (commonly called “junk bonds”) acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be determined by the fund management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. The fund may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

The management team evaluates sectors of the high yield market and individual bonds within these sectors. Securities are purchased for the fund when the management team determines that they have the potential for above-average total return. The fund measures its performance against the Lehman Brothers U.S. Corporate High Yield Index (the benchmark).

To add additional diversification, the management team can invest in a wide range of securities including corporate bonds, mezzanine investments, collateralized bond obligations, bank loans and mortgage-backed and asset-backed securities. The fund can also invest, to the extent consistent with its investment goal, in non-U.S. and emerging market securities and currencies. The fund may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy. These securities involve considerable risk and have significant uncertainties regarding the issuer’s current or future ability to make interest and principal payments. Typically the management team will invest in distressed securities when it believes they are undervalued.

If a security’s rating declines, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to

IMPORTANT DEFINITIONS

High Yield Bonds: Sometimes referred to as “junk bonds”, these are debt securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low-rated issuer.

Lehman Brothers U.S. Corporate High Yield Index: An unmanaged index that is comprised of issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 and at least one year to maturity.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mezzanine Investments: These are subordinated debt securities which receive payments of interest and principal after other more senior security holders are paid. They are generally issued in private placements in connection with an equity security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

hold the security is unacceptable when compared to its total return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into credit default or other swaps and interest rate or foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

Non-investment grade bonds carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. These companies are often young and growing and have a lot of debt. High yield bonds are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bond holder.

During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the fund.

The market for high yield bonds is not as liquid as the markets for higher-rated securities. This means that it may be harder to buy and sell high yield bonds, especially on short notice. The market could also be hurt by legal or tax changes.

If the fund invests in high yield securities that are rated C or below, the fund will incur significant risk in addition to the risks generally associated with investments in high yield securities. Distressed securities frequently do not produce income while they are outstanding. The fund may purchase distressed securities that are in default or the issuers of which are in bankruptcy. The fund may be required to bear certain extraordinary expenses in order to protect and recover its investment. The fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Mezzanine securities carry the risk that the issuer will not be able to meet its obligations and that the equity securities purchased with the mezzanine investments may lose value.

The market for bank loans may not be highly liquid and the fund may have difficulty selling them. These investments expose the fund to the credit risk of both the financial institution and the underlying borrower.

The pool of high yield securities underlying CBOs is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

The expenses of the fund will be higher than those of mutual funds investing primarily in investment grade securities. The costs of investing in the high yield market are usually higher for several reasons, such as the higher costs for investment research and higher commission costs.

The fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The fund’s investments in commercial mortgage-backed securities with several classes will normally be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

The fund may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non- U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non U.S. securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Lehman Brothers U.S. Corporate High Yield Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	Since Inception	Inception Date
High Yield Bond; Inv A
Return Before Taxes	6.39%	10.91%	6.07%	6.50%	11/19/98
Return After Taxes on Distributions	3.40%	7.27%	2.08%	2.47%
Return After Taxes on Distributions and Sale of Shares	4.07%	7.03%	2.57%	2.91%
High Yield Bond; Inv B
Return Before Taxes	6.61%	10.99%	6.07%	6.58%	11/19/98
High Yield Bond; Inv C
Return Before Taxes	10.10%	11.92%	6.37%	6.58%	11/19/98
Lehman Brothers U.S. Corporate High Yield (Reflects no deduction for fees, expenses or taxes)	11.13%	12.22%	6.97%	6.34%	N/A
*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	5.0%	0.0%	0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%**	1.00	%***
(as percentage of offering price)
Redemption/Exchange Fee****	2.0%	2.0%	2.0%
(as a percentage of amount redeemed)

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Interest Expense: The cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.50%	.50%	.50%
Distribution (12b-1) fees	.10%	.75%	.75%
Interest expense	.01%	.01%	.01%
Other expenses	.64%	.64%	.64%
Service fees	.25%	.25%	.25%
Other	.39%	.39%	.39%
Total annual fund operating expenses	1.25%	1.90%	1.90%
Fee waivers and expense reimbursements[1]	.07%	—	—
Net expenses[1]	1.18%	1.90%	1.90%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 0.75% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
****	Fee applies only to shares purchased on or after 1/28/2004 that are redeemed or exchanged within 30 days of purchase.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.17% (excluding interest expense) (for Investor A Shares) and 1.92% (excluding interest expense) (for Investor B and C Shares) of average daily net assets until February 1, 2006. In addition, BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.28% (excluding interest expense) (for Investor A Shares) and 2.03% (excluding interest expense) (for Investor B and C Shares) of average daily net assets until February 1, 2007. Including voluntary waivers, until February 1, 2006 the net expenses for Investor A Shares of the fund are estimated to be .96% (excluding interest expense) and for Investor B and C Shares of the fund are estimated to be 1.71% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$614	$870	$1,145	$1,930
B Shares**
Redemption	$643	$947	$1,226	$1,974
B Shares
No Redemption	$193	$597	$1,026	$1,974
C Shares**
Redemption	$293	$597	$1,026	$2,222
C Shares
No Redemption	$193	$597	$1,026	$2,222
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Jeff Gary, Managing Director of BFM since 2003, and Scott Amero, Managing Director of BFM since 1990. Mr. Gary is the head of the High Yield Team. Prior to joining BFM, he was a Managing Director and portfolio manager with AIG (American General)

Investment Group. Mr. Gary and Mr. Amero have been portfolio managers of the fund since September 2003, and Mr. Amero has been part of the portfolio management team since the funds’ inception.

Financial Highlights

The financial information in the table on the next page shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

High Yield Bond Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$7.73	$6.75	$7.40	$8.92	$9.73	$7.73	$6.75	$7.39	$8.91	$9.73

Income from investment operations
Net investment income	0.58 [2]	0.73	0.82	0.90	1.07	0.52 [2]	0.65	0.74	0.83	0.99
Net gain (loss) on investments (both realized and unrealized)	0.38	0.96	(0.69)	(1.40)	(0.81)	0.38	0.98	(0.66)	(1.40)	(0.81)

Total from investment operations	0.96	1.69	0.13	(0.50)	0.26	0.90	1.63	0.08	(0.57)	0.18

Less distributions
Distributions from net investment income	(0.55)	(0.71)	(0.78)	(1.02)	(1.07)	(0.49)	(0.65)	(0.72)	(0.95)	(1.00)

Total distributions	(0.55)	(0.71)	(0.78)	(1.02)	(1.07)	(0.49)	(0.65)	(0.72)	(0.95)	(1.00)

Net asset value at end of period	$8.14	$7.73	$6.75	$7.40	$8.92	$8.14	$7.73	$6.75	$7.39	$8.91

Total return1	12.70%[3]	26.25%	1.38%	(5.98)%	2.63%	11.87%[3]	25.34%	0.75%	(6.71)%	1.74%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$72,806	$82,391	$18,932	$8,980	$5,094	$92,243	$107,078	$57,612	$49,786	$39,897
Ratios of expenses to average net assets
Net expenses	1.10%	1.22%	1.33%	1.52%	1.70%	1.85%	1.98%	2.09%	2.27%	2.47%
Net expenses (excluding interest expense)	1.09%	1.17%	1.17%	1.17%	1.17%	1.84%	1.92%	1.92%	1.91%	1.92%
Total expenses	1.34%	1.36%	1.48%	1.68%	1.88%	1.99%	2.12%	2.23%	2.43%	2.57%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	7.29%	8.81%	10.42%	10.55%	11.41%	6.49%	8.39%	9.81%	10.01%	10.84%
Before advisory/administration and other fee waivers	7.05%	8.68%	10.28%	10.39%	11.23%	6.35%	8.25%	9.66%	9.85%	10.74%
Portfolio turnover rate	172%	212%	301%	331%	235%	172%	212%	301%	331%	235%

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

High Yield Bond Portfolio

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$7.74	$6.75	$7.40	$8.92	$9.73

Income from investment operations
Net investment income	0.52 [2]	0.67	0.76	0.83	0.99
Net gain (loss) on investments (both realized and unrealized)	0.38	0.97	(0.69)	(1.40)	(0.80)

Total from investment operations	0.90	1.64	0.07	(0.57)	0.19

Less distributions
Distributions from net investment income	(0.49)	(0.65)	(0.72)	(0.95)	(1.00)

Total distributions	(0.49)	(0.65)	(0.72)	(0.95)	(1.00)

Net asset value at end of period	$8.15	$7.74	$6.75	$7.40	$8.92

Total return1	11.86%[3]	25.48%	0.61%	(6.70)%	1.86%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$61,983	$73,246	$21,939	$11,319	$3,758
Ratios of expenses to average net assets
Net expenses	1.85%	1.97%	2.08%	2.25%	2.45%
Net expenses (excluding interest expense)	1.85%	1.92%	1.91%	1.91%	1.92%
Total expenses	1.99%	2.11%	2.23%	2.41%	2.63%
Ratios of net investment income to average net assets
After advisory/administration fee waivers	6.50%	8.14%	9.73%	9.63%	10.63%
Before advisory/administration fee waivers	6.35%	8.00%	9.59%	9.47%	10.45%
Portfolio turnover rate	172%	212%	301%	331%	235%

[1]	Neither front-end sales load nor contingent deferred sales load is reflected.
[2]	Calculated using the average shares outstanding method.
[3]	Redemption fee of 2.00% is reflected in total return calculations.

BlackRock

UltraShort Municipal Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Commercial Paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Investment Goal

The fund seeks to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities) the interest on which is exempt from regular Federal income tax (municipal securities). These municipal securities may not be exempt from Federal Alternative Minimum Tax. The fund normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers. The fund may invest up to 20% of its assets in bonds of non-municipal issuers. The fund’s dollar-weighted modified duration will be between 0 and 18 months during normal market conditions. Individual investments will be restricted to those securities whose maximum modified duration at the time of purchase is less than 5 years. In addition, the fund may only buy securities rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the fund manager to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities, corporate bonds and non-U.S. Government securities. The fund may also invest in money market instruments, such as U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks) and high quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor’s, Prime-2 or higher by Moody’s or F-2 or higher by Fitch. The fund may invest in unrated notes, paper and other instruments that are determined by the fund manager to be of comparable quality to the instruments described above. The fund may also invest in fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

IMPORTANT DEFINITIONS

Modified Duration: Duration is a mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity. Modified duration assumes that cash flows remain constant as interest rates change. The cash flows assumed in the calculation are based on either the final maturity date or a call date within the bond’s call schedule, whichever would result in the lowest yield to the investor.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tender Option Bonds: Synthetic floating or variable rate securities issued when long term bonds are purchased in the primary or secondary market and then deposited into a trust. Custodial receipts are then issued to investors, such as the fund, evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. Tender option bonds may be considered derivatives.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

The fund may invest up to 5% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

If a security falls below investment grade, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities, tender option bonds, or enter into interest rate transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest with another party for that other party’s obligation to pay or its right to receive another type of interest in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may also enter into interest rate or foreign currency transactions as a hedging technique. In these transactions, the fund exchanges its right to pay or receive interest or currencies with another party for their right to pay or receive interest or another currency in the future. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. Any capital appreciation realized by the fund as a result of its normal investment activities will generally result in capital gain distributions subject to Federal capital gain taxation.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its assets in municipal securities without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of securities such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Municipal securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal securities also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate the funds for lease payments.

The fund may invest without limit in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable. The fund may invest up to 20% of its assets in non-municipal securities, the interest on which will be subject to Federal income tax.

The fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. These investments would make the fund more dependent upon the political and economic circumstances of that state than a mutual fund that invests more broadly.

The fund may invest 25% or more of its assets in municipal securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in municipal securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

There may be less information available on the financial condition of issuers of municipal securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice.

The fund will rely on legal opinions of counsel to issuers of municipal securities as to the tax-free status of investments and will not do its own analysis.

The fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, tender option bonds, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the fund manager will segregate liquid assets on the funds of the book or otherwise cover the transactions. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

The fund may invest up to 5% of its assets in non-dollar denominated bonds of issuers located outside of the United States. Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non- U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss subject to Federal capital gain taxation. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Expenses and Fees

The tables below describe the fees and expenses that you may pay if you buy and hold Investor A Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

A Shares
Maximum Sales Charge (Load) Imposed on Purchases*	3.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%
(as percentage of offering price)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

A Shares
Advisory fees	.45%
Distribution (12b-1) fees	.10%
Other expenses	.76%
Service fees	.25%
Other	.51%
Total annual fund operating expenses	1.31%
Fee waivers and expense reimbursements[1]	.51%
Net expenses[1]	.80%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 0.15% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .80% (excluding interest expense) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be .76% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock, and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support to their customers who own shares of the Company.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
A Shares*	$478	$750
*	Reflects imposition of sales charge.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibilities: Kevin Klingert, Managing Director of BFM since 1991, member of the Adding Liquidity Credit Review Committee and Co-Chair of the Liquidity Operating Committee, William Henderson, Director of BFM since 2002 and Managing Director since 2005, and F. Howard Downs, Director of BFM since 2004.

Mr. Henderson joined the firm in 1993 as a tax-exempt portfolio manager. Currently, Mr. Henderson is a Senior Sector Specialist and Portfolio Manager for the BlackRock Municipal Money Market Funds Group. Mr. Henderson is the Chairman of BlackRock’s Liquidity Credit Review Committee and a member of the Investment Strategy Group Committee. Prior to joining BlackRock, he was a Vice President in the Investment Advisory Division of Tycor Asset Management in Malvern, Pennsylvania. Mr. Henderson previously managed institutional investment portfolios and money market accounts for Independence Capital Management, Inc., a Penn Mutual life insurance company. He graduated from Pennsylvania State University with a BS degree in Finance and an MBA in Finance.

Mr. Downs joined BFM in 1999 and is a member of the Portfolio Management Group (PMG) responsible for various municipal closed end portfolios and high net worth accounts. Mr. Downs was a Vice President at William E. Simon and Sons Municipal Securities for ten years prior to joining BFM.

Mr. Klingert, Mr. Henderson, and Mr. Downs have been co-managers of the portfolio since its inception.

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the period indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, the fund’s independent registered public accountant for the fiscal year shown below. The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A Share Outstanding Throughout Each Period)

UltraShort Municipal Portfolio

INVESTOR A SHARES
For the Period 3/19/04 through 9/30/04[4]
Net asset value at beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.07 [3]
Net gain (loss) on investments (both realized and unrealized)	(0.07)

Total from investment operations	0.00

Less distributions
Distributions from net investment income	(0.02)
Distributions from net realized gains	– –

Total distributions	(0.02)

Net asset value at end of period	$9.98

Total return[1]	0.04%
Ratios/Supplemental data
Net assets at end of period (in thousands)	– –
Ratios of expenses to average net assets
Net expenses	0.80%[2]
Total expenses	1.38%[2]
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	0.61%[2]
Before advisory/administration and other fee waivers	0.03%[2]
Portfolio turnover rate	14%

[1]	Sales load not reflected in total return.
[2]	Annualized.
[3]	Calculated using the average shares outstanding method.
[4]	Commencement of operations of share class.

BlackRock

Tax-Free Income Portfolio

IMPORTANT DEFINITIONS

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Brothers Municipal Bond Index: An unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

Investment Goal

The fund’s investment goal is to seek to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities) the interest on which the fund manager believes is exempt from Federal income tax, including the Federal Alternative Minimum Tax (municipal securities). The fund normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers. The other 20% of its assets can be invested in securities of non-municipal issuers the income from which is exempt from Federal income tax and securities which are subject to Federal income tax, including the Federal Alternative Minimum Tax. The fund emphasizes municipal securities in the ten to twenty year maturity range. The fund may only buy securities rated investment grade at the time of purchase by at least one major rating agency or determined by the fund manager to be of similar quality. Split rated bonds will be considered to have the higher credit rating. The fund intends to invest so that no more than 25% of its assets are represented by the municipal securities of issuers located in the same state.

The fund manager evaluates sectors of the municipal market and individual bonds within those sectors.

If a security falls below investment grade, the fund manager will decide whether to continue to hold the security. A security will be sold if, in the opinion of the fund manager, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not municipal securities (and therefore are subject to Federal income tax) and may hold an unlimited amount of uninvested cash reserves. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

IMPORTANT DEFINITIONS

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tender Option Bonds: Synthetic floating or variable rate securities issued when long term bonds are purchased in the primary or secondary market and then deposited into a trust. Custodial receipts are then issued to investors, such as the fund, evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. Tender option bonds may be considered derivatives.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

The fund manager may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities, or tender option bonds, or enter into interest rate transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest with another party for that other party’s obligation to pay or its right to receive another type of interest in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. These practices may reduce returns and/or increase volatility. Volatility is defined as the characteristic of a security or a market to fluctuate significantly in price within a short time period.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. Any capital appreciation realized by the fund as a result of its normal investment activities will generally result in capital gain distributions subject to Federal capital gain taxation.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its assets in municipal securities without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of securities such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Municipal securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal securities also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate the funds for lease payments.

The fund may invest in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. The fund may invest up to 20% of its assets in these bonds when added together with any of the fund’s other taxable investments. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. These investments would make the fund more dependent upon the political and economic circumstances of that state than a mutual fund that invests more broadly.

The fund may invest 25% or more of its assets in municipal securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in municipal securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

There may be less information available on the financial condition of issuers of municipal securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice.

The fund will rely on legal opinions of counsel to issuers of municipal securities as to the tax-free status of investments and will not do its own analysis.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the fund manager will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss subject to Federal capital gain taxation. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table on the next page give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Lehman Brothers Municipal Bond Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before Investor B and C Shares were launched is based upon performance for Investor A Shares of the fund, which were first issued in May 1990. Investor B Shares were launched in July 1996 and Investor C Shares were launched in February 1997. The actual returns of Investor B and C Shares would have been lower than shown for the period before they were launched because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of .86% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.61% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charge.

	1 Year	3 Years	5 Years	10 Years	Inception Date
Tax-Free Income; Inv A
Return Before Taxes	-0.81%	2.95%	4.68%	5.60%	05/14/90
Return After Taxes on Distributions	-0.81%	2.95%	4.67%	5.57%
Return After Taxes on Distributions and Sale of Shares	0.77%	3.12%	4.65%	5.47%
Tax-Free Income; Inv B
Return Before Taxes	-1.90%	2.47%	4.41%	5.37%	05/14/90
Tax-Free Income; Inv C
Return Before Taxes	1.67%	3.57%	4.74%	5.37%	05/14/90
Lehman Brothers Municipal Bond (Reflects no deduction for fees, expenses or taxes)	4.48%	6.44%	7.21%	7.06%	N/A
*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	4.0%	0.0%		0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5	%**	1.00	%***
(as percentage of offering price)

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.50%	.50%	.50%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.60%	.60%	.60%
Service fees	.25%	.25%	.25%
Other	.35%	.35%	.35%
Total annual fund operating expenses	1.20%	1.85%	1.85%
Fee waivers and expense reimbursements[1]	.13%	.03%	.03%
Net expenses[1]	1.07%	1.82%	1.82%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 0.50% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares”) for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.07% (for Investor A Shares) and 1.82% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be .86% (excluding interest expense) and for Investor B and C Shares of the fund are estimated to be 1.61% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$505	$753	$1,021	$1,785
B Shares**
Redemption	$635	$929	$1,198	$1,917
B Shares
No Redemption	$185	$579	$ 998	$1,917
C Shares**
Redemption	$285	$579	$ 998	$2,167
C Shares
No Redemption	$185	$579	$ 998	$2,167
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibilities: Kevin Klingert, Managing Director of BFM since 1991, member of the Adding Liquidity Credit Review Committee and Co-Chair of the Liquidity Operating Committee and James McGinley, Managing Director of BFM since 2004.

Mr. McGinley is a member of the Investment Strategy Group. Mr. McGinley’s primary responsibilities include managing taxable client portfolios, with a sector emphasis on municipal securities, managing closed- and open-end municipal bond funds, and managing municipal alternative products. Prior to joining BlackRock in 1999, Mr. McGinley was Vice President of Municipal Trading and Manager of the Municipal Strategy Group with Prudential Securities. In his trading role, Mr. McGinley was responsible for trading a customer focused municipal cash position as well as a proprietary municipal account. As Manager of the Municipal Strategy Group, Mr. McGinley was responsible for the development and implementation of the firm’s municipal hedging strategies as well as all of the firm’s retail and institutional market-focused research. Mr. McGinley earned a BS degree in finance from Lehigh University in 1990 and an MBA degree, with high honors, in finance from Rutgers University Graduate School of Management in 1993.

Mr. Klingert has been managing the fund since 1995, and Mr. McGinley has been a co-manager since January 2003.

Financial Highlights

The financial information in the table on the next page shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Tax-Free Income Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$11.22	$11.38	$11.38	$10.92	$10.96	$11.22	$11.38	$11.38	$10.92	$10.96

Income from investment operations
Net investment income	0.44 [2]	0.48	0.52	0.52	0.51	0.36 [2]	0.40	0.43	0.42	0.44
Net gain (loss) on investments (both realized and unrealized)	(0.10)	(0.16)	(0.01)	0.48	(0.06)	(0.11)	(0.16)	(0.01)	0.49	(0.07)

Total from investment operations	0.34	0.32	0.51	1.00	0.45	0.25	0.24	0.42	0.91	0.37

Less distributions
Distributions from net investment income	(0.44)	(0.48)	(0.51)	(0.54)	(0.49)	(0.36)	(0.40)	(0.42)	(0.45)	(0.41)

Total distributions	(0.44)	(0.48)	(0.51)	(0.54)	(0.49)	(0.36)	(0.40)	(0.42)	(0.45)	(0.41)

Net asset value at end of period	$11.12	$11.22	$11.38	$11.38	$10.92	$11.11	$11.22	$11.38	$11.38	$10.92

Total return[1]	3.10%	2.91%	4.59%	9.30%	4.31%	2.24%	2.14%	3.81%	8.49%	3.54%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$7,711	$8,573	$8,179	$7,309	$8,751	$5,869	$7,161	$6,211	$4,884	$2,723
Ratios of expenses to average net assets
Net expenses	1.00%	1.07%	1.07%	1.07%	1.07%	1.75%	1.82%	1.82%	1.81%	1.82%
Total expenses	1.31%	1.30%	1.29%	1.28%	1.29%	1.97%	2.05%	2.03%	2.02%	2.04%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	3.95%	4.31%	4.62%	4.61%	4.85%	3.21%	3.57%	3.87%	3.82%	4.09%
Before advisory/administration and other fee waivers	3.64%	4.08%	4.41%	4.39%	4.63%	2.99%	3.34%	3.66%	3.60%	3.87%
Portfolio turnover rate	73%	76%	47%	38%	43%	73%	76%	47%	38%	43%

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Tax-Free Income Portfolio

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$11.21	$11.38	$11.38	$10.93	$10.96

Income from investment operations
Net investment income	0.35 [2]	0.41	0.43	0.41	0.46
Net gain (loss) on investments (both realized and unrealized)	(0.08)	(0.18)	(0.01)	0.49	(0.08)

Total from investment operations	0.27	0.23	0.42	0.90	0.38

Less distributions
Distributions from net investment income	(0.36)	(0.40)	(0.42)	(0.45)	(0.41)

Total distributions	(0.36)	(0.40)	(0.42)	(0.45)	(0.41)

Net asset value at end of period	$11.12	$11.21	$11.38	$11.38	$10.93

Total return[1]	2.43%	2.05%	3.81%	8.39%	3.63%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$2,918	$2,559	$2,857	$2,604	$1,129
Ratios of expenses to average net assets
Net expenses	1.73%	1.82%	1.82%	1.81%	1.82%
Total expenses	1.95%	2.05%	2.03%	2.02%	2.04%
Ratios of net investment income to average net assets
After advisory/administration fee waivers	3.17%	3.59%	3.89%	3.80%	4.13%
Before advisory/administration fee waivers	2.96%	3.36%	3.68%	3.59%	3.91%
Portfolio turnover rate	73%	76%	47%	38%	43%

[1]	Neither front-end sales load nor contingent deferred sales load is reflected.
[2]	Calculated using the average shares outstanding method.

BlackRock

Delaware Tax-Free Income Portfolio

IMPORTANT DEFINITIONS

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Brothers Municipal Bond Index: An unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

Investment Goal

The fund’s investment goal is to seek to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies or authorities (and related tax-exempt derivative securities) the interest on which the fund manager believes is exempt from Federal income tax (including the Federal Alternative Minimum Tax) and Delaware state income tax (municipal securities). The fund normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers (including issuers located outside of Delaware). The other 20% of its assets can be invested in securities of non-municipal issuers the income from which is exempt from Federal income tax and/or Delaware state income tax and securities which are subject to Federal income tax (including the Federal Alternative Minimum Tax) and Delaware state income tax. The fund emphasizes municipal securities in the ten to twenty year maturity range. The fund may only buy securities rated investment grade at the time of purchase by at least one major rating agency or determined by the fund manager to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

The fund manager evaluates sectors of the municipal market and individual bonds within those sectors.

If a security falls below investment grade, the fund manager will decide whether to continue to hold the security. A security will be sold if, in the opinion of the fund manager, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not municipal securities (and therefore are subject to Federal income tax and Delaware state income tax) and may hold an unlimited amount of uninvested cash reserves. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

IMPORTANT DEFINITIONS

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tender Option Bonds: Synthetic floating or variable rate securities issued when long term bonds are purchased in the primary or secondary market and then deposited into a trust. Custodial receipts are then issued to investors, such as the fund, evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. Tender option bonds may be considered derivatives.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

The fund manager may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities, or tender option bonds, or enter into interest rate transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest with another party for that other party’s obligation to pay or its right to receive another type of interest in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. These practices may reduce returns and/or increase volatility. Volatility is defined as the characteristic of a security or a market to fluctuate significantly in price within a short time period.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. Any capital appreciation realized by the fund as a result of its normal investment activities will generally result in capital gain distributions subject to Federal capital gain taxation.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its assets in municipal securities without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of securities such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

The fact that the fund concentrates its investments in securities of issuers located in Delaware raises special concerns. In particular, changes in the economic conditions and governmental policies of Delaware and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could hurt the value of the fund’s shares.

Municipal securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal securities also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate the funds for lease payments.

The fund may invest in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. The fund may invest up to 20% of its assets in these bonds when added together with any of the fund’s other taxable investments. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may invest 25% or more of its assets in municipal securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in municipal securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

There may be less information available on the financial condition of issuers of municipal securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice.

The fund will rely on legal opinions of counsel to issuers of municipal securities as to the tax-free status of investments and will not do its own analysis.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the fund manager will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss subject to Federal capital gain taxation. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

The fund is a non-diversified portfolio under the Investment Company Act, which means that fund performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would a diversified fund’s.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Lehman Brothers Municipal Bond Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before the fund was launched is based upon performance for a predecessor common trust fund which transferred its assets and liabilities to the fund. The fund was launched in May 1998.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	10 Years	Inception Date
Delaware Tax-Free; Inv A
Return Before Taxes	-1.05%	3.96%	5.15%	5.02%	09/30/86
Return After Taxes on Distributions	-1.05%	3.96%	5.15%	4.98%
Return After Taxes on Distributions and Sale of Shares	0.68%	4.06%	5.07%	4.93%
Delaware Tax-Free; Inv B
Return Before Taxes	-2.12%	3.51%	4.89%	4.66%	09/30/86
Delaware Tax-Free; Inv C
Return Before Taxes	1.35%	4.59%	5.22%	4.66%	09/30/86
Lehman Brothers Municipal Bond (Reflects no deduction for fees, expenses or taxes)	4.48%	6.44%	7.21%	7.06%	N/A
*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	4.0%	0.0%		0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5%	**	1.00%	***
(as percentage of offering price)

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.55%	.55%	.55%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.62%	.62%	.62%
Service fees	.25%	.25%	.25%
Other	.37%	.37%	.37%
Total annual fund operating expenses	1.27%	1.92%	1.92%
Fee waivers and expense reimbursements[1]	.10%	—	—
Net expenses[1]	1.17%	1.92%	1.92%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges. A CDSC of 0.50% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.17% (for Investor A Shares) and 1.92% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be 1.10% (excluding interest expense) and for Investor B and C Shares of the fund are estimated to be 1.85% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$514	$777	$1,060	$1,864
B Shares**
Redemption	$645	$953	$1,237	$1,996
B Shares
No Redemption	$195	$603	$1,037	$1,996
C Shares**
Redemption	$295	$603	$1,037	$2,243
C Shares
No Redemption	$195	$603	$1,037	$2,243
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one- time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibilities: Kevin Klingert, Managing Director of BFM since 1991, member of the Adding Liquidity Credit Review Committee and Co-Chair of the Liquidity Operating Committee and James McGinley, Managing Director of BFM since 2004.

Mr. McGinley is a member of the Investment Strategy Group. Mr. McGinley’s primary responsibilities include managing taxable client portfolios, with a sector emphasis on municipal securities, managing closed- and open-end municipal bond funds, and managing municipal alternative products. Prior to joining BlackRock in 1999, Mr. McGinley was Vice President of Municipal Trading and Manager of the Municipal Strategy Group with Prudential Securities. In his trading role, Mr. McGinley was responsible for trading a customer focused municipal cash position as well as a proprietary municipal account. As Manager of the Municipal Strategy Group, Mr. McGinley was responsible for the development and implementation of the firm’s municipal hedging strategies as well as all of the firm’s retail and institutional market-focused research. Mr. McGinley earned a BS degree in finance from Lehigh University in 1990 and an MBA degree, with high honors, in finance from Rutgers University Graduate School of Management in 1993.

Mr. Klingert has been managing the fund since 1995, and Mr. McGinley has been a co-manager since January 2003.

Financial Highlights

The financial information in the table on the next page shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Delaware Tax-Free Income Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.24	$10.54	$10.20	$9.68	$9.62	$10.24	$10.54	$10.20	$9.68	$9.62

Income from investment operations
Net investment income	0.42 [2]	0.45	0.48	0.45	0.43	0.35 [2]	0.37	0.41	0.37	0.35
Net gain (loss) on investments (both realized and unrealized)	(0.09)	(0.24)	0.33	0.47	0.04	(0.08)	(0.23)	0.33	0.47	0.05

Total from investment operations	0.33	0.21	0.81	0.92	0.47	0.27	0.14	0.74	0.84	0.40

Less distributions
Distributions from net investment income	(0.44)	(0.51)	(0.47)	(0.40)	(0.41)	(0.37)	(0.44)	(0.40)	(0.32)	(0.34)

Total distributions	(0.44)	(0.51)	(0.47)	(0.40)	(0.41)	(0.37)	(0.44)	(0.40)	(0.32)	(0.34)

Net asset value at end of period	$10.13	$10.24	$10.54	$10.20	$9.68	$10.14	$10.24	$10.54	$10.20	$9.68

Total return[1]	3.35%	2.15%	8.25%	9.65%	5.01%	2.68%	1.38%	7.45%	8.84%	4.23%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$12,895	$8,634	$5,106	$4,304	$3,741	$8,606	$8,528	$3,130	$2,505	$1,769
Ratios of expenses to average net assets
Net expenses	1.14%	1.17%	1.18%	1.17%	1.17%	1.89%	1.92%	1.92%	1.91%	1.92%
Total expenses	1.40%	1.36%	1.36%	1.37%	1.38%	2.02%	2.09%	2.11%	2.11%	2.13%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	4.16%	4.48%	4.90%	4.53%	4.45%	3.42%	3.70%	4.14%	3.79%	3.67%
Before advisory/administration and other fee waivers	3.90%	4.30%	4.71%	4.34%	4.24%	3.29%	3.52%	3.96%	3.60%	3.46%
Portfolio turnover rate	3%	34%	17%	14%	27%	3%	34%	17%	14%	27%

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Delaware Tax-Free Income Portfolio

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.24	$10.54	$10.20	$9.68	$9.62

Income from investment operations
Net investment income	0.35 [2]	0.37	0.38	0.36	0.35
Net gain (loss) on investments (both realized and unrealized)	(0.09)	(0.23)	0.36	0.48	0.05

Total from investment operations	0.26	0.14	0.74	0.84	0.40

Less distributions
Distributions from net investment income	(0.37)	(0.44)	(0.40)	(0.32)	(0.34)

Total distributions	(0.37)	(0.44)	(0.40)	(0.32)	(0.34)

Net asset value at end of period	$10.13	$10.24	$10.54	$10.20	$9.68

Total return[1]	2.58%	1.38%	7.45%	8.84%	4.23%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$14,500	$14,529	$3,149	$638	$371
Ratios of expenses to average net assets
Net expenses	1.89%	1.91%	1.90%	1.92%	1.92%
Total expenses	2.02%	2.08%	2.09%	2.12%	2.13%
Ratios of net investment income to average net assets
After advisory/administration fee waivers	3.43%	3.56%	3.96%	3.78%	3.67%
Before advisory/administration fee waivers	3.30%	3.40%	3.77%	3.59%	3.46%
Portfolio turnover rate	3%	34%	17%	14%	27%
[1]	Neither front-end sales load nor contingent deferred sales load is reflected.
[2]	Calculated using the average shares outstanding method.

BlackRock

Ohio Tax-Free Income Portfolio

IMPORTANT DEFINITIONS

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Brothers Municipal Bond Index: An unmanaged index of municipal bonds with the following characteristics; minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

Investment Goal

The fund’s investment goal is to seek to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies or authorities (and related tax-exempt derivative securities) the interest on which the fund manager believes is exempt from Federal income tax (including the Federal Alternative Minimum Tax) and Ohio state income tax (municipal securities). The fund normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers (including issuers located outside of Ohio). The other 20% of its assets can be invested in securities of non-municipal issuers the income from which is exempt from Federal income tax and/or Ohio state income tax and securities which are subject to Federal income tax (including the Federal Alternative Minimum Tax) and Ohio state income tax. The fund emphasizes municipal securities in the ten to twenty year maturity range. The fund may only buy securities rated investment grade at the time of purchase by at least one major rating agency or determined by the fund manager to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

The fund manager evaluates sectors of the municipal market and individual bonds within those sectors.

If a security falls below investment grade, the fund manager will decide whether to continue to hold the security. A security will be sold if, in the opinion of the fund manager, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not municipal securities (and therefore are subject to Federal income tax and Ohio state income tax) and may hold an unlimited amount of uninvested cash reserves. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

IMPORTANT DEFINITIONS

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tender Option Bonds: Synthetic floating or variable rate securities issued when long term bonds are purchased in the primary or secondary market and then deposited into a trust. Custodial receipts are then issued to investors, such as the fund, evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. Tender options bonds may be considered derivatives.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

The fund manager may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities or tender option bonds, or enter into interest rate transactions, including swaps, (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of Securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest with another party for that other party’s obligation to pay or its right to receive another type of interest in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. These practices may reduce returns and/or increase volatility. Volatility is defined as the characteristic of a security or a market to fluctuate significantly in price within a short time period.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. Any capital appreciation realized by the fund as a result of its normal investment activities will generally result in capital gain distributions subject to Federal capital gain taxation.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its assets in municipal securities without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of securities such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

The fact that the fund concentrates its investments in securities of issuers located in Ohio raises special concerns. In particular, changes in the economic conditions and governmental policies of Ohio and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could hurt the value of the fund’s shares.

Municipal securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal securities also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate the funds for lease payments.

The fund may invest in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. The fund may invest up to 20% of its assets in these bonds when added together with any of the fund’s other taxable investments. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may invest 25% or more of its assets in municipal securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in municipal securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

There may be less information available on the financial condition of issuers of municipal securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice.

The fund will rely on legal opinions of counsel to issuers of municipal securities as to the tax-free status of investments and will not do its own analysis.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the fund manager will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss subject to Federal capital gain taxation. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

The fund is a non-diversified portfolio under the Investment Company Act, which means that fund performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would a diversified fund’s.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Lehman Brothers Municipal Bond Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before Investor B and C Shares were launched is based upon performance for Investor A Shares of the fund, which were first issued in December 1992. Investor B Shares were launched in October 1994 and Investor C Shares were launched in August 1998. The actual returns of Investor B and C Shares would have been lower than shown for the period before they were launched because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of 1.00% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.75% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Year	10 Years	Inception Date
Ohio Tax-Free; Inv A
Return Before Taxes	-0.13%	4.10%	5.65%	5.87%	12/01/92
Return After Taxes on Distributions	-0.13%	4.09%	5.65%	5.86%
Return After Taxes on Distributions and Sale of Shares	1.38%	4.15%	5.52%	5.73%
Ohio Tax-Free; Inv B
Return Before Taxes	-1.26%	3.67%	5.39%	5.52%	12/01/92
Ohio Tax-Free; Inv C
Return Before Taxes	2.22%	4.77%	5.74%	5.53%	12/01/92
Lehman Brothers Municipal Bond (Reflects no deduction for fees, expenses or taxes)	4.48%	6.44%	7.21%	7.06%	N/A
*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	4.0%	0.0%		0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5	%**	1.00	%***
(as percentage of offering price)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.50%	.50%	.50%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.61%	.61%	.61%
Service fees	.25%	.25%	.25%
Other	.36%	.36%	.36%
Total annual fund operating expenses	1.21%	1.86%	1.86%
Fee waivers and expense reimbursements[1]	.14%	.04%	.04%
Net expenses[1]	1.07%	1.82%	1.82%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 0.50% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.07% (for Investor A Shares) and 1.82% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be 1.00% (excluding interest expense) and for Investor B and C Shares of the fund are estimated to be 1.75% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$505	$755	$1,025	$1,795
B Shares**
Redemption	$635	$931	$1,202	$1,927
B Shares
No Redemption	$185	$581	$1,002	$1,927
C Shares**
Redemption	$285	$581	$1,002	$2,177
C Shares
No Redemption	$185	$581	$1,002	$2,177
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibilities: Kevin Klingert, Managing Director of BFM since 1991, member of the Adding Liquidity Credit Review Committee and Co-Chair of the Liquidity Operating Committee and James McGinley, Managing Director of BFM since 2004.

Mr. McGinley is a member of the Investment Strategy Group. Mr. McGinley’s primary responsibilities include managing taxable client portfolios, with a sector emphasis on municipal securities, managing closed- and open-end municipal bond funds, and managing municipal alternative products. Prior to joining BlackRock in 1999, Mr. McGinley was Vice President of Municipal Trading and Manager of the Municipal Strategy Group with Prudential Securities. In his trading role, Mr. McGinley was responsible for trading a customer focused municipal cash position as well as a proprietary municipal account. As Manager of the Municipal Strategy Group, Mr. McGinley was responsible for the development and implementation of the firm’s municipal hedging strategies as well as all of the firm’s retail and institutional market-focused research. Mr. McGinley earned a BS degree in finance from Lehigh University in 1990 and an MBA degree, with high honors, in finance from Rutgers University Graduate School of Management in 1993.

Mr. Klingert has been managing the fund since 1995, and Mr. McGinley has been a co-manager since January 2003.

Financial Highlights

The financial information in the table on the next page shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Ohio Tax-Free Income Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.87	$11.09	$10.80	$10.22	$10.19	$10.87	$11.09	$10.80	$10.22	$10.19

Income from investment operations
Net investment income	0.49 [2]	0.46	0.46	0.52	0.49	0.41 [2]	0.39	0.39	0.42	0.42
Net gain (loss) on investments (both realized and unrealized)	(0.03)	(0.21)	0.36	0.57	– –	(0.03)	(0.23)	0.35	0.59	– –

Total from investment operations	0.46	0.25	0.82	1.09	0.49	0.38	0.16	0.74	1.01	0.42

Less distributions
Distributions from net investment income	(0.45)	(0.47)	(0.53)	(0.51)	(0.46)	(0.37)	(0.38)	(0.45)	(0.43)	(0.39)

Total distributions	(0.45)	(0.47)	(0.53)	(0.51)	(0.46)	(0.37)	(0.38)	(0.45)	(0.43)	(0.39)

Net asset value at end of period	$10.88	$10.87	$11.09	$10.80	$10.22	$10.88	$10.87	$11.09	$10.80	$10.22

Total return[1]	4.34%	2.31%	7.90%	10.89%	5.03%	3.57%	1.54%	7.10%	10.08%	4.25%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$5,043	$7,494	$15,587	$3,674	$3,243	$10,280	$10,453	$8,740	$4,277	$1,668
Ratios of expenses to average net assets
Net expenses	1.07%	1.08%	1.06%	1.07%	1.07%	1.79%	1.82%	1.81%	1.80%	1.82%
Total expenses	1.34%	1.31%	1.28%	1.31%	1.32%	1.97%	2.05%	2.03%	2.04%	2.07%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	4.56%	4.32%	4.37%	4.97%	4.94%	3.78%	3.55%	3.65%	4.20%	4.19%
Before advisory/administration and other fee waivers	4.29%	4.09%	4.16%	4.73%	4.69%	3.60%	3.32%	3.44%	3.97%	3.94%
Portfolio turnover rate	6%	18%	28%	19%	23%	6%	18%	28%	19%	23%

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Ohio Tax-Free Income Portfolio

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.87	$11.09	$10.80	$10.22	$10.19

Income from investment operations
Net investment income	0.41 [2]	0.40	0.39	0.41	0.42
Net gain (loss) on investments (both realized and unrealized)	(0.02)	(0.24)	0.35	0.60	– –

Total from investment operations	0.39	0.16	0.74	1.01	0.42

Less distributions
Distributions from net investment income	(0.37)	(0.38)	(0.45)	(0.43)	(0.39)

Total distributions	(0.37)	(0.38)	(0.45)	(0.43)	(0.39)

Net asset value at the end of the period	$10.89	$10.87	$11.09	$10.80	$10.22

Total return[1]	3.66%	1.54%	7.09%	10.08%	4.25%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$5,411	$5,740	$3,632	$1,496	$412
Ratios of expenses to average net assets
Net expenses	1.77%	1.82%	1.80%	1.80%	1.82%
Total expenses	1.95%	2.05%	2.01%	2.04%	2.07%
Ratios of net investment income to average net assets
After advisory/administration fee waivers	3.80%	3.55%	3.60%	4.05%	4.19%
Before advisory/administration fee waivers	3.62%	3.32%	3.39%	3.82%	3.94%
Portfolio turnover rate	6%	18%	28%	19%	23%

[1]	Neither front-end sales load nor contingent deferred sales load is reflected.
[2]	Calculated using the average shares outstanding method.

BlackRock

Kentucky Tax-Free Income Portfolio

IMPORTANT DEFINITIONS

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Brothers Municipal Bond Index: An unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

Investment Goal

The fund’s investment goal is to seek to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies or authorities (and related tax-exempt derivative securities) the interest on which the fund manager believes is exempt from Federal income tax (including the Federal Alternative Minimum Tax) and Kentucky state income tax (municipal securities). The fund normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers (including issuers located outside of Kentucky). The other 20% of its assets can be invested in securities of non-municipal issuers the income from which is exempt from Federal income tax and/or Kentucky state income tax and securities which are subject to Federal income tax (including the Federal Alternative Minimum Tax) and Kentucky state income tax. The fund emphasizes municipal securities in the ten to twenty year maturity range. The fund may only buy securities rated investment grade at the time of purchase by at least one major rating agency or determined by the fund manager to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

The management team evaluates sectors of the municipal market and individual bonds within those sectors.

If a security falls below investment grade, the fund manager will decide whether to continue to hold the security. A security will be sold if, in the opinion of the fund manager, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not municipal securities (and therefore are subject to Federal income tax and Kentucky state income tax) and may hold an unlimited amount of uninvested cash reserves. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

The fund manager may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities or tender option bonds, or enter into interest rate transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest with another party for that other party’s obligation to pay or its right to receive another type of interest in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. These practices may reduce returns and/or increase volatility. Volatility is defined as the characteristic of a security or a market to fluctuate significantly in price within a short time period.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. Any capital appreciation realized by the fund as a result of its normal investment activities will generally result in capital gain distributions subject to Federal capital gain taxation.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its assets in municipal securities without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of securities such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have

IMPORTANT DEFINITIONS

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tender Option Bonds: Synthetic floating or variable rate securities issued when long term bonds are purchased in the primary or secondary market and then deposited into a trust. Custodial receipts are then issued to investors, such as the fund, evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. Tender option bonds may be considered derivatives.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

The fact that the fund concentrates its investments in securities of issuers located in Kentucky raises special concerns. In particular, changes in the economic conditions and governmental policies of Kentucky and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could hurt the value of the fund’s shares.

Municipal securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal securities also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate the funds for lease payments.

The fund may invest in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. The fund may invest up to 20% of its assets in these bonds when added together with any of the fund’s other taxable investments. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may invest 25% or more of its assets in municipal securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in municipal securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

There may be less information available on the financial condition of issuers of municipal securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice.

The fund will rely on legal opinions of counsel to issuers of municipal securities as to the tax-free status of investments and will not do its own analysis.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the fund manager will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss subject to Federal capital gain taxation. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

The fund is a non-diversified portfolio under the Investment Company Act, which means that fund performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would a diversified fund’s.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Lehman Brothers Municipal Bond Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before the fund was launched is based upon performance for a predecessor common trust fund which transferred its assets and liabilities to the fund. The fund was launched in May 1998.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	10 Years	Inception Date
Kentucky Tax-Free; Inv A
Return Before Taxes	-0.15%	3.31%	4.40%	4.72%	11/30/87
Return After Taxes on Distributions	-0.17%	3.30%	4.40%	4.67%
Return After Taxes on Distributions and Sale of Shares	1.10%	3.44%	4.40%	4.66%
Kentucky Tax-Free; Inv B
Return Before Taxes	-1.34%	2.84%	4.13%	4.37%	11/30/87
Kentucky Tax-Free; Inv C
Return Before Taxes	2.15%	3.92%	4.50%	4.38%	11/30/87
Lehman Brothers Municipal Bond (Reflects no deduction for fees, expenses or taxes)	4.48%	6.44%	7.21%	7.06%	N/A
*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	4.0%	0.0%		0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5	%**	1.00	%***
(as percentage of offering price)

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.55%	.55%	.55%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.61%	.61%	.61%
Service fees	.25%	.25%	.25%
Other	.36%	.36%	.36%
Total annual fund operating expenses	1.26%	1.91%	1.91%
Fee waivers and expense reimbursements[1]	.09%	—	—
Net expenses[1]	1.17%	1.91%	1.91%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 0.50% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.17% (for Investor A Shares) and 1.92% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be 1.10% (excluding interest expense) and for Investor B and C Shares of the fund are estimated to be 1.85% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$514	$775	$1,056	$1,854
B Shares**
Redemption	$644	$950	$1,232	$1,985
B Shares
No Redemption	$194	$600	$1,032	$1,985
C Shares**
Redemption	$294	$600	$1,032	$2,233
C Shares
No Redemption	$194	$600	$1,032	$2,233
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibilities: Kevin Klingert, Managing Director of BFM since 1991, member of the Adding Liquidity Credit Review Committee and Co-Chair of the Liquidity Operating Committee and James McGinley, Managing Director of BFM since 2004.

Mr. McGinley is a member of the Investment Strategy Group. Mr. McGinley’s primary responsibilities include managing taxable client portfolios, with a sector emphasis on municipal securities, managing closed- and open-end municipal bond funds, and managing municipal alternative products. Prior to joining BlackRock in 1999, Mr. McGinley was Vice President of Municipal Trading and Manager of the Municipal Strategy Group with Prudential Securities. In his trading role, Mr. McGinley was responsible for trading a customer focused municipal cash position as well as a proprietary municipal account. As Manager of the Municipal Strategy Group, Mr. McGinley was responsible for the development and implementation of the firm’s municipal hedging strategies as well as all of the firm’s retail and institutional market-focused research. Mr. McGinley earned a BS degree in finance from Lehigh University in 1990 and an MBA degree, with high honors, in finance from Rutgers University Graduate School of Management in 1993.

Mr. Klingert has been managing the fund since 1995, and Mr. McGinley has been a co-manager since January 2003.

Financial Highlights

The financial information in the table on the next page shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Kentucky Tax-Free Income Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00

Net asset value at beginning of period	$9.77	$9.99	$9.94	$9.60	$9.63	$9.77	$9.99	$9.94	$9.60	$9.63

Income from investment operations
Net investment income	0.41 [2]	0.44	0.44	0.45	0.44	0.33 [2]	0.36	0.37	0.37	0.37
Net gain (loss) on investments (both realized and unrealized)	(0.07)	(0.20)	0.07	0.34	(0.05)	(0.07)	(0.20)	0.07	0.35	(0.05)

Total from investment operations	0.34	0.24	0.51	0.79	0.39	0.26	0.16	0.44	0.72	0.32

Less distributions
Distributions from net investment income	(0.38)	(0.46)	(0.46)	(0.45)	(0.42)	(0.30)	(0.38)	(0.39)	(0.38)	(0.35)

Total distributions	(0.38)	(0.46)	(0.46)	(0.45)	(0.42)	(0.30)	(0.38)	(0.39)	(0.38)	(0.35)

Net asset value at end of period	$9.73	$9.77	$9.99	$9.94	$9.60	$9.73	$9.77	$9.99	$9.94	$9.60

Total return[1]	3.53%	2.46%	5.33%	8.40%	4.17%	2.76%	1.70%	4.55%	7.60%	3.40%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$5,482	$4,701	$3,612	$3,214	$3,686	$3,897	$3,795	$2,311	$978	$279
Ratios of expenses to average net assets
Net expenses	1.15%	1.17%	1.18%	1.17%	1.17%	1.89%	1.92%	1.91%	1.89%	1.92%
Total expenses	1.36%	1.35%	1.35%	1.33%	1.35%	2.02%	2.09%	2.08%	2.05%	2.10%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	4.19%	4.42%	4.52%	4.64%	4.63%	3.44%	3.64%	3.71%	3.79%	3.86%
Before advisory/administration and other fee waivers	3.97%	4.24%	4.35%	4.47%	4.45%	3.31%	3.46%	3.54%	3.62%	3.68%
Portfolio turnover rate	8%	37%	12%	32%	55%	8%	37%	12%	32%	55%

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Kentucky Tax-Free Income Portfolio

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00

Net asset value at beginning of period	$9.79	$10.02	$9.97	$9.62	$9.63

Income from investment operations
Net investment income	0.33 [2]	0.36	0.37	0.37	0.41
Net gain (loss) on investments (both realized and unrealized)	(0.06)	(0.21)	0.07	0.36	(0.07)

Total from investment operations	0.27	0.15	0.44	0.73	0.34

Less distributions
Distributions from net investment income	(0.30)	(0.38)	(0.39)	(0.38)	(0.35)

Total distributions	0.30	(0.38)	(0.39)	(0.38)	(0.35)

Net asset value at end of period	$9.76	$9.79	$10.02	$9.97	$9.62

Total return[1]	2.86%	1.59%	4.53%	7.69%	3.61%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$1,399	$1,179	$1,036	$236	$69
Ratios of expenses to average net assets
Net expenses	1.88%	1.92%	1.90%	1.91%	1.92%
Total expenses	2.00%	2.10%	2.08%	2.07%	2.10%
Ratios of net investment income to average net assets
After advisory/administration fee waivers	3.43%	3.69%	3.61%	3.75%	3.78%
Before advisory/administration fee waivers	3.31%	3.50%	3.44%	3.57%	3.60%
Portfolio turnover rate	8%	37%	12%	32%	55%

[1]	Neither front-end sales load nor contingent deferred sales load is reflected.
[2]	Calculated using the average shares outstanding method.

BlackRock

New Jersey Tax-Free Income Portfolio

IMPORTANT DEFINITIONS

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Brothers Municipal Bond Index: An unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

Investment Goal

The fund’s investment goal is to seek to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies or authorities (and related tax-exempt derivative securities) the interest on which the fund manager believes is exempt from Federal income tax (including the Federal Alternative Minimum Tax) and New Jersey state income tax (municipal securities). The fund normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers. The other 20% of its assets can be invested in securities of non-municipal issuers the interest on which is exempt from Federal income tax and/or New Jersey state income tax and securities which are subject to Federal income tax (including the Federal Alternative Minimum Tax) and New Jersey state income tax. In addition, for New Jersey tax purposes, the fund intends to invest at least 80% of its assets in New Jersey municipal securities and other obligations issued by the U.S. Government, its agencies and authorities which are statutorily free from state and local taxation under the laws of New Jersey or the United States in order to qualify as a “qualified investment fund” under New Jersey law. The fund may invest in municipal securities of issuers located outside of New Jersey. The fund emphasizes municipal securities in the ten to twenty year maturity range. The fund may only buy securities rated investment grade at the time of purchase by at least one major rating agency or determined by the fund manager to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

The fund manager evaluates sectors of the municipal market and individual bonds within those sectors.

If a security falls below investment grade, the fund manager will decide whether to continue to hold the security. A security will be sold if, in the opinion of the fund manager, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not

IMPORTANT DEFINITIONS

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tender Option Bonds: Synthetic floating or variable rate securities issued when long term bonds are purchased in the primary or secondary market and then deposited into a trust. Custodial receipts are then issued to investors, such as the fund, evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. Tender option bonds may be considered derivatives.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

municipal securities (and therefore are subject to Federal income tax and New Jersey state income tax) and may hold an unlimited amount of uninvested cash reserves. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

The fund manager may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities or tender option bonds, or enter into interest rate transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest with another party for that other party’s obligation to pay or its right to receive another type of interest in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. These practices may reduce returns and/or increase volatility. Volatility is defined as the characteristic of a security or a market to fluctuate significantly in price within a short time period.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. Any capital appreciation realized by the fund as a result of its normal investment activities will generally result in capital gain distributions subject to Federal capital gain taxation.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its assets in municipal securities without shareholder approval.

Key Risks

While the management team chooses bonds it believes can provide above average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of securities such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

The fact that the fund concentrates its investments in securities of issuers located in New Jersey raises special concerns. In particular, changes in the economic conditions and governmental policies of New Jersey and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could hurt the value of the fund’s shares.

Municipal securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal securities also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate the funds for lease payments.

The fund may invest in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. The fund may invest up to 20% of its assets in these bonds when added together with any of the fund’s other taxable investments. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may invest 25% or more of its assets in municipal securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in municipal securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

There may be less information available on the financial condition of issuers of municipal securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice.

The fund will rely on legal opinions of counsel to issuers of municipal securities as to the tax-free status of investments and will not do its own analysis.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the fund manager will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss subject to Federal capital gain taxation. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

The fund is a non-diversified portfolio under the Investment Company Act, which means that fund performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would a diversified fund’s.

Risk / Return Information

The chart and table on the next page give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Lehman Brothers Municipal Bond Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before Investor A Shares were launched is based upon performance for Service Shares of the fund, which were first issued in July 1991. Investor A Shares were launched in January 1996, Investor B Shares were launched in July 1996 and Investor C Shares were launched in December 1998. The performance for Investor B Shares for the period before they were launched is based upon performance for Service and Investor A Shares, and the performance for Investor C Shares for the period before they were launched is based upon performance for Service, Investor A and Investor B Shares. The actual return of Investor A Shares would have been lower than shown for the period before they were launched because Investor A Shares have higher expenses than Service Shares. Also, the actual returns of Investor B and C Shares would have been lower compared to Investor A Shares, because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of 1.00% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.75% of average daily net assets (after waivers and reimbursements) for the current fiscal year. Service Shares of the fund are expected to have expenses of .90% of average daily net assets (after waivers and reimbursements) for the current fiscal year. There have been periods since Investor C Shares were launched in December 1998 that no Investor C Shares have been outstanding. For the periods that Investor C Shares were not outstanding, the performance of Investor C Shares is based on the return of Investor A Shares and adjusted to reflect the expenses of Investor C Shares.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	10 Years	Inception Date
New Jersey Tax-Free; Inv A
Return Before Taxes	-0.40%	3.83%	5.03%	5.36%	07/01/91
Return After Taxes on Distributions	-0.40%	3.81%	5.01%	5.34%
Return After Taxes on Distributions and Sale of Shares	1.16%	3.92%	4.97%	5.26%
New Jersey Tax-Free; Inv B
Return Before Taxes	-1.60%	3.39%	4.77%	5.12%	07/01/91
New Jersey Tax-Free; Inv C
Return Before Taxes	1.97%	4.49%	5.15%	5.14%	07/01/91
Lehman Brothers Municipal Bond (Reflects no deduction for fees, expenses or taxes)	4.48%	6.44%	7.21%	7.06%	N/A
*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	4.0%	0.0%		0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5	%**	1.00	%***
(as percentage of offering price)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.50%	.50%	.50%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.62%	.62%	.62%
Service fees	.25%	.25%	.25%
Other	.37%	.37%	.37%
Total annual fund operating expenses	1.22%	1.87%	1.87%
Fee waivers and expense reimbursements[1]	.15%	.05%	.05%
Net expenses[1]	1.07%	1.82%	1.82%
*	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 0.50% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.07% (for Investor A Shares) and 1.82% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be 1.00% (excluding interest expense) and for Investor B and C Shares of the fund are estimated to be 1.75% (excluding interest expense). These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$505	$757	$1,030	$1,805
B Shares**
Redemption	$635	$933	$1,206	$1,937
B Shares
No Redemption	$185	$583	$1,006	$1,937
C Shares**
Redemption	$285	$583	$1,006	$2,186
C Shares
No Redemption	$185	$583	$1,006	$2,186
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibilities: Kevin Klingert, Managing Director of BFM since 1991, member of the Adding Liquidity Credit Review Committee and Co-Chair of the Liquidity Operating Committee and James McGinley, Managing Director of BFM since 2004.

Mr. McGinley is a member of the Investment Strategy Group. Mr. McGinley’s primary responsibilities include managing taxable client portfolios, with a sector emphasis on municipal securities, managing closed- and open-end municipal bond funds, and managing municipal alternative products. Prior to joining BlackRock in 1999, Mr. McGinley was Vice President of Municipal Trading and Manager of the Municipal Strategy Group with Prudential Securities. In his trading role, Mr. McGinley was responsible for trading a customer focused municipal cash position as well as a proprietary municipal account. As Manager of the Municipal Strategy Group, Mr. McGinley was responsible for the development and implementation of the firm’s municipal hedging strategies as well as all of the firm’s retail and institutional market-focused research. Mr. McGinley earned a BS degree in finance from Lehigh University in 1990 and an MBA degree, with high honors, in finance from Rutgers University Graduate School of Management in 1993.

Mr. Klingert has been managing the fund since 1995, and Mr. McGinley has been a co-manager since January 2003.

Financial Highlights

The financial information in the table on the next page shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

New Jersey Tax-Free Income Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$11.80	$12.10	$11.83	$11.31	$11.30	$11.80	$12.10	$11.83	$11.31	$11.30

Income from investment operations
Net investment income	0.48 [1]	0.56	0.55	0.53	0.53	0.39 [1]	0.47	0.46	0.43	0.45
Net gain (loss) on investments (both realized and unrealized)	(0.06)	(0.29)	0.29	0.53	(0.02)	(0.06)	(0.29)	0.29	0.54	(0.02)

Total from investment operations	0.42	0.27	0.84	1.06	0.51	0.33	0.18	0.75	0.97	0.43

Less distributions
Distributions from net investment income	(0.52)	(0.57)	(0.57)	(0.54)	(0.50)	(0.43)	(0.48)	(0.48)	(0.45)	(0.42)

Total distributions	(0.52)	(0.57)	(0.57)	(0.54)	(0.50)	(0.43)	(0.48)	(0.48)	(0.45)	(0.42)

Net asset value at end of period	$11.70	$11.80	$12.10	$11.83	$11.31	$11.70	$11.80	$12.10	$11.83	$11.31

Total return3	3.63%	2.32%	7.31%	9.56%	4.67%	2.85%	1.55%	6.52%	8.75%	3.89%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$6,193	$5,995	$5,812	$3,207	$1,723	$11,696	$12,411	$9,066	$5,707	$1,614
Ratios of expenses to average net assets
Net expenses	1.05%	1.08%	1.07%	1.07%	1.07%	1.80%	1.82%	1.81%	1.79%	1.82%
Total expenses	1.31%	1.30%	1.29%	1.29%	1.29%	1.97%	2.04%	2.03%	2.01%	2.04%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	4.12%	4.70%	4.66%	4.64%	4.81%	3.37%	3.93%	3.92%	3.85%	4.02%
Before advisory/administration and other fee waivers	3.86%	4.48%	4.44%	4.42%	4.59%	3.20%	3.71%	3.71%	3.64%	3.80%
Portfolio turnover rate	15%	22%	14%	28%	77%	15%	22%	14%	28%	77%

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

New Jersey Tax-Free Income Portfolio

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	For the Period 2/6/01[5] through 9/30/01	For the Period 10/1/99 through 3/3/004
Net asset value at beginning of period	$11.82	$12.13	$11.85	$11.70		$11.30

Income from investment operations
Net investment income	0.39 [1]	0.46	0.45	0.29		0.18
Net gain (loss) on investments (both realized and unrealized)	(0.06)	(0.29)	0.31	0.15		(0.26)

Total from investment operations	0.33	0.17	0.76	0.44		(0.08)

Less distributions
Distributions from net investment income	(0.43)	(0.48)	(0.48)	(0.29)		(0.18)

Total distributions	(0.43)	(0.48)	(0.48)	(0.29)		(0.18)

Net asset value at end of period	$11.72	$11.82	$12.13	$11.85		$11.04

Total return[3]	2.85%	1.47%	6.59%	3.80%		(0.73)%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$3,350	$1,877	$1,106	$157	$	– –	[4]
Ratios of expenses to average net assets
Net expenses	1.78%	1.82%	1.80%	1.78%[2]		1.82	%2
Total expenses	1.94%	2.04%	2.01%	2.00%[2]		2.04	%2
Ratios of net investment income to average net assets
After advisory/administration fee waivers	3.31%	3.91%	3.75%	3.82%[2]		3.90	%2
Before advisory/administration fee waivers	3.15%	3.69%	3.54%	3.62%[2]		3.68	%2
Portfolio turnover rate	15%	22%	14%	28%		77%

[1]	Calculated using the average shares outstanding method.
[2]	Annualized.
[3]	Neither front-end sales load nor contingent deferred sales load is reflected in total return.
[4]	There were no Investor C shares outstanding as of September 30, 2000.
[5]	Reissuance of shares.

BlackRock

Pennsylvania Tax-Free Income Portfolio

IMPORTANT DEFINITIONS

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the fund manager to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Brothers Municipal Bond Index: An unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

Investment Goal

The fund’s investment goal is to seek to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies or authorities (and related tax-exempt derivative securities) the interest on which the fund manager believes is exempt from Federal income tax (including the Federal Alternative Minimum Tax) and Pennsylvania state income tax (municipal securities). The fund normally invests at least 80% of its assets in municipal securities including both general obligation and revenue bonds from a diverse range of issuers (including issuers located outside of Pennsylvania). The other 20% of its assets can be invested in securities of non-municipal issuers the interest on which is exempt from Federal income tax and/or Pennsylvania state income tax and securities which are subject to Federal income tax (including the Federal Alternative Minimum Tax) and Pennsylvania state income tax. The fund emphasizes municipal securities in the ten to twenty year maturity range. The fund may only buy securities rated investment grade at the time of purchase by at least one major rating agency or determined by the fund manager to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

The fund manager evaluates sectors of the municipal market and individual bonds within those sectors.

If a security falls below investment grade, the fund manager will decide whether to continue to hold the security. A security will be sold if, in the opinion of the fund manager, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not municipal securities (and therefore are subject to Federal income tax and Pennsylvania state income tax) and may hold an unlimited amount of uninvested cash reserves. Such a temporary defensive strategy would be inconsistent with the fund’s primary investment strategies. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

The fund manager may, when consistent with the fund’s investment goal, buy or sell options or futures on a security or an index of securities or tender option bonds, or enter into interest rate transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest with another party for that other party’s obligation to pay or its right to receive another type of interest in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. These practices may reduce returns and/or increase volatility. Volatility is defined as the characteristic of a security or a market to fluctuate significantly in price within a short time period.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. Any capital appreciation realized by the fund as a result of its normal investment activities will generally result in capital gain distributions subject to Federal capital gain taxation.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its assets in municipal securities without shareholder approval.

Key Risks

While the management team chooses bonds they believe can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of securities such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments.

IMPORTANT DEFINITIONS

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tender Option Bonds: Synthetic floating or variable rate securities issued when long term bonds are purchased in the primary or secondary market and then deposited into a trust. Custodial receipts are then issued to investors, such as the fund, evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. Tender option bonds may be considered derivatives.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

The fact that the fund concentrates its investments in securities of issuers located in Pennsylvania raises special concerns. In particular, changes in the economic conditions and governmental policies of Pennsylvania and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could hurt the value of the fund’s shares.

Municipal securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal securities also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate the funds for lease payments.

The fund may invest in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. The fund may invest up to 20% of its assets in these bonds when added together with any of the fund’s other taxable investments. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may invest 25% or more of its assets in municipal securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in municipal securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

There may be less information available on the financial condition of issuers of municipal securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice.

The fund will rely on legal opinions of counsel to issuers of municipal securities as to the tax-free status of investments and will not do its own analysis.

The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. The fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the fund’s derivatives positions to lose value.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the fund manager will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage.

High portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss subject to Federal capital gain taxation. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

The fund is a non-diversified portfolio under the Investment Company Act, which means that fund performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would a diversified fund’s.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund’s performance to that of the Lehman Brothers Municipal Bond Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before Investor B and C Shares were launched is based upon performance for Investor A Shares of the fund, which were first issued in December 1992. Investor B Shares were launched in October 1994 and Investor C Shares were launched in August 1998. The actual returns of Investor B and C Shares would have been lower than shown for the period before they were launched because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of 1.07% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.82% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	10 Years	Inception Date
Pennsylvania Tax-Free; Inv A
Return Before Taxes	-1.73%	2.86%	4.41%	5.42%	12/01/92
Return After Taxes on Distributions	-1.73%	2.85%	4.41%	5.41%
Return After Taxes on Distributions and Sale of Shares	0.37%	3.06%	4.43%	5.33%
Pennsylvania Tax-Free; Inv B
Return Before Taxes	-2.74%	2.46%	4.20%	5.11%	12/01/92
Pennsylvania Tax-Free; Inv C
Return Before Taxes	0.59%	3.55%	4.50%	5.13%	12/01/92
Lehman Brothers Municipal Bond (Reflects no deduction for fees, expenses or taxes)	4.48%	6.44%	7.21%	7.06%	N/A
*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmark does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B and C Shares will vary.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	4.0%	0.0%		0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5	%**	1.00	%***
(as percentage of offering price)

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.50%	.50%	.50%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.58%	.58%	.58%
Service fees	.25%	.25%	.25%
Other	.33%	.33%	.33%
Total annual fund operating expenses	1.18%	1.83%	1.83%
Fee waivers and expense reimbursements[1]	.11%	.01%	.01%
Net expenses[1]	1.07%	1.82%	1.82%
*	Reduced front-end sales charges may be available (See the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of 0.50% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.07% (for Investor A Shares) and 1.82% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$505	$749	$1,013	$1,765
B Shares**
Redemption	$635	$925	$1,189	$1,897
B Shares
No Redemption	$185	$575	$989	$1,897
C Shares**
Redemption	$285	$575	$989	$2,147
C Shares
No Redemption	$185	$575	$989	$2,147
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibilities: Kevin Klingert, Managing Director of BFM since 1991, member of the Adding Liquidity Credit Review Committee and Co-Chair of the Liquidity Operating Committee and James McGinley, Managing Director of BFM since 2004.

Mr. McGinley is a member of the Investment Strategy Group. Mr. McGinley’s primary responsibilities include managing taxable client portfolios, with a sector emphasis on municipal securities, managing closed- and open-end municipal bond funds, and managing municipal alternative products. Prior to joining BlackRock in 1999, Mr. McGinley was Vice President of Municipal Trading and Manager of the Municipal Strategy Group with Prudential Securities. In his trading role, Mr. McGinley was responsible for trading a customer focused municipal cash position as well as a proprietary municipal account. As Manager of the Municipal Strategy Group, Mr. McGinley was responsible for the development and implementation of the firm’s municipal hedging strategies as well as all of the firm’s retail and institutional market-focused research. Mr. McGinley earned a BS degree in finance from Lehigh University in 1990 and an MBA degree, with high honors, in finance from Rutgers University Graduate School of Management in 1993.

Mr. Klingert has been managing the fund since 1995, and Mr. McGinley has been a co-manager since January 2003.

Financial Highlights

The financial information in the table on the next page shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Pennsylvania Tax-Free Income Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.89	$11.06	$10.89	$10.56	$10.52	$10.82	$10.98	$10.81	$10.48	$10.44

Income from investment operations
Net investment income	0.46 [2]	0.48	0.48	0.49	0.49	0.39 [2]	0.40	0.40	0.42	0.42
Net gain (loss) on investments (both realized and unrealized)	(0.20)	(0.20)	0.16	0.35	0.02	(0.21)	(0.19)	0.16	0.34	0.02

Total from investment operations	0.26	0.28	0.64	0.84	0.51	0.18	0.21	0.56	0.76	0.44

Less distributions
Distributions from net investment income	(0.47)	(0.45)	(0.47)	(0.51)	(0.47)	(0.39)	(0.37)	(0.39)	(0.43)	(0.40)

Total distributions	(0.47)	(0.45)	(0.47)	(0.51)	(0.47)	(0.39)	(0.37)	(0.39)	(0.43)	(0.40)

Net asset value at end of period	$10.68	$10.89	$11.06	$10.89	$10.56	$10.61	$10.82	$10.98	$10.81	$10.48

Total return[1]	2.44%	2.59%	6.04%	8.14%	5.03%	1.69%	1.93%	5.28%	7.40%	4.33%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$33,769	$35,874	$37,344	$39,306	$30,770	$19,604	$24,795	$28,346	$26,062	$21,584
Ratios of expenses to average net assets
Net expenses	1.05%	1.08%	1.08%	1.07%	1.07%	1.75%	1.82%	1.82%	1.82%	1.82%
Total expenses	1.29%	1.28%	1.27%	1.26%	1.26%	1.89%	2.03%	2.02%	2.01%	2.01%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	4.32%	4.34%	4.44%	4.62%	4.74%	3.66%	3.63%	3.72%	3.90%	4.01%
Before advisory/administration and other fee waivers	4.09%	4.13%	4.25%	4.43%	4.55%	3.52%	3.42%	3.53%	3.72%	3.82%
Portfolio turnover rate	2%	3%	22%	13%	31%	2%	3%	22%	13%	31%

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Pennsylvania Tax-Free Income Portfolio

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$10.85	$11.01	$10.84	$10.51	$10.48

Income from investment operations
Net investment income	0.39 [2]	0.39	0.41	0.41	0.42
Net gain (loss) on investments (both realized and unrealized)	(0.21)	(0.18)	0.15	0.35	0.01

Total from investment operations	0.18	0.21	0.56	0.76	0.43

Less distributions
Distributions from net investment income	(0.39)	(0.37)	(0.39)	(0.43)	(0.40)

Total distributions	(0.39)	(0.37)	(0.39)	(0.43)	(0.40)

Net asset value at end of period	$10.64	$10.85	$11.01	$10.84	$10.51

Total return[1]	1.69%	1.92%	5.27%	7.38%	4.32%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$1,916	$1,974	$1,615	$875	$388
Ratios of expenses to average net assets
Net expenses	1.80%	1.82%	1.81%	1.81%	1.82%
Total expenses	1.94%	2.03%	2.00%	2.00%	2.01%
Ratios of net investment income to average net assets
After advisory/administration fee waivers	3.60%	3.61%	3.69%	3.84%	4.01%
Before advisory/administration fee waivers	3.46%	3.40%	3.50%	3.66%	3.82%
Portfolio turnover rate	2%	3%	22%	13%	31%

[1]	Neither front-end sales load nor contingent deferred sales load is reflected in total return.
[2]	Calculated using the average shares outstanding method.

About Your Investment

Buying Shares from a Registered Investment Professional

BlackRock Funds believes that investors can benefit from the advice and ongoing assistance of a registered investment professional. Accordingly, when you buy or sell BlackRock Funds Investor Shares, you may pay a sales charge, which is used to compensate your investment professional for services provided to you. A person who gets compensated for selling shares may receive a different amount for each class.

As a shareholder you pay certain fees and expenses. Shareholder fees are paid directly from your investment and annual fund operating expenses are paid out of fund assets and are reflected in the fund’s net asset value.

Your registered representative can help you to buy shares by telephone. Before you place your order make sure that you have read the Prospectus and have a discussion with your registered representative about the details of your investment.

What Price Per Share Will You Pay?

The price of mutual fund shares generally changes every day that the New York Stock Exchange (NYSE) is open (a business day). A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value (NAV) per share is $10. When you buy Investor Shares you pay the NAV/share plus the front-end sales charge if you are purchasing Investor A Shares.

PFPC Inc. (PFPC), the Company’s transfer agent, will probably receive your order from your registered representative, who takes your order. However, you can also fill out a purchase application and mail it to the transfer agent with your check. Please call (800) 441-7762 for a purchase application. Purchase orders received by the transfer agent before the close of regular trading on the NYSE (currently 4 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day plus any applicable sales charge. NAV is calculated separately for each class of shares of each fund at 4 p.m. (Eastern time) each day the NYSE is open. Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. Non-U.S. securities and certain other securities held by a fund may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when fund shares cannot be bought or sold.

Since the NAV changes daily, the price of your shares depends on the time that your order is received by the Company’s transfer agent, whose job it is to keep track of shareholder records.

Each fund’s assets are valued primarily on the basis of market quotations. Certain short-term debt securities are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) BlackRock believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event, each fund values the affected securities at fair value as determined by BlackRock pursuant to procedures adopted by the Company’s Board of Trustees. For example, in valuing a security that trades principally on a foreign market, a fund uses the most recent closing market price from the market on which the security principally trades, unless because of a significant event subsequent to the market close such closing market price, in BlackRock’s judgment, does not represent the current market value of the security. Because significant events could affect the value of a foreign security between the close of the foreign market where the security is principally traded and the time the fund calculates its NAV, such closing price may not be reflective of current market conditions. Therefore, a fund may adjust the closing market price of a foreign security as a result of a significant subsequent event to reflect what it believes to be the fair value of the security as of the time the fund calculates its NAV.

Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a fund’s NAV. As a result, a fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

When you place a purchase order, you need to specify whether you want Investor A, B or C Shares. If you do not specify a class, you will receive Investor A Shares.

When Must You Pay?

Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your registered representative or other financial intermediary, but in no event later than 4 p.m. (Eastern time) on the third business day following PFPC’s receipt of the order. If payment is not received by this time, the order will be cancelled and you and your registered representative or other financial intermediary will be responsible for any loss to a fund. For shares purchased directly from the transfer agent, a check payable to BlackRock Funds and bearing the name of the fund you are purchasing must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds. The Company does not accept third-party checks. You may also wire Federal funds to the transfer agent to purchase shares, but you must call BlackRock Funds c/o PFPC Inc. at (800) 441-7762 before doing so to confirm the wiring instructions.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Company, to obtain, verify and record information that identifies each person who opens an account. When opening an account, you will be asked for your name, address, date of birth and other information that will allow the Company to identify you. The Company may also ask to see other identifying documents such as a driver’s license (for individuals) or Articles of Incorporation or other formation documents (for institutions). The Company may use a third party to obtain and verify this information. The Company may not be able to establish an account if you do not provide the necessary information.

How Much is the Minimum Investment?

The minimum investment for the initial purchase of Investor Shares is $500. There is a $50 minimum for all later investments. Purchases for IRA accounts may be made by telephone up to a maximum amount of $3,000 and purchases for all accounts may be made by Internet and the Company’s automated voice response unit service (VRU) up to a maximum amount of $25,000. The Company permits a lower initial investment if you are an employee of the Company or one of its service providers or you participate in the Automatic Investment Plan in which you make regular, periodic investments through a savings or checking account. Your investment professional can advise you on how to begin an Automatic Investment Plan. The Company won’t accept a purchase order of $1 million or more for Investor B or Investor C Shares. Your registered representative may set a lower maximum for Investor B Shares purchasers. The Company may reject any purchase order, modify or waive the minimum investment requirements and suspend and resume the sale of any share class of the Company at any time.

Which Pricing Option Should You Choose?

BlackRock Funds offers different pricing options to investors in the form of different share classes. Your registered representative can help you decide which option works best for you. Through this Prospectus, you can choose from Investor A, B, or C Shares.

A Shares (Front-End Load)

■	One time sales charge paid at time of purchase
■	Lower ongoing distribution fees
■	Free exchange with other A Shares in BlackRock Funds family
■	Advantage: Makes sense for investors who are eligible to have the sales charge reduced or eliminated or who have a long-term investment horizon because ongoing distribution fees are less than for other Investor Share classes.
■	Disadvantage: You pay a sales charge up-front, and therefore you start off owning fewer shares.

B Shares (Back-End Load)

■	No front-end sales charge when you buy shares
■	You pay a sales charge when you redeem shares. It is called a contingent deferred sales charge (CDSC) and it declines over 6 years to zero from a high of 4.5%.
■	Higher ongoing distribution fees than A Shares

■	Free exchange with other B Shares in BlackRock Funds family
■	Automatically convert to A Shares seven years from purchase
■	Advantage: No up-front sales charge so you start off owning more shares.
■	Disadvantage: You pay higher ongoing distribution fees than on A Shares each year you own shares, which means that you can expect lower total performance per share.

C Shares (Level Load)

■	No front-end sales charge when you buy shares
■	Contingent deferred sales charge (CDSC) of 1.00% if shares are redeemed within 12 months of purchase
■	Higher ongoing distribution fees than A Shares
■	Free exchange with other C Shares in BlackRock Funds family
■	Advantage: No up-front sales charge so you start off owning more shares. These shares may make sense for investors who have a shorter investment horizon relative to A or B Shares.
■	Disadvantage: You pay higher ongoing distribution fees than on A shares each year you own shares, which means that you can expect lower total performance per share. Shares do not convert to A Shares, so you will continue paying the higher ongoing distribution fees as long as you hold the C Shares. Over the long term, this can add up to higher total fees than either A Shares or B Shares.

Investor B Shares received through the reinvestment of dividends and distributions convert to A Shares proportionately with the conversion of B Shares that were not received through reinvestment.

How Much is the Sales Charge?

The tables below show the schedules of sales charges that you may pay if you buy and sell Investor A, B and C Shares of a fund.

Purchase of Investor A Shares

The following tables show the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: the right of accumulation, a Letter of Intent, the reinstatement privilege, quantity discounts or a waiver of the sales charge (described below).

The following schedule of front-end sales charges and quantity discounts applies to the Enhanced Income, Low Duration Bond Inflation Protected Bond, and UltraShort Municipal Portfolios.

AMOUNT OF TRANSACTION AT OFFERING PRICE	SALES CHARGE AS % OF OFFERING PRICE*	SALES CHARGE AS % OF NET ASSET VALUE*
Less than $50,000	3.00%	3.09%
$50,000 but less than $100,000	2.75%	2.83%
$100,000 but less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.25%	1.26%
$1 million or more	0.00%	0.00%
*	There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares; however, you will pay a contingent deferred sales charge of 0.50% of the offering price or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

The following schedule of front-end sales charges and quantity discounts applies to the Intermediate Government Bond, Intermediate Bond, Intermediate PLUS Bond, Core Bond Total Return, Core PLUS Total Return, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Kentucky Tax-Free Income, Delaware Tax-Free Income and GNMA Portfolios.

AMOUNT OF TRANSACTION AT OFFERING PRICE	SALES CHARGE AS % OF OFFERING PRICE*	SALES CHARGE AS % OF NET ASSET VALUE*
Less than $50,000	4.00%	4.17%
$50,000 but less than $100,000	3.75%	3.90%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	1.50%	1.52%
$1 million or more	0.00%	0.00%
*	There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares; however, you will pay a contingent deferred sales charge of 0.50% of the offering price or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

The following schedule of front-end sales charges and quantity discounts applies to the Government Income and Managed Income Portfolios.

AMOUNT OF TRANSACTION AT OFFERING PRICE	SALES CHARGE AS % OF OFFERING PRICE*	SALES CHARGE AS % OF NET ASSET VALUE*
Less than $50,000	4.50%	4.71%
$50,000 but less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	4.00%	4.17%
$250,000 but less than $500,000	3.00%	3.09%
$500,000 but less than $1,000,000	2.00%	2.04%
$1 million or more	0.00%	0.00%
*	There is no initial sales charge on purchases of $1,000,000 or more of Investor A shares; however, you will pay a contingent deferred sales charge of 0.50% of the offering price or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

The following schedule of front-end sales charges and quantity discounts applies to the International Bond Portfolio and the High Yield Bond Portfolio.

AMOUNT OF TRANSACTION AT OFFERING PRICE	SALES CHARGE AS % OF OFFERING PRICE*	SALES CHARGE AS % OF NET ASSET VALUE*
Less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	4.50%	4.71%
$250,000 but less than $500,000	3.50%	3.63%
$500,000 but less than $1,000,000	2.50%	2.56%
$1 million or more	0.0%	0.0%
*	There is no initial sales charge on purchases of $1,000,000 or more of Investor A shares; however, you will pay a contingent deferred sales charge of 0.75% of the offering price or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

The Company’s distributor retains .50% of the sales charge on all purchases of Investor A Shares. When an investor purchases Investor A Shares directly from the Company (and not through a broker), the distributor retains the entire front-end sales charge.

Purchase of Investor B Shares

Investor B Shares are subject to a CDSC at the rates shown in the chart below if they are redeemed within six years of purchase. The CDSC is based on the price of the B Shares when purchased or the net asset value of the B Shares on the redemption date (whichever is less) and is calculated without regard to any redemption/exchange fee. The amount of any CDSC an investor must pay depends on the number of years that elapse between the date of purchase and the date of redemption. The CDSC may be waived under certain circumstances, as described below.

NUMBER OF YEARS ELAPSED SINCE PURCHASE	CONTINGENT DEFERRED SALES CHARGE (AS % OF DOLLAR AMOUNT SUBJECT TO THE CHARGE)
Up to one year	4.50%
More than one but less than two years	4.00%
More than two, but less than three years	3.50%
More than three but less than four years	3.00%
More than four but less than five years	2.00%
More than five but less than six years	1.00%
More than six years	0.00%

Class B(1) shares of an SSR Fund purchased prior to its reorganization with a BlackRock fund remain subject to the CDSC applicable to such Class B(1) shares. All Investor B shares of a BlackRock fund purchased following the reorganizations will be subject to the CDSC of the BlackRock fund. Class B(1) shares of an SSR Fund are subject to a CDSC at the rates shown in the chart below if they are redeemed within six years of purchase.

NUMBER OF YEARS ELAPSED SINCE PURCHASE	CONTINGENT DEFERRED SALES CHARGE AS % OF NET ASSET VALUE AT THE TIME OF PURCHASE (OR REDEMPTION, IF LOWER)
First year	5.00%
Second year	4.00%
Third year	3.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Seventh or Eighth year	None

Purchase of Investor C Shares

Investor C Shares are subject to a CDSC of 1.00% if they are redeemed within 12 months after purchase. The 1.00% is based on the offering price or the net asset value of the C Shares on the redemption date (whichever is less) and is calculated without regard to any redemption/exchange fee. The CDSC may be waived under certain circumstances, as described below. There is no CDSC on C Shares redeemed after 12 months.

When an investor redeems Investor B Shares or Investor C Shares, the redemption order is processed so that the lowest CDSC is charged. Investor B Shares and Investor C Shares that are not subject to the CDSC are redeemed first. After that, the Company redeems the Shares that have been held the longest.

Can the Sales Charge be Reduced or Eliminated?

There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge (as described above in the “Purchase of Investor A Shares” section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: the right of accumulation, a Letter of Intent, the reinstatement privilege, quantity discounts or a waiver of the sales charge (described below). The CDSC on Investor B Shares can be reduced depending on how long you own the shares (a schedule of these reductions is listed above in the “Purchase of Investor B Shares” section). The CDSC on Investor B and C Shares also may be eliminated through waivers (described below). You may be required to provide PFPC and/or your registered representative with certain records and information in connection with the exercise of these rights, including information or records regarding shares of the funds held (i) in other accounts at your registered representative, (ii) at any other financial intermediary and (iii) at any financial intermediary by your related parties, such as members of your family or household. For more information, see the SAI or contact your investment professional.

Right of Accumulation (Investor A Shares)

Investors have a “right of accumulation” under which the current value of an investor’s existing Investor A Shares in all BlackRock funds that are subject to a front-end sales charge may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. In order to use this right, the investor must alert PFPC to the existence of previously purchased shares.

Letter of Intent (Investor A Shares)

An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor A Shares in one or more funds subject to a front-end sales charge within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The Letter of Intent may be signed anytime within 90 days after the first investment to be covered by the letter. The initial investment must meet the minimum initial purchase requirement. The investor must tell PFPC that later purchases are subject to the Letter of Intent. During the term of the Letter of Intent, PFPC will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. Any redemptions made during the term of the Letter of Intent will be subtracted from the amount of the total purchase indicated in the letter. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, PFPC will redeem enough of the Investor A Shares held in escrow to pay the difference.

Reinstatement Privilege (Investor A, Investor B and Investor C Shares)

Upon redemption of Investor Shares, a shareholder has a right, to be exercised once a year and within 60 days of the redemption, to reinvest the redemption proceeds (after paying any applicable CDSC or redemption/exchange fee) in Investor A Shares of the SAME fund without paying a front-end sales charge. Former SSR Fund shareholders have a right, to be exercised once and within 120 days of a redemption of their SSR Fund shares, to reinvest the proceeds in Investor A Shares of the BlackRock fund into which such SSR fund reorganized without paying a front-end sales charge. Shares will be purchased at the net asset value (NAV) calculated at the close of trading on the day the request is received. To exercise this privilege, PFPC must be notified, in writing, by the shareowner of record or the registered representative of record. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

Quantity Discounts (Investor A Shares)

In addition to quantity discounts for individuals which we discussed above, there are ways for you to qualify for breakpoints and therefore reduce the front-end sales charge by combining your order with the orders of (a) your spouse and any of your children under the age of 21, (b) a trustee or fiduciary of a single trust estate or single fiduciary account or (c) members of any organized group you belong to that has been in existence for more than six months, if it is not organized for the purpose of investing in mutual funds, and if the purchase is made through a central administrator, or through a single dealer, or by other means which result in economy of sales effort or expense. All orders must be placed at one time and certain restrictions apply. Investors must tell PFPC or their broker, at the time of purchase, that they are aggregating their purchases. For more information, please contact BlackRock Funds c/o PFPC Inc. at (800) 441-7762 or see the SAI.

Waiving the Sales Charge (Investor A Shares)

The following investors may buy Investor A Shares without paying a front-end sales charge: (a) authorized qualified employee benefit plans; (b) persons investing through an authorized payroll deduction plan; (c) persons investing through an authorized investment plan for organizations which operate under Section 501(c)(3) of the Internal Revenue Code; (d) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a fund; (e) persons participating in a “wrap account” or similar program under which they pay advisory fees to a broker-dealer or other financial institution; (f) persons participating in an account or program under which they pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment advisory services; and (g) employees of MetLife. Investors who qualify for any of these exemptions from the sales charge must purchase Investor A Shares. Additionally, some people associated with the Company and its service providers may buy Investor A Shares without paying a sales charge. The front-end sales charge is not applied on Investor A Shares acquired through the reinvestment of dividends or distributions. For more information on the waivers, please contact BlackRock Funds c/o PFPC Inc. at (800) 441-7762 or see the SAI.

Waiving the Contingent Deferred Sales Charge

Waiving the Contingent Deferred Sales Charge (Investor B and Investor C Shares)

The CDSC on Investor B and Investor C Shares is not charged in connection with: (a) redemptions of Investor B and Investor C Shares purchased through authorized qualified employee benefit plans; (b) exchanges described in “Exchange Privilege” below; (c) redemptions made in connection with minimum required distributions due to the shareholder reaching age 70½ from IRA and 403(b)(7) accounts; (d) redemptions made with respect to certain retirement plans sponsored by the Company, BlackRock or its affiliates; (e) redemptions in connection with a shareholder’s death (including in connection with the distribution of account assets to a beneficiary of the decedent) or disability (as defined in the Internal Revenue Code) subsequent to the purchase of Investor B or Investor C Shares; (f) involuntary redemptions of Investor B or Investor C Shares in accounts with low balances; (g) certain redemptions made pursuant to the Systematic Withdrawal Plan (described below); and (h) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Company. In addition, no CDSC is charged on Investor B or Investor C Shares acquired through the reinvestment of dividends or distributions. For more information on these waivers, please contact BlackRock Funds c/o PFPC Inc. at (800) 441-7762 or see the SAI.

Distribution and Service Plan

The Company has adopted a plan (the Plan) that allows the Company to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing and processing fees for certain services provided to its shareholders.

Under the Plan, Investor Shares pay a fee (distribution fees) to BlackRock Distributors, Inc. (the Distributor) and/or affiliates of PNC Bank (including BlackRock) for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and PNC Bank affiliates (including BlackRock) for sales support services provided in connection with the sale of Investor Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock PNC Bank and its affiliates) (Service Organizations) for sales support services and related expenses. All Investor A Shares pay a maximum distribution fee of .10% per year of the average daily net asset value of each fund attributable to Investor A Shares. All Investor B and C Shares pay a maximum of .75% per year.

Under the Plan, the Company also pays shareholder servicing fees to Service Organizations whereby the Service Organizations provide support services to their customers who own Investor Shares in return for these fees. The Company may pay a shareholder servicing fee of up to .25% per year of the average daily net asset value of Investor Shares of a fund. All Investor Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Service Organizations (including BlackRock) may provide one or more of the following services to their customers who own Investor Shares:

(1)	Responding to customer questions on the services performed by the Service Organization and investments in Investor Shares;
(2)	Assisting customers in choosing and changing dividend options, account designations and addresses; and
(3)	Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are fees payable for the administration and servicing of shareholder accounts and not costs which are primarily intended to result in the sale of a fund’s shares.

Because the fees paid by the Company under the Plan are paid out of Company assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For more information on the Plan including a complete list of services provided thereunder, see the SAI.

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the funds). BlackRock, the Distributor and their affiliates may pay affiliated and unaffiliated Service Organizations compensation for the sale and distribution of shares of the funds or for other services to the funds and shareholders. These payments (Additional Payments) would be in addition to the fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the SAI.

Selling Shares

You can redeem shares at any time (although certain verification may be required for redemptions in excess of $25,000 or in certain other cases). The Company will redeem your shares at the next net asset value (NAV) calculated after your order is received by the fund’s transfer agent minus any applicable CDSC and/or redemption/exchange fee. Each of the CDSC and redemption/exchange fee is assessed without regard to the other. See “Market Timing and Redemption/Exchange Fees” below. Shares may be redeemed by sending a written redemption request to BlackRock Funds c/o PFPC Inc., P.O. Box 9819, Providence, RI 02940-8019. Shares may also be redeemed by telephone request by calling (800) 441-7762. Payment for shares redeemed by telephone request may be made by check in amounts up to $100,000, through the Automated Clearing House Network in amounts up to $250,000 or by wire transfer in amounts up to $250,000. Shares may also be redeemed by use of the Company’s automated voice response unit service (VRU). Payment for shares redeemed by VRU or internet may be made for non-IRA accounts by check in amounts up to $25,000, through the Automated Clearing House Network in amounts up to $25,000 or by wire transfer in amounts up to $25,000. You will be charged a fee of $7.50 for each redemption payment made by wire transfer and $15 for redemptions by check sent via overnight mail.

You can also make redemption requests through your registered investment professional, who may charge for this service. Shareholders should indicate whether they are redeeming Investor A, Investor B or Investor C Shares. If a shareholder owns more than one class of a fund and does not indicate which class he or she is redeeming, the fund will redeem shares so as to minimize the CDSC charged.

Unless another option is requested, payment for redeemed shares is normally made by check mailed within seven days after PFPC receives the redemption request. If the shares to be redeemed have been recently purchased by check, PFPC may delay the payment of redemption proceeds for up to 10 days after the purchase date until the check has cleared.

Market Timing and Redemption/Exchange Fees

The Board of Trustees of the Company has determined that the interests of long-term shareholders and the Company’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations—also known as “market timing.” The funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege for Investor Shares is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a fund and its shareholders. For example, large flows of cash into and out of a fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the fund’s investment goal. Frequent trading may cause a fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a fund’s performance.

A fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the fund’s portfolio securities and the determination of the fund’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Company will seek to eliminate these opportunities by using fair value pricing, as described in “What Price Per Share Will You Pay?” above.

The Company discourages market timing and seeks to prevent frequent purchases and sales or exchanges of fund shares that it determines may be detrimental to a fund or long-term shareholders. The Board of Trustees has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of fund shares because legitimate strategies, such as asset allocation, dollar cost averaging or similar activities, may result in frequent trading of fund shares. It is not expected that shareholders would be harmed by such legitimate activities.

If the Company believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Company rejects your purchase or exchange order, you will not be able to execute that transaction, and the Company will not be responsible for any losses you therefore may suffer. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption/exchange fees, as described below. For transactions placed directly with the Company, the Company may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Company. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Company with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated are not known by the Company. While the Company monitors for market timing activity, the Company may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the funds. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Company to be engaged in market timing or other improper trading activity, the Company’s distributor may terminate such financial intermediary’s agreement with the distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Each of the equity funds will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 90 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). Each of the High Yield Bond and International Bond Portfolios will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). A new 90-day period, or 30-day period, as the case may be, begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Portfolio A are exchanged for shares of Portfolio B 20 days after the purchase of the Portfolio A shares, followed in 20 days by an exchange of the Portfolio B shares for shares of Portfolio C, will be subject to two redemption fees (one on each exchange).

The redemption/exchange fee is for the benefit of the remaining shareholders of a fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The Company sells shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption/exchange fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Company, the redemption/exchange fee will not be assessed on redemptions or exchanges by: (i) accounts of asset allocation programs or wrap programs whose trading practices are determined by the Company not to be detrimental to a fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics); (ii) accounts of shareholders who have died or become disabled; (iii) shareholders redeeming or exchanging shares through the

Company’s Systematic Withdrawal Plan, Systematic Exchange Plan or in connection with required distributions from an IRA, 401(k) plan, 403(b) plan or any other Internal Revenue Code Section 401 qualified retirement plan or account; and (iv) certain other accounts in the absolute discretion of the Company when a shareholder can demonstrate hardship. In addition, former State Street Research fund shareholders will not be charged a redemption/exchange fee in connection with a one-time redemption or exchange of Company shares received in a reorganization of a State Street Research fund with one of the Company’s funds. However, additional Company shares purchased by such shareholders after the reorganization and any Company shares acquired through an exchange after the reorganization will be subject to the fee. The Company reserves the right to modify or eliminate these waivers at any time.

Expedited Redemptions

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail and $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. Once authorization is on file, PFPC will honor requests by telephone at (800) 441-7762. The Company is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. The Company may refuse a telephone redemption request if it believes it is advisable to do so and may use reasonable procedures to make sure telephone instructions are genuine. The Company and its service providers will not be liable for any loss that results from acting upon telephone instructions that they reasonably believed to be genuine in accordance with those procedures. The Company may alter the terms of or terminate this expedited redemption privilege at any time.

The Company's Rights

The Company may:

■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act,

■	Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or as described in the third paragraph in the section “Selling Shares” above,
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and
■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act.

Accounts with Low Balances

The Company may redeem a shareholder’s account in any fund at any time if the net asset value of the account in such fund falls below the required minimum initial investment (usually $500 for Investor Shares) as the result of a redemption or an exchange request. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 30 days to make additional investments before the redemption is processed.

Management

BlackRock Funds’ adviser is BlackRock Advisors, Inc. (BlackRock). BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States. BlackRock Financial Management, Inc. (BFM), an affiliate of BlackRock located at 40 E. 52nd Street, New York, NY 10022, acts as sub-adviser to the funds.

IMPORTANT DEFINITIONS

Adviser: The adviser of a mutual fund is responsible for the overall investment management of the fund. The adviser for BlackRock Funds is BlackRock Advisors, Inc.

Sub-Adviser: The sub-adviser of a fund is responsible for its day-to-day management and will generally make all buy and sell decisions. Sub-advisers also provide research and credit analysis. The sub-adviser for all the funds is BlackRock Financial Management, Inc.

For their investment advisory and sub-advisory services, BlackRock and BFM, as applicable, are entitled to fees computed daily on a fund-by-fund basis and payable monthly. For the fiscal year ended September 30, 2004, the aggregate advisory fees paid by the funds to BlackRock as a percentage of average daily net assets were:

Low Duration Bond	0.25%
Intermediate Government Bond	0.35%
Intermediate Bond	0.29%
Core Bond Total Return	0.26%
Core PLUS Total Return	0.22%
Government Income	0.20%
Managed Income	0.43%
GNMA	0.24%
International Bond	0.52%
High Yield Bond	0.36%
Tax-Free Income	0.29%
Pennsylvania Tax-Free Income	0.40%
New Jersey Tax-Free Income	0.37%
Ohio Tax-Free Income	0.36%
Delaware Tax-Free Income	0.45%
Kentucky Tax-Free Income	0.45%

The maximum annual advisory fees that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Total Annual Advisory Fee (Before Waivers)

	Each Fund Except Enhanced Income, Int’l Bond, Inflation Protected Bond, GNMA, UltraShort Municipal, KY Tax-Free, DE Tax Free	Int’l Bond, GNMA, KY Tax-Free, DE Tax-Free	Inflation Protected Bond
AVG DAILY NET ASSETS	INVESTMENT ADVISORY FEE	INVESTMENT ADVISORY FEE	INVESTMENT ADVISORY FEE
first $1 billion	.500%	.550%	.400%
$1 billion— $2 billion	.450%	.500%	.375%
$2 billion— $3 billion	.425%	.475%	.350%
greater than $3 billion	.400%	.450%	.325%

The maximum annual advisory fees that can be paid to BlackRock for the Enhanced Income and UltraShort Municipal Portfolios (as a percentage of average daily net assets) are as follows:

Enhanced Income	0.40%
UltraShort Municipal	0.45%

Information about the portfolio manager for each of the funds is presented in the appropriate fund section.

As discussed above, BlackRock has agreed contractually to cap net expenses (excluding interest expense, taxes, brokerage commissions and extraordinary expenses, if any) of each share class of each fund at the levels shown in each fund’s expense table.

To achieve this cap, BlackRock and the Company have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

With respect to all funds except the Intermediate Government Bond and High Yield Bond Portfolios, within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the fund’s investment adviser or administrator and (3) the Board of Trustees of the Company has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

Dividends and Distributions

BlackRock Funds makes two kinds of distributions to shareholders: net investment income and net realized capital gains.

Distributions of net investment income derived by a fund are paid within 10 days after the end of each month. The Company’s Board of Trustees may change the timing of such dividend payments.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by a fund at least annually at a date determined by the Company’s Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the fund unless you instruct PFPC in writing to pay them in cash. There are no sales charges on these reinvestments.

If you invest in a fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.” Distributions that are declared in December, but paid in January are taxable as if they were paid in December.

Taxation of Distributions

Distributions paid out of a fund’s “net capital gain” will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income, other than exempt-interest dividends, and net short-term capital gains will generally be taxed to shareholders as ordinary income. However, individual shareholders who satisfy certain holding period requirements and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by the fund. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations.

Each of the UltraShort Municipal, Tax-Free Income, Delaware Tax-Free Income, Ohio Tax-Free Income, Kentucky Tax-Free Income, New Jersey Tax-Free Income and Pennsylvania Tax-Free Income Portfolios intends to pay most of its dividends as exempt-interest dividends, which means such dividends are exempt from regular Federal income tax. However, these portfolios may invest up to 20% of its assets in non-municipal securities, the interest on which will be subject to Federal income tax. In addition, a certain portion of the dividends distributed by a fund may be subject to the Federal Alternative Minimum Tax. The state or municipality where you live may not charge you state and local taxes on dividends paid with respect to interest on obligations of such state or municipality. Otherwise, these dividends will generally be subject to state and local taxes.

Dividends paid with respect to interest on securities issued by the U.S. Government and its agencies may also be exempt from some types of state and local taxes.

Your annual tax statement from the Company will present in detail the tax status of your distributions for each year.

When you sell your shares of a fund, you may realize a capital gain or loss. Use of the exchange privilege also will be treated as a taxable event because it will be deemed a redemption and subsequent purchase of the shares involved. Therefore, use of the exchange privilege may be subject to federal, state and local income tax.

If more than half of the total asset value of a fund is invested in non-U.S. securities, the fund may elect to “pass through” to its shareholders the amount of non-U.S. income taxes paid by it. In such case, you would be required to include your proportionate share of such taxes in your income and may be entitled to deduct or credit such taxes when computing your taxable income.

If you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Fund distributions and gains from the sale of your shares generally will be subject to federal, state and local taxes. Non-U.S. investors may be subject to U.S. withholding and/or estate tax, and will be subject to special U.S. tax certification requirements. Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax professional about federal, state and local tax consequences of owning shares of the Company.

Services for Shareholders

BlackRock Funds offers shareholders many special features which can enable investors to have greater investment flexibility as well as more access to information about the Company.

Additional information about these features is available by calling BlackRock Funds c/o PFPC Inc. at (800) 441-7762.

Exchange Privilege

BlackRock Funds offers 48 different funds, enough to meet virtually any investment need. Once you are a shareholder, you have the right to exchange Investor A, B, or C Shares from one fund to Investor A, B, or C Shares of another to meet your changing financial needs.

You can exchange $500 (or any other applicable minimum) or more from one fund into another. Investor A, Investor B and Investor C Shares of each fund may be exchanged for shares of the same class of other funds which offer that class of shares, based on their respective net asset values. (You can exchange less than $500 if you already have an account in the fund into which you are exchanging.) Because different funds have different sales charges, the exchange of Investor A Shares may be subject to the difference between the sales charge already paid and the higher sales charge (if any) payable on the shares acquired as a result of the exchange. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax or other financial adviser before making an exchange request.

The exchange of Investor B and Investor C Shares will not be subject to a CDSC although exchanges may be subject to the 2% redemption/exchange fee. See “Market Timing and Redemption/Exchange Fees” above. The CDSC will continue to be measured from the date of the original purchase and will not be affected by the exchange.

To make an exchange, you must send a written request to BlackRock Funds c/o PFPC Inc. at P.O. Box 9819, Providence, RI 02940-8019. You can also make exchanges via telephone automatically, unless you previously indicated that you did not want this option. If so, you may not use telephone exchange privileges until completing a Telephone Exchange Authorization Form. To receive a copy of the form contact PFPC. The Company has the right to reject any telephone request.

The Company may suspend or terminate your exchange privilege at any time, including if the Company believes, in its sole discretion, that you are engaging in market timing activities. See “Market Timing and Redemption/Exchange Fees” above.

The Company reserves the right to modify, limit the use of, or terminate the exchange privilege at any time.

Automatic Investment Plan (AIP)

If you would like to establish a regular, affordable investment program, BlackRock Funds makes it easy to set up. As an investor in any fund, you can arrange for periodic investments in that fund through automatic deductions from a checking or savings account by completing the AIP Application Form. You determine the frequency and amount of your investment. The minimum investment amount for an automatic investment plan is $50. AIP Application Forms are available from PFPC.

Retirement Plans

Shares may be purchased in conjunction with individual retirement accounts (IRAs), rollover IRAs and 403(b) plans where PNC Bank or any of its affiliates acts as custodian. For more information about applications or annual fees, please contact BlackRock Funds c/o PFPC Inc., P.O. Box 9819, Providence, RI 02940-8019, or call (800) 441-7762. Investors will be charged an annual fee of $15 per IRA and 403(b) account and a 403(b) loan application/processing fee of $30. To determine if you are eligible for an IRA or 403(b) plan and whether an IRA or 403(b) plan will benefit you, you should consult with a tax adviser.

Statements

Every shareholder automatically receives regular account statements. In addition, for tax purposes, shareholders also receive a yearly statement describing the characteristics of any dividends or other distributions received.

Systematic Withdrawal Plan (SWP)

This feature can be used by investors who want to receive regular distributions from their accounts. To start a SWP a shareholder must have a current investment of $10,000 or more in a fund. Shareholders can elect to receive cash payments of $50 or more at any interval you choose. Shareholders may sign up by completing the SWP Application Form which may be obtained from PFPC. Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. If an investor purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of Investor B or Investor C Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor B or Investor C Shares in excess of this limit will still pay any applicable CDSC.

Systematic Exchange

This feature can be used by investors to systematically exchange money from one fund to up to four other funds. A minimum of $10,000 in the initial fund is required and any additional funds must meet minimum initial investment requirements. For more information, please contact BlackRock Funds c/o PFPC Inc., at (800) 441-7762.

EZ Trader

This service allows an investor to purchase or sell Fund shares by telephone or over the Internet through the ACH (Automated Clearing House) system. To open an EZ Trader account, verify that your bank is a member of the ACH system. Forward your application to BlackRock Funds c/o PFPC Inc. Please be sure to include the appropriate bank information. Call PFPC at (800) 441-7762 to request a purchase. To add to an EZ Trader account, call PFPC to verify that the necessary bank information is on file for your account. If it is, you may request a transfer by telephone or Internet. If not, please ask PFPC to provide you with an EZ Trader application. To sell shares using the EZ Trader feature, check with PFPC to make sure that the EZ Trader feature, including a bank designation, is in place on your account. Once this is established, you may place your request to sell shares with PFPC by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

Dividend Allocation Plan

This plan automatically invests your distributions from one fund into another fund of your choice, without any fees or sales charges. Please call PFPC at (800) 441-7762 for details.

Important Notice Regarding Delivery of Shareholder Documents

The funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact BlackRock Funds c/o PFPC Inc. at (800) 441-7762.

Internet Transactions

Investors in the funds may view their account balance and activity through the BlackRock Funds website. To use this service, you will need a browser that supports Microsoft Internet Explorer version 4.5 or higher or Netscape Navigator 4.0 or higher.

The total purchase amount will be debited directly from your bank account via the Automated Clearing House (ACH) system. Purchases made on the Internet using the ACH system will have a trade date that is the day after the purchase is made. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. The Company will limit Internet purchases and redemptions in Investor Class shares to $25,000.00 per trade. Applications may be downloaded from www.blackrock.com.

Please read the Internet Services Disclosure Agreement and the User Agreement before attempting to transact online.

The Company employs reasonable procedures to confirm that transactions entered over the Internet are genuine. The procedures include the use of a protected password, Secure Socket Layering (SSL), 128-bit encryption and other precautions designed to protect the integrity, confidentiality and security of shareholder information. By entering into the User Agreement with the Company in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Company, or any of its affiliates, incurred through fraudulent activity.

Electronic Access to Shareholder Documents

Electronic copies of most financial reports and prospectuses are now available on the BlackRock website. Shareholders can receive e-mail notifications that the Company’s annual and semi- annual reports and prospectuses have been posted on the Company’s website on the Internet if they enroll in the Company’s electronic access program.

To enroll:

Shareholders Who Hold Accounts With Investment Advisers, Banks or Brokerages

1)  Have your enrollment number ready. If you do not have one, please contact your financial advisor.

2)  Log on to www.investordelivery.com.

3)  Enter your assigned enrollment number plus the four-digit personal identification number (PIN) of your choice. The PIN should be the same for all accounts using the same e-mail address, and will be required if you decide to change your delivery preference. Note: If you have additional BlackRock Fund shares in more than one account, you may receive additional copies of this notice with a separate enrollment number for each account. In that case, provide the information that applies to each enrollment number. If you have any questions, please contact your financial adviser.

Shareholders Who Hold Accounts Directly With the Fund:

1)  Log on to http://funds.blackrock.com.

2)  Click on Electronic Delivery icon on either side of your screen.

3)  Complete the on-line form by entering your social security number, e-mail address and by selecting your electronic delivery preference.

For more information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BlackRock Funds is available free, upon request, including:

Annual/Semi-Annual Reports

These reports contain additional information about each of the funds’ investments. The annual report describes the funds’ performance, lists portfolio holdings, and discusses recent market conditions, economic trends and fund investment strategies that significantly affected the funds’ performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 31, 2005, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the BlackRock Funds, may be obtained free of charge, along with the Company’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

Shareholder Account Service Representatives

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

An investor in any fund can call the National TTY Relay Number at (800) 688-4889 with his or her TTY machine. A Relay agent will assist the investor with all inquiries made to a Shareholder Account Service Representative.

Purchases and Redemptions

Call your registered representative or (800) 441-7762.

World Wide Web

Access general fund information and specific fund

performance. Request mutual fund prospectuses and literature. Forward mutual fund inquiries. www.blackrock.com

Written Correspondence

Post Office Address: BlackRock Funds, c/o PFPC Inc.,

P.O. Box 9819, Providence, RI 02940-8019

Street Address: BlackRock Funds, c/o PFPC Inc.,

760 Moore Road, King of Prussia, PA 19406-1212

Overnight Mail

BlackRock Funds

c\o PFPC Inc.

101 Sabin Street

Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals

9 a.m. to 6 p.m. (Eastern time), Monday-Friday.

Call: (888) 825-2257

Portfolio Characteristics and Holdings

A description of the BlackRock Funds’ policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 441-7762.

Securities and Exchange Commission (SEC)

You may also view and copy public information about the BlackRock Funds, including the SAI, by visiting the EDGAR database on the SEC Web site (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at (202) 942-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NO. 811-05742

BONDINVAPROS 2/04

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion, Dated January 24, 2005

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Funds

Money Market Portfolios

Investor Shares

Prospectus

January 31, 2005

BlackRock FundsSM is a mutual fund family with 48 investment portfolios, 8 of which are described in this prospectus. BlackRock Funds are sold principally through licensed investment professionals.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of

How to Find the

Information You Need

About BlackRock Funds

This is the BlackRock Money Market Portfolios Prospectus. It has been written to provide you with the information you need to make an informed decision about whether to invest in BlackRock Funds (the Company).

This Prospectus contains information on all 8 of the BlackRock Money Market funds. The Prospectus is organized so that each fund has its own short section. Simply turn to the section for any particular fund to read about important fund facts. Also included are sections that tell you about buying and selling shares, certain fees and expenses, shareholder features of the funds and your rights as a shareholder. These sections apply to all the funds.

If you have questions after reading the Prospectus, ask your registered representative for assistance. Your investment professional has been trained to help you decide which investments are right for you.

BlackRock, Inc., the parent of BlackRock Advisors, Inc. (BlackRock), the funds’ investment adviser, recently acquired SSRM Holdings, Inc., the parent of State Street Research & Management Company, the investment adviser to the former State Street Research mutual funds. In connection with the transaction, the State Street Research mutual funds were combined with certain BlackRock funds, including the Money Market Portfolio.

1

BlackRock

Money Market Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Commercial Paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Net Asset Value (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

Repurchase Agreement: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Investment Goal

The fund seeks as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Primary Investment Strategies

In pursuit of this goal, the fund invests in a broad range of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

Specifically, the fund may invest in:

1)	U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

2)	High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor’s, Prime-2 or higher by Moody’s or F-2 or higher by Fitch, as well as high quality corporate bonds rated A or higher at the time of purchase by those rating agencies.

3)	Unrated notes, paper and other instruments that are determined by the fund manager to be of comparable quality to the instruments described above.

4)	Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables).

5)	Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

6)	Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities.

7)	Repurchase agreements relating to the above instruments.

The fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

2

Quality

The fund manager, under guidelines established by the Company’s Board of Trustees, will only purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that do not have a short-term rating must be determined by the fund manager to be of comparable quality.

Maturity

The fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. The fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The fund’s securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Normally, the fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash will not earn income.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

The value of money market investments tends to fall when prevailing interest rates rise, when an issuer’s creditworthiness declines or when the rate of inflation increases, although they’re generally less sensitive to such changes than longer-term securities.

The fund’s ability to concentrate its investments in the banking industry could increase risks. The profitability of banks, and therefore the credit quality of their securities, depends largely on the availability and cost of funds, which can change depending upon economic conditions and governmental policies. Banks are also exposed to losses if borrowers get into financial trouble and can’t repay their loans.

The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the

3

U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund is able to invest in securities issued by private companies, which subjects it to credit risk, which refers to the possibility that the issuer of a security will not be able to make principal or interest payments.

The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

The fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the fund to dispose of them if the issuer defaults.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table on the next page give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

Investor A Shares were launched in January 1993, Investor B Shares were launched in September 1995 and Investor C Shares were launched in October 1996. The performance for Investor B Shares for the period before they were launched is based upon performance for Investor A Shares, and the performance for Investor C Shares for the period before they were launched is based upon performance for Investor A and Investor B Shares. The actual returns of Investor B and C Shares would have been lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of .89% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.49% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

4

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date
Money Market; Inv A
Return Before Taxes	0.68%	0.75%	2.29%	3.62%	10/04/89
Money Market; Inv B
Return Before Taxes	0.31%	0.31%	1.78%	3.07%	10/04/89
Money Market; Inv C
Return Before Taxes	0.31%	0.31%	1.78%	3.05%	10/04/89
*	The chart and the table both assume reinvestment of dividends and distributions.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2007.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.41%	.41%	.41%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.54%	.54%	.54%
Service fees	.25%	.25%	.25%
Other	.29%	.29%	.29%
Total annual fund operating expenses	1.05%	1.70%	1.70%
Fee waivers and expense reimbursements*	.16%	.21%	.21%
Net expenses*	.89%	1.49%	1.49%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .89% (for Investor A Shares) (.76% including voluntary waivers, which waivers may be terminated by BlackRock at any time) and 1.49% (for Investor B and C Shares) of average daily net assets until February 1, 2007. See the “Management” section for a discussion of these waivers and reimbursements.

5

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$91	$301	$548	$1,253
B Shares*	$152	$494	$883	$1,800**/ $1,718***
C Shares*	$152	$494	$883	$1,973
*	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of a fund received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Company as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of a fund that are purchased from the Company and not acquired by exchange.
**	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of an equity portfolio of the Company).
***	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a bond portfolio of the Company).

Financial Highlights

The financial information in the table on the next page shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

6

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Money Market Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.0044	0.0056	0.0139	0.0449	0.0539	0.0015	0.0014	0.0079	0.0389	0.0475

Total from investment operations	0.0044	0.0056	0.0139	0.0449	0.0539	0.0015	0.0014	0.0079	0.0389	0.0475

Less distributions
Distributions from net investment income	(0.0044)	(0.0056)	(0.0139)	(0.0449)	(0.0539)	(0.0015)	(0.0014)	(0.0079)	(0.0389)	(0.0475)

Total distributions	(0.0044)	(0.0056)	(0.0139)	(0.0449)	(0.0539)	(0.0015)	(0.0014)	(0.0079)	(0.0389)	(0.0475)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.44%	0.57%	1.39%	4.59%	5.53%	0.15%	0.14%	0.79%	3.96%	4.85%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$362,495	$451,676	$539,268	$531,518	$405,740	$8,924	$13,490	$21,864	$15,853	$6,371
Ratios of expenses to average net assets
Net expenses	0.82%	0.89%	0.89%	0.89%	0.85%	1.10%	1.34%	1.49%	1.49%	1.49%
Total expenses	1.13%	1.11%	1.08%	1.07%	1.03%	1.79%	1.86%	1.83%[1]	1.82%[1]	1.82%[1]
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	0.43%	0.57%	1.38%	4.43%	5.37%	0.14%	0.15%	0.77%	3.64%	4.84%
Before advisory/administration and other fee waivers	0.12%	0.36%	1.19%	4.25%	5.19%	(0.55)%	(0.37)%	0.42%[1]	3.31%[1]	4.51%[1]

	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.0014	0.0014	0.0078	0.0389	0.0475

Total from investment operations	0.0014	0.0014	0.0078	0.0389	0.0475

Less distributions
Distributions from net investment income	(0.0014)	(0.0014)	(0.0078)	(0.0389)	(0.0475)

Total distributions	(0.0014)	(0.0014)	(0.0078)	(0.0389)	(0.0475)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.15%	0.14%	0.79%	3.96%	4.85%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$884	$2,197	$7,873	$9,429	$4,134
Ratios of expenses to average net assets
Net expenses	1.10%	1.35%	1.49%	1.49%	1.49%
Total expenses	1.79%	1.86%	1.83%[1]	1.82%[1]	1.82%[1]
Ratios of net investment income to average net assets
After advisory/administration fee waivers	0.14%	0.15%	0.79%	3.68%	4.77%
Before advisory/administration fee waivers	(0.56)%	(0.35)%	0.45%[1]	3.35%[1]	4.44%[1]

[1]	Certain prior year amounts were reclassified to conform to current year presentation.

7

BlackRock

U.S. Treasury Money Market Portfolio

IMPORTANT DEFINITIONS

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Net Asset Value (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

Repurchase Agreement: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Investment Goal

The fund seeks as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its net assets in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and related repurchase agreements.

The fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

Quality

The fund manager, under guidelines established by the Company’s Board of Trustees, will purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that do not have a short-term rating must be determined by the fund manager to be of comparable quality.

Maturity

The fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. The fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The fund’s securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Normally, the fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash will not earn income.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

The value of money market investments tends to fall when prevailing interest rates rise or when the rate of inflation increases, although they’re generally less sensitive to such changes than longer-term securities.

8

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.

The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

The fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the fund to dispose of them if the issuer defaults.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table on the next page give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and Investor A and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

Investor A Shares were launched in January 1993 and Investor C Shares were launched in December 1998. The performance for Investor C Shares for the period before they were launched is based upon performance for Investor A Shares. The actual return of Investor B and C Shares would be lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of .88% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.48% of average daily net assets (after waivers and reimbursements) for the current fiscal year. As of February 7, 2000, there were no Investor B Shares outstanding and as of February 6, 2002, there were no Investor C Shares outstanding. For the periods that Investor C Shares were not outstanding, the performance of Investor C Shares is based on the return of Investor A Shares and adjusted to reflect the expenses of Investor C Shares. The performance of Investor B Shares of the fund is not shown because these shares were outstanding for only one month.

9

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date
US Treasury MM; Inv A
Return Before Taxes	0.54%	0.61%	2.07%	3.39%	11/01/89
US Treasury MM; Inv C
Return Before Taxes	0.14%	0.18%	1.56%	3.05%	11/01/89
*	The chart and the table both assume reinvestment of dividends and distributions.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.45%	.45%	.45%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.52%	.52%	.52%
Service fees	.25%	.25%	.25%
Other	.27%	.27%	.27%
Total annual fund operating expenses	1.07%	1.72%	1.72%
Fee waivers and expense reimbursements*	.20%	.25%	.25%
Net expenses*	.88%	1.48%	1.48%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .88% (for Investor A Shares) and 1.48% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

10

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$90	$321	$572	$1,289
B Shares*	$151	$518	$911	$1,839 / $1,757
C Shares*	$151	$518	$911	$2,010
*	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of a fund received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Company as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of a fund that are purchased from the Company and not acquired by exchange.
**	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of an equity portfolio of the Company).
***	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a bond portfolio of the Company).

11

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

U.S. Treasury Money Market Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES	INVESTOR C SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	1/10/00[1] through 2/7/00	1/22/02[5] through 2/6/02		12/8/98[1] through 5/25/99
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Income from investment operations
Net investment income	0.0031	0.0044	0.0119	0.0417	0.0497	0.0037		0.0003		0.0138

Total from investment operations	0.0031	0.0044	0.0119	0.0417	0.0497	0.0037		0.0003		0.0138

Less distributions
Distributions from net investment income	(0.0031)	(0.0044)	(0.0119)	(0.0417)	(0.0497)	(0.0037)		(0.0003)		(0.0138)

Total distributions	(0.0031)	(0.0044)	(0.0119)	(0.0417)	(0.0497)	(0.0037)		(0.0003)		(0.0138)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total return	0.31%	0.44%	1.20%	4.26%	5.09%	0.37%		0.03%		1.39%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$41,283	$49,906	$68,299	$35,178	$31,808	$ – – [4]	$	– – [6]	$	– – [3]
Ratios of expenses to average net assets
Net expenses	0.82%	0.88%	0.88%	0.88%	0.86%	1.48%[2]		1.48%[2]		1.48%[2]
Total expenses	1.19%	1.17%	1.16%	1.15%	1.13%	1.75%[2]		1.76%[2]		1.75%[2]
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	0.31%	0.47%	1.15%	4.17%	4.91%	4.70%[2]		0.72%[2]		3.46%[2]
Before advisory/administration and other fee waivers	(0.06)%	0.17%	0.87%	3.90%	4.64%	4.43%[2]		0.44%[2]		3.19%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.
[3]	There were no Investor C Shares outstanding as of September 30, 1999.
[4]	There were no Investor B Shares outstanding as of September 30, 2000.
[5]	Reissuance of shares.
[6]	There were no Investor C Shares outstanding as of September 30, 2002.

12

BlackRock

Municipal Money Market Portfolio

IMPORTANT DEFINITIONS

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal Security: A short-term obligation issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies or authorities.

Net Asset Value (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

Repurchase Agreement: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tax-Exempt Commercial Paper: Short-term Municipal Securities with maturities of 1 to 270 days.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Investment Goal

The fund seeks as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in Municipal Securities.

Specifically, the fund may invest in:

1)	Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

2)	Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

3)	Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch.

4)	Unrated notes, paper and other instruments that are determined by the fund manager to be of comparable quality to the instruments described above.

The fund seeks to maintain a net asset value of $1.00 per share.

The fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and the Federal Alternative Minimum Tax. The other 20% of its assets can be invested in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax.

The fund intends to invest so that less than 25% of its total assets are Municipal Securities of issuers located in the same state.

The securities purchased by the fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

Quality

The fund manager, under guidelines established by the Company’s Board of Trustees, will only purchase securities that have short-term debt ratings at the time of purchase in the two highest rating

13

categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that do not have a short-term rating must be determined by the fund manager to be of comparable quality.

Maturity

The fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. The fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The fund’s securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Normally, the fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash will not earn income. It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not Municipal Securities (and therefore are subject to regular Federal income tax and the Federal Alternative Minimum Tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and the Federal Alternative Minimum Tax without shareholder approval.

Key Risks

The value of money market investments tends to fall when prevailing interest rates rise, when an issuer’s creditworthiness declines or when the rate of inflation increases, although they’re generally less sensitive to such changes than longer-term securities.

Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are

14

normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

The fund may invest up to 20% of its assets in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. These investments would make the fund more dependent upon the political and economic circumstances of that state than a mutual fund that invests more broadly.

The fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

The fund will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do its own analysis.

The fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the fund to dispose of them if the issuer defaults.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table on the next page give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and Investor A and C Shares (in the table). The information shows

15

you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

Investor A Shares were launched in November 1992 and Investor C Shares were launched in September 1997. The performance for Investor C Shares for the period before they were launched is based upon performance for Investor A Shares. The actual return of Investor B and C Shares would be lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of ..89% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B and C Shares of the fund each are expected to have expenses of 1.49% of average daily net assets (after waivers and reimbursements) for the current fiscal year. As of December 18, 1998, there were no Investor C Shares outstanding. For the periods that Investor C Shares were not outstanding, the performance of Investor C Shares is based on the return of Investor A shares and adjusted to reflect the expenses of Investor C shares. The performance of Investor B Shares of the fund is not shown because these shares have never been issued.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date
Municipal MM; Inv A
Return Before Taxes	0.55%	0.58%	1.44%	2.13%	11/01/89
Municipal MM; Inv C
Return Before Taxes	0.07%	0.10%	0.90%	1.73%	11/01/89
*	The chart and the table both assume reinvestment of dividends and distributions.

16

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.45%	.45%	.45%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.52%	.52%	.52%
Service fees	.25%	.25%	.25%
Other	.27%	.27%	.27%
Total annual fund operating expenses	1.07%	1.72%	1.72%
Fee waivers and expense reimbursements*	.18%	.23%	.23%
Net expenses*	.89%	1.49%	1.49%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .89% (for Investor A Shares) and 1.49% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$91	$322	$573	$1,289
B Shares*	$152	$519	$912	$1,839/$1,	758
C Shares*	$152	$519	$912	$2,011
*	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of a fund received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Company as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of a fund that is purchased from the Company and not acquired by exchange.
**	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of an equity portfolio of the Company).
***	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a bond portfolio of the Company).

17

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A or C Share Outstanding Throughout Each Period)

Municipal Money Market Portfolio

	INVESTOR A SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.0042	0.0048	0.0095	0.0268	0.0309

Total from investment operations	0.0042	0.0048	0.0095	0.0268	0.0309

Less distributions
Distributions from net investment income	(0.0042)	(0.0048)	(0.0095)	(0.0268)	(0.0309)

Total distributions	(0.0042)	(0.0048)	(0.0095)	(0.0268)	(0.0309)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.43%	0.49%	0.95%	2.71%	3.13%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$7,322	$9,019	$6,587	$9,013	$7,396
Ratios of expenses to average net assets
Net expenses	0.72%	0.85%	0.89%	0.89%	0.89%
Total expenses	1.19%	1.18%	1.17%	1.16%	1.17%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	0.42%	0.47%	0.96%	2.65%	3.09%
Before advisory/administration and other fee waivers	(0.05)%	0.15%	0.68%	2.37%	2.81%

18

BlackRock

New Jersey Municipal Money Market Portfolio

IMPORTANT DEFINITIONS

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal Security: A short-term obligation issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities.

Net Asset Value (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

Repurchase Agreement: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tax-Exempt Commercial Paper: Short-term Municipal Securities with maturities of 1 to 270 days.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Investment Goal

The fund seeks as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in Municipal Securities of issuers located in New Jersey.

Specifically, the fund may invest in:

1)	Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

2)	Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

3)	Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch.

4)	Unrated notes, paper and other instruments that are determined by the fund manager to be of comparable quality to the instruments described above.

The fund seeks to maintain a net asset value of $1.00 per share.

The fund normally invests at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and New Jersey state income tax. The other 20% of its assets can be invested in securities of non-municipal issuers the income from which the fund manager believes is exempt from regular Federal income tax and/or New Jersey state income tax and securities which are subject to regular Federal income tax and New Jersey state income tax. Interest income from the fund’s investments may be subject to the Federal Alternative Minimum Tax.

In addition, the fund normally invests at least 80% of its assets in New Jersey Municipal Securities and other obligations which are statutorily free from state and local taxation under the laws of New Jersey or the United States in order to qualify as a “qualified investment fund” under New Jersey law. The fund may invest in Municipal Securities of issuers located outside of New Jersey the

19

interest from which is exempt from regular Federal income tax and New Jersey state income tax.

The securities purchased by the fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

Quality

The fund manager, under guidelines established by the Company’s Board of Trustees, will only purchase securities that have short- term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that do not have a short-term rating must be determined by the fund manager to be of comparable quality.

Maturity

The fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. The fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The fund’s securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Normally, the fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash will not earn income. It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not Municipal Securities (and therefore are subject to regular Federal income tax and New Jersey state income tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and New Jersey state income tax without shareholder approval.

Key Risks

The value of money market investments tends to fall when prevailing interest rates rise, when an issuer’s creditworthiness declines or when the rate of inflation increases, although they’re generally less sensitive to such changes than longer-term securities.

20

The fund concentrates its investments in securities of issuers located in New Jersey and is non-diversified under the Investment Company Act. This raises special concerns because performance is more dependent upon the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would in a diversified portfolio. In particular, changes in the economic conditions and governmental policies of New Jersey and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could hurt the value of the fund’s shares.

Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

The fund may invest without limit in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

21

The fund will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do its own analysis.

The fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the fund to dispose of them if the issuer defaults.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table on the next page give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and Investor A and B Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before Investor A Shares were launched is based upon performance for Service Shares of the fund, which were first issued in July 1991. Investor A Shares were launched in January 1996 and Investor B Shares were launched in March 1997. The performance of Investor B Shares for the period before they were launched is based upon performance for Service and Investor A Shares. The actual return of Investor A Shares would have been lower than shown for the period before they were launched because Investor A Shares have higher expenses than Service Shares. Also, the actual return of Investor B and C Shares would be lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of .96% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B and C Shares of the fund are each expected to have expenses of 1.46% of average daily net assets (after waivers and reimbursements) for the current fiscal year. Service Shares of the fund are expected to have expenses of .69% of average daily net assets (after waivers and reimbursements) for the current fiscal year. As of February 8, 2000, there were no Investor B Shares outstanding. For the periods that Investor B Shares were not outstanding, the performance of Investor B Shares is based on the return of Investor A Shares and adjusted to reflect the expenses of Investor B Shares. The performance of Investor C Shares of the fund is not shown because these shares have never been issued.

22

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who owns shares of the company.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date
NJ Municipal MM; Inv A
Return Before Taxes	0.56%	0.56%	1.37%	2.05%	07/01/91
NJ Municipal MM; Inv B
Return Before taxes	0.07%	0.07%	0.85%	1.64%	07/01/91
*	The chart and the table both assume reinvestment of dividends and distributions.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.45%	.45%	.45%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.55%	.55%	.55%
Service fees	.25%	.25%	.25%
Other	.30%	.30%	.30%
Total annual fund operating expenses	1.10%	1.75%	1.75%
Fee waivers and expense reimbursements*	.14%	.29%	.29%
Net expenses*	.96%	1.46%	1.46%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .96% (for Investor A Shares) and 1.46% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

23

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$98	$336	$593	$1,328
B Shares*	$149	$523	$922	$1,866/$1,786
C Shares*	$149	$523	$922	$2,038
*	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of a fund received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Company as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of a fund that are purchased from the Company and not acquired by exchange.
**	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of an equity portfolio of the Company).
***	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a bond portfolio of the Company).

24

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A or B Share Outstanding Throughout Each Period)

New Jersey Municipal Money Market Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	For the Period 10/1/99 through 2/8/00
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.0044	0.0045	0.0087	0.0258	0.0292	0.0077

Total from investment operations	0.0044	0.0045	0.0087	0.0258	0.0292	0.0077

Less distributions
Distributions from net investment income	(0.0044)	(0.0045)	(0.0087)	(0.0258)	(0.0292)	(0.0077)

Total distributions	(0.0044)	(0.0045)	(0.0087)	(0.0258)	(0.0292)	(0.0077)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.44%	0.45%	0.87%	2.61%	2.96%	0.77%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$12,821	$17,783	$14,244	$16,417	$6,421	– – [1]
Ratios of expenses to average net assets
Net expenses	0.69%	0.82%	0.86%	0.86%	0.93%	1.46%[2]
Total expenses	1.21%	1.19%	1.18%	1.17%	1.24%	1.77%[2]
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	0.43%	0.44%	0.87%	2.40%	2.86%	2.33%[2]
Before advisory/administration and other fee waivers	(0.09)%	0.07%	0.54%	2.09%	2.55%	2.02%[2]

[1]	There were no Investor B Shares outstanding as of September 30, 2000.
[2]	Annualized.

25

BlackRock

North Carolina Municipal Money Market Portfolio

IMPORTANT DEFINITIONS

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal Security: A short-term obligation issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities.

Net Asset Value (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

Repurchase Agreement: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tax-Exempt Commercial Paper: Short-term Municipal Securities with maturities of 1 to 270 days.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Investment Goal

The fund seeks as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in Municipal Securities of issuers located in North Carolina.

Specifically, the fund may invest in:

1)	Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

2)	Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

3)	Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch.

4)	Unrated notes, paper and other instruments that are determined by the fund manager to be of comparable quality to the instruments described above.

The fund seeks to maintain a net asset value of $1.00 per share.

The fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and North Carolina state income tax. The other 20% of its assets can be invested in securities of non-municipal issuers the income from which the fund manager believes is exempt from regular Federal income tax and/or North Carolina state income tax and securities which are subject to regular Federal income tax and North Carolina state income tax. Interest income from the fund’s investments may be subject to the Federal Alternative Minimum Tax. The fund may invest in Municipal Securities of issuers located outside of North Carolina, the interest from which is exempt from regular Federal income tax and North Carolina state income tax.

The securities purchased by the fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

26

IMPORTANT DEFINITIONS

Quality

The fund manager, under guidelines established by the Company’s Board of Trustees, will only purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that do not have a short-term rating must be determined by the fund manager to be of comparable quality.

Maturity

The fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. The fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The fund’s securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Normally, the fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash will not earn income. It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not Municipal Securities (and therefore are subject to regular Federal income tax and North Carolina state income tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and North Carolina state income tax without shareholder approval.

Key Risks

The value of money market investments tends to fall when prevailing interest rates rise, when an issuer’s creditworthiness declines or when the rate of inflation increases, although they’re generally less sensitive to such changes than longer-term securities.

The fund concentrates its investments in securities of issuers located in North Carolina and is non-diversified under the Investment Company Act. This raises special concerns because performance is more dependent upon the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would in a diversified

27

portfolio. In particular, changes in the economic conditions and governmental policies of North Carolina and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could hurt the value of the fund’s shares.

Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

The fund may invest without limit in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

The fund will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do its own analysis.

The fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the fund to dispose of them if the issuer defaults.

28

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table on the next page give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and Investor A and B Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before Investor A Shares were launched is based upon performance for Institutional Shares of the fund, which were first issued in May 1993, and Service Shares of the fund, which were first issued in April 1994. Investor A Shares were launched in February 1995 and Investor B Shares were launched in January 2000. The actual return of Investor A Shares would have been lower than shown for the period before they were launched because Investor A Shares have higher expenses than these older classes. Also, the actual return of Investor B and C Shares would be lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of .87% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B and C Shares of the fund are each expected to have expenses of 1.37% of average daily net assets (after waivers and reimbursements) for the current fiscal year. Institutional Shares and Service Shares of the fund are expected to have expenses of .30% and .60% of average daily net assets (after waivers and reimbursements), respectively, for the current fiscal year. As of December 14, 2001, there were no Investor B Shares outstanding. For the periods that Investor B Shares were not outstanding, the performance of Investor B Shares is based on the return of Investor A Shares and adjusted to reflect the expenses of Investor B Shares. The performance of Investor C Shares of the fund is not shown because these shares have never been issued.

29

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date
NC Municipal MM; Inv A
Return Before Taxes	0.67%	0.64%	1.47%	2.16%	05/03/93
NC Municipal MM; Inv B
Return Before Taxes	0.13%	0.10%	0.87%	1.85%	05/03/93
*	The chart and the table both assume reinvestment of dividends and distributions.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.45%	.45%	.45%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.55%	.55%	.55%
Service fees	.25%	.25%	.25%
Other	.30%	.30%	.30%
Total annual fund operating expenses	1.10%	1.75%	1.75%
Fee waivers and expense reimbursements*	.23%	.38%	.38%
Net expenses*	.87%	1.37%	1.37%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .87% (for Investor A Shares) and 1.37% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of the waivers and reimbursements.

30

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$89	$327	$584	$1,320
B Shares*	$139	$514	$913	$1,859/$1,778
C Shares*	$139	$516	$918	$2,031
*	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of a fund received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Company as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of a fund that are purchased from the Company and not acquired by exchange.
**	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of an equity portfolio of the Company.
***	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a bond portfolio of the Company).

31

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A or B Share Outstanding Throughout Each Period)

North Carolina Municipal Money Market Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	For the Period 10/1/01 through 12/14/01		Year Ended 9/30/01	For the Period 1/12/00[1] through 9/30/00
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.0054	0.0053	0.0082	0.0266	0.0315		0.0012	0.0203	0.0185

Total from investment operations	0.0054	0.0053	0.0082	0.0266	0.0315		0.0012	0.0203	0.0185

Less distributions
Distributions from net investment income	(0.0054)	(0.0053)	(0.0082)	(0.0266)	(0.0315)		(0.0012)	(0.0203)	(0.0185)

Total distributions	(0.0054)	(0.0053)	(0.0082)	(0.0266)	(0.0315)		(0.0012)	(0.0203)	(0.0185)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Total return	0.55%	0.53%	0.88%	2.70%	3.20%		0.12%	2.05%	1.86%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$319	$338	$375	$415	$358	$	– – [3]	$6	$6
Ratios of expenses to average net assets
Net expenses	0.60%	0.74%	0.77%	0.77%	0.77%		1.37%[2]	1.37%	1.37%[2]
Total expenses	1.23%	1.21%	1.19%	1.17%	1.19%		1.79%[2]	1.77%	1.79%[2]
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	0.54%	0.53%	0.88%	2.52%	3.15%		0.60%[2]	2.02%	2.61%[2]
Before advisory/administration and other fee waivers	(0.09)%	0.06%	0.46%	2.12%	2.73%		0.18%[2]	1.62%	2.19%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.
[3]	There were no Investor B Shares outstanding as of September 30, 2002.

32

BlackRock

Ohio Municipal Money Market Portfolio

IMPORTANT DEFINITIONS

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal Security: A short-term obligation issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities.

Net Asset Value (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

Repurchase Agreement: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tax-Exempt Commercial Paper: Short-term Municipal Securities with maturities of 1 to 270 days.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Investment Goal

The fund seeks as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in Municipal Securities of issuers located in Ohio.

Specifically, the fund may invest in:

1)	Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

2)	Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

3)	Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch.

4)	Unrated notes, paper and other instruments that are determined by the fund manager to be of comparable quality to the instruments described above.

The fund seeks to maintain a net asset value of $1.00 per share.

The fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Ohio state income tax. The other 20% of its assets can be invested in securities of non-municipal issuers the income from which the fund manager believes is exempt from regular Federal income tax and/or Ohio state income tax and securities which are subject to regular Federal income tax and Ohio state income tax. Interest income from the fund’s investments may be subject to the Federal Alternative Minimum Tax. The fund may invest in Municipal Securities of issuers located outside of Ohio, the interest from which is exempt from regular Federal income tax and Ohio state income tax.

The securities purchased by the fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

33

Quality

The fund manager, under guidelines established by the Company’s Board of Trustees, will only purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that do not have a short-term rating must be determined by the fund manager to be of comparable quality.

Maturity

The fund is managed so that the dollar weighted average maturity of all its investments will be 90 days or less. The fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The fund’s securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Normally, the fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash will not earn income. It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not Municipal Securities (and therefore are subject to regular Federal income tax and Ohio state income tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Ohio state income tax without shareholder approval.

Key Risks

The value of money market investments tends to fall when prevailing interest rates rise, when an issuer’s creditworthiness declines or when the rate of inflation increases, although they’re generally less sensitive to such changes than longer-term securities.

The fund concentrates its investments in securities of issuers located in Ohio and is non-diversified under the Investment Company Act. This raises special concerns because performance is more dependent upon the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would in a diversified portfolio. In particular,

34

changes in the economic conditions and governmental policies of Ohio and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could hurt the value of the fund’s shares.

Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

The fund may invest without limit in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

The fund will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do its own analysis.

The fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the fund to dispose of them if the issuer defaults.

35

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares. The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance of Investor B and Investor C Shares of the fund is not shown because these shares have never been issued. The returns of these shares would be lower than shown for Investor A Shares because Investor B and Investor C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of .96% of average daily net assets (after waivers and reimbursements) for the current fiscal year. Investor B and Investor C Shares each are expected to have expenses of 1.46% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date
OH Municipal MM; Inv A
Return Before Taxes	0.63%	0.67%	1.54%	2.21%	06/01/93
*	The chart and the table both assume reinvestment of dividends and distributions.

36

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.45%	.45%	.45%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.55%	.55%	.55%
Service fees	.25%	.25%	.25%
Other	.30%	.30%	.30%
Total annual fund operating expenses	1.10%	1.75%	1.75%
Fee waivers and expense reimbursements*	.14%	.29%	.29%
Net expenses*	.96%	1.46%	1.46%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .96% (for Investor A Shares) and 1.46% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. see the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$98	$336	$593	$1,328
B Shares*	$149	$523	$922	$1,866/$1,786
C Shares*	$149	$523	$922	$2,038
*	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of a fund received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Company as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of a fund that are purchased from the Company and not acquired by exchange.
**	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of an equity portfolio of the Company).
***	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a bond portfolio of the Company).

37

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A Share Outstanding Throughout Each Period)

Ohio Municipal Money Market Portfolio

	INVESTOR A SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.0046	0.0058	0.0107	0.0284	0.0313

Total from investment operations	0.0046	0.0058	0.0107	0.0284	0.0313

Less distributions
Distributions from net investment income	(0.0046)	(0.0058)	(0.0107)	(0.0284)	(0.0313)

Total distributions	(0.0046)	(0.0058)	(0.0107)	(0.0284)	(0.0313)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.46%	0.58%	1.07%	2.88%	3.18
Ratios/Supplemental data
Net assets at end of period (in thousands)	$32,171	$26,154	$30,851	$44,050	$41,010
Ratios of expenses to average net assets
Net expenses	0.80%	0.86%	0.86%	0.86%	0.87
Total expenses	1.20%	1.19%	1.18%	1.18%	1.19
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	0.46%	0.59%	1.09%	2.84%	3.13
Before advisory/administration and other fee waivers	0.06%	0.25%	0.77%	2.51%	2.81

38

BlackRock

Pennsylvania Municipal Money Market Portfolio

IMPORTANT DEFINITIONS

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal Security: A short term obligation issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities.

Net Asset Value (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

Repurchase Agreement: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tax-Exempt Commercial Paper: Short-term Municipal Securities with maturities of 1 to 270 days.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Investment Goal

The fund seeks as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania state income tax, as is consistent with maintaining liquidity and stability of principal.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in Municipal Securities of issuers located in Pennsylvania.

Specifically, the fund may invest in:

1)	Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

2)	Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

3)	Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch.

4)	Unrated notes, paper and other instruments that are determined by the fund manager to be of comparable quality to the instruments described above.

The fund seeks to maintain a net asset value of $1.00 per share.

The fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Pennsylvania state income tax. The other 20% of its assets can be invested in securities of non-municipal issuers the income from which the fund manager believes is exempt from regular Federal income tax and/or Pennsylvania state income tax and securities which are subject to regular Federal income tax and Pennsylvania state income tax. Interest income from the fund’s investments may be subject to the Federal Alternative Minimum Tax. The fund may invest in Municipal Securities of issuers located outside of Pennsylvania the interest from which is exempt from regular Federal income tax and Pennsylvania state income tax.

The securities purchased by the fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the

39

Investment Company Act and other rules of the Securities and Exchange Commission.

Quality

The fund manager, under guidelines established by the Company’s Board of Trustees, will only purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that do not have a short-term rating must be determined by the fund manager to be of comparable quality.

Maturity

The fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. The fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The fund’s securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Normally, the fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash will not earn income. It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not Municipal Securities (and therefore are subject to regular Federal income tax and Pennsylvania state income tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Pennsylvania state income tax without shareholder approval.

Key Risks

The value of money market investments tends to fall when prevailing interest rates rise, when an issuer’s creditworthiness declines or when the rate of inflation increases, although they’re generally less sensitive to such changes than longer-term securities.

The fund concentrates its investments in securities of issuers located in Pennsylvania and is non-diversified under the Investment Company Act. This raises special concerns because performance is more dependent upon the performance of a

40

smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would in a diversified portfolio. In particular, changes in the economic conditions and governmental policies of Pennsylvania and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could hurt the value of the fund’s shares.

Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

The fund may invest without limit in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

The fund will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do its own analysis.

41

The fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the fund to dispose of them if the issuer defaults.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table on the next page give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and Investor A and B Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

Investor A Shares were launched in December 1993 and Investor B Shares were launched in December 2001. The actual return of Investor B and C Shares would be lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of .99% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B and C Shares of the fund are each expected to have expenses of 1.49% of average daily net assets (after waivers and reimbursements) for the current fiscal year. As of April 9, 2002, there were no Investor B Shares outstanding. For the periods that Investor B Shares were not outstanding, the performance of Investor B Shares is based on the return of Investor A Shares and adjusted to reflect the expenses of Investor B Shares. The performance of Investor C Shares of the fund is not shown because these shares have never been issued.

42

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date
PA Municipal MM; Inv A
Return Before Taxes	0.64%	0.59%	1.39%	2.09%	06/01/93
PA Municipal MM; Inv B
Return Before Taxes	0.15%	0.09%	1.09%	1.94%	06/01/93
*	The chart and the table both assume reinvestment of dividends and distributions.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.45%	.45%	.45%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.53%	.53%	.53%
Service fees	.25%	.25%	.25%
Other	.28%	.28%	.28%
Total annual fund operating expenses	1.08%	1.73%	1.73%
Fee waivers and expense reimbursements*	.09%	.24%	.24%
Net expenses*	.99%	1.49%	1.49%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .99% (for Investor A Shares) and 1.49% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

43

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$101	$335	$587	$1,309
B Shares*	$152	$522	$916	$1,849/$1,768
C Shares*	$152	$522	$916	$2,021
*	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of a fund received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Company as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of a fund that are purchased from the Company and not acquired by exchange.
**	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of an equity portfolio of the Company).
***	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a bond portfolio of the Company).

44

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A or B Share Outstanding Throughout Each Period)

Pennsylvania Municipal Money Market Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/04	Year Ended 9/30/03	Year Ended 9/30/02	Year Ended 9/30/01	Year Ended 9/30/00	For the Period 12/12/01[3] through 4/9/02
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.0045	0.0049	0.0084	0.0252	0.0304	0.0003

Total from investment operations	0.0045	0.0049	0.0084	0.0252	0.0304	0.0003

Less distributions
Distributions from net investment income	(0.0045)	(0.0049)	(0.0084)	(0.0252)	(0.0304)	(0.0003)

Total distributions	(0.0045)	(0.0049)	(0.0084)	(0.0252)	(0.0304)	(0.0003)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.45%	0.49%	0.84%	2.54%	3.08%	0.05%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$29,647	$33,726	$68,204	$75,332	$62,421	$ – – [1]
Ratios of expenses to average net assets
Net expenses	0.70%	0.87%	0.88%	0.89%	0.92%	1.49%[2]
Total expenses	1.17%	1.18%	1.16%	1.16%	1.18%	1.76%[2]
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	0.44%	0.51%	0.83%	2.46%	3.00%	0.14%[2]
Before advisory/administration and other fee waivers	(0.03)%	0.19%	0.55%	2.19%	2.74%	(0.13)%[2]

[1]	There were no Investor B shares outstanding as of September 30, 2002.
[2]	Annualized.
[3]	Commencement of operations of share class.

45

BlackRock

Virginia Municipal Money Market Portfolio

IMPORTANT DEFINITIONS

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal Security: A short-term obligation issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities.

Net Asset Value (NAV): The value of everything the fund owns, minus every thing it owes, divided by the number of shares held by investors.

Repurchase Agreement: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tax-Exempt Commercial Paper: Short-term Municipal Securities with maturities of 1 to 270 days.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Investment Goal

The fund seeks as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in Municipal Securities of issuers located in Virginia.

Specifically, the fund may invest in:

1)	Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

2)	Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

3)	Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch.

4)	Unrated notes, paper and other instruments that are determined by the fund manager to be of comparable quality to the instruments described above.

The fund seeks to maintain a net asset value of $1.00 per share.

The fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Virginia state income tax. The other 20% of its assets can be invested in securities of non-municipal issuers the income from which the fund manager believes is exempt from regular Federal income tax and/or Virginia state income tax and securities which are subject to regular Federal income tax and Virginia state income tax. Interest income from the fund’s investments may be subject to the Federal Alternative Minimum Tax. The fund may invest in Municipal Securities of issuers located outside of Virginia the interest from which is exempt from regular Federal income tax and Virginia state income tax.

The securities purchased by the fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

46

Quality

The fund manager, under guidelines established by the Company’s Board of Trustees, will only purchase securities that have short- term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that do not have a short-term rating must be determined by the fund manager to be of comparable quality.

Maturity

The fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. The fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The fund’s securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Normally, the fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash will not earn income. It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not Municipal Securities (and therefore are subject to regular Federal income tax and Virginia state income tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Virginia state income tax without shareholder approval.

Key Risks

The value of money market instruments tends to fall when prevailing interest rates rise, when an issuer’s creditworthiness declines or when the rate of inflation increases, although they’re generally less sensitive to such changes than longer-term securities.

The fund concentrates its investments in securities of issuers located in Virginia and is non-diversified under the Investment Company Act. This raises special concerns because performance is more dependent upon the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would in a diversified portfolio. In particular, changes in the economic conditions and governmental policies of

47

Virginia and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could hurt the value of the fund’s shares.

Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

The fund may invest without limit in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

The fund will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do its own analysis.

The fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the fund to dispose of them if the issuer defaults.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. When you invest in this fund you are not making a bank

48

deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares. The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before Investor A Shares were launched is based upon performance for Institutional Shares of the fund, which were first issued in July 1994, and Service Shares of the fund, which were first issued in October 1994. Investor A Shares were launched in May 1997. The actual return of Investor A Shares would have been lower than shown for the period before they were launched because Investor A Shares have higher expenses than these older classes. Investor A Shares of the fund are expected to have expenses of .87% of average daily net assets (after waivers and reimbursements) for the current fiscal year. Institutional Shares and Service Shares of the fund are expected to have expenses of .30% and .60% of average daily net assets (after waivers and reimbursements), respectively, for the current fiscal year. As of March 12, 2002, there were no Investor A Shares outstanding. For the periods that Investor A Shares were not outstanding, the performance of Investor A Shares is based on the return of Service Shares and adjusted to reflect the expenses of Investor A Shares. The performance of Investor B and C Shares of the fund is not shown because these shares have never been issued. The returns of these shares would be lower than shown for Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

*	The chart and the table both assume reinvestment of dividends and distributions.

49

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide personal services for shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	3 Years	5 Years	10 Years	Inception Date
VA Municipal MM; Inv A	0.48%	0.56%	1.45%	2.21%	7/25/94

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.45%	.45%	.45%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses	.73%	.73%	.73%
Service fees	.25%	.25%	.25%
Other	.48%	.48%	.48%
Total annual fund operating expenses	1.28%	1.93%	1.93%
Fee waivers and expense reimbursements*	.41%	.56%	.56%
Net expenses*	.87%	1.37%	1.37%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .87% (for Investor A Shares) and 1.37% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$89	$365	$663	$1,509
B Shares*	$139	$552	$990	$2,039/$1,960
C Shares*	$139	$552	$990	$2,208
*	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of a fund received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Company as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of a fund that are purchased from the Company and not acquired by exchange.
**	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of an equity portfolio of the Company).
***	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a bond portfolio of the Company).

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Financial Highlights

The financial information in the table below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal year ended 9/30/04) and PricewaterhouseCoopers LLP (for the other fiscal years shown). The independent registered public accountant’s report, along with the fund’s financial statements, are included in the Company’s annual report, which is available upon request (see back cover for ordering instructions). Deloitte & Touche LLP has been appointed as the Company’s independent registered public accountant for the current fiscal year.

FINANCIAL HIGHLIGHTS

(For an Investor A Share Outstanding Throughout Each Period)

Virginia Municipal Money Market Portfolio

	INVESTOR A SHARES
	For the Period 10/1/01 through 3/12/02		Year Ended 9/30/01	Year Ended 9/30/00[2]
Net asset value at beginning of period		$1.00	$1.00	$1.00

Income from investment operations
Net investment income		0.0051	0.0276	0.0288

Total from investment operations		0.0051	0.0276	0.0288

Less distributions
Distributions from net investment income		(0.0051)	(0.0276)	(0.0288)

Total distributions		(0.0051)	(0.0276)	(0.0288)

Net asset value at end of period		$1.00	$1.00	$1.00

Total return		0.51%	2.80%	2.92%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$	– – [3]	$3,008	$3,020
Ratios of expenses to average net assets
Net expenses		0.77%[1]	0.77%	0.87%
Total expenses		1.20%[1]	1.20%	1.31%
Ratios of net investment income to average net assets
After advisory/administration fee waivers		1.21%[1]	2.72%	3.11%
Before advisory/administration fee waivers		0.77%[1]	2.28%	2.67%

[1]	Annualized.
[2]	This class has closed and reopened during the fiscal year. The financial highlights are reflective of the cumulative periods that the class was opened.
[3]	There were no Investor A Shares outstanding as of September 30, 2002.

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About Your Investment

Buying Shares from Registered Investment Professional

BlackRock Funds believes that investors can benefit from the advice and ongoing assistance of a registered investment professional. Your registered representative can help you to buy shares by telephone. Before you place your order make sure that you have read the Prospectus and have a discussion with your registered representative about the details of your investment. A person who gets compensated for selling shares may receive a different amount for each class.

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund’s net asset value.

What Price Per Share Will You Pay?

A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the net asset value (NAV) per share is $1.00. When you buy Investor Shares you pay the NAV/share. Although each fund described in this Prospectus seeks to maintain an NAV of $1.00 per share, there is no guarantee it will be able to do so.

The funds’ investments are valued based on the amortized cost method described in the SAI.

PFPC Inc. (PFPC), the Company’s transfer agent, will probably receive your order from your registered representative. However, you can also fill out a purchase application and mail it to the transfer agent with your check. Please call (800) 441-7762 for a purchase application. Purchase orders received by the transfer agent before 12:30 p.m. (Eastern time) on each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open (a business day) will be priced based on the next NAV calculated on that day, and shareholders will receive dividends for that day. Purchase orders received after 12:30 p.m. but before 4 p.m. on each day the NYSE and the Federal Reserve Bank of Philadelphia are open will be priced based on the next NAV calculated on that day, but shareholders will not receive dividends for that day.

NAV is calculated separately for each class of shares of each fund at 4 p.m. (Eastern time) each day the NYSE and the Federal Reserve Bank of Philadelphia are open. Shares will not be priced

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on days the NYSE or the Federal Reserve Bank of Philadelphia are closed. Each fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the NYSE is closed due to an emergency.

Investor B and C shares are only offered pursuant to the Company’s exchange privilege and cannot be purchased by you directly.

When Must You Pay?

Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your registered representative or other financial intermediary, but in no event later than 4 p.m. (Eastern time) on the business day following PFPC’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your registered representative or other financial intermediary will be responsible for any loss to a fund. For shares purchased directly from the transfer agent, a check payable to BlackRock Funds and bearing the name of the fund you are buying must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds. The Company does not accept third party checks. You may also wire Federal funds to the transfer agent to purchase shares, but you must call BlackRock Funds c/o PFPC Inc. at (800) 441-7762 before doing so to confirm the wiring instructions.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Company, to obtain, verify and record information that identifies each person who opens an account. When opening an account, you will be asked for your name, address, date of birth and other information that will allow the Company to identify you. The Company may also ask to see other identifying documents such as a driver’s license (for individuals) or Articles of Incorporation or other formation documents (for institutions). The Company may use a third party to obtain and verify this information. The Company may not be able to establish an account if you do not provide the necessary information.

How Much is the Minimum Investment?

The minimum investment for the initial purchase of Investor Shares is $500. There is a $50 minimum for all later investments. The Company permits a lower initial investment if

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you are an employee of the Company or one of its service providers or if you participate in the Automatic Investment Plan in which you make regular, periodic investments through a savings or checking account. Your investment professional can advise you on how to begin an Automatic Investment Plan. The Company may reject any purchase order, modify or waive the minimum investment requirements and suspend and resume the sale of any share class of the Company at any time.

Distribution and Service Plan

The Company has adopted a plan (the Plan) that allows the Company to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders.

Under the Plan, Investor Shares pay a fee (distribution fees) to BlackRock Distributors, Inc. (the Distributor) and/or affiliates of PNC Bank (including BlackRock) for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and PNC Bank affiliates (including BlackRock) for sales support services provided in connection with the sale of Investor Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock PNC Bank and its affiliates) (Service Organizations) for sales support services and related expenses. All Investor A Shares pay a maximum distribution fee of .10% per year of the average daily net asset value of each fund attributable to Investor A Shares. All Investor B and C Shares pay a maximum of .75% per year.

Under the Plan, the Company also pays shareholder servicing fees to Service Organizations whereby the Service Organizations provide support services to their customers who own Investor Shares in return for these fees. The Company may pay a shareholder servicing fee of up to .25% per year of the average daily net asset value of Investor Shares of a fund. All Investor Shares pay this shareholder servicing fee.

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In return for the shareholder servicing fee, Service Organizations (including BlackRock) may provide one or more of the following services to their customers who own Investor Shares:

(1)	Responding to customer questions on the services performed by the Service Organization and investments in Investor Shares;
(2)	Assisting customers in choosing and changing dividend options, account designations and addresses; and
(3)	Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are fees payable for the administration and servicing of shareholder accounts and not costs which are primarily intended to result in the sale of a fund’s shares.

Because the fees paid by the Company under the Plan are paid out of Company assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the funds). BlackRock, the Distributor and their affiliates may pay affiliated and unaffiliated Service Organizations compensation for the sale and distribution of shares of the funds or for other services to the funds and shareholders. These payments (Additional Payments) would be in addition to the fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the SAI.

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Selling Shares

You can redeem shares at any time (although certain verification may be required for redemptions in excess of $25,000 or in certain other cases). The Company will redeem your shares at the next net asset value (NAV) calculated after your order is received by the fund’s transfer agent minus any applicable contingent deferred sales charge (CDSC) and/or redemption/exchange fee applicable to the Company’s equity or bond funds. Each of the CDSC and redemption/exchange fee is assessed without regard to the other. See “Market Timing and Redemption/Exchange Fees” below. Shares may be redeemed by sending a properly signed written redemption request to BlackRock Funds c/o PFPC Inc., P.O. Box 9819, Providence, RI 02940-8019. Shares may also be redeemed by telephone request by calling (800) 441-7762. Payment for shares redeemed by telephone request may be made by check in amounts up to $100,000, through the Automated Clearing House Network in amounts up to $250,000 or by wire transfer in amounts up to $250,000. Shares may also be redeemed by use of the Company’s automated voice response unit service (VRU). Payment for shares redeemed by VRU or internet may be made for non-IRA accounts by check in amounts up to $25,000, through the Automated Clearing House Network in amounts up to $25,000 or by wire transfer in amounts up to $25,000. You will be charged a fee of $7.50 for each redemption payment made by wire transfer and $15 for redemptions by check or sent via overnight mail.

You can also make redemption requests through your registered investment professional, who may charge for this service. Shareholders should indicate whether they are redeeming Investor A, Investor B or Investor C Shares. If a shareholder owns more than one class of a fund and does not indicate which class he or she is redeeming, the fund will redeem shares so as to minimize the CDSC charged.

Unless another option is requested, payment for redeemed shares is normally made by check mailed within seven days after PFPC receives the redemption request. If the shares to be redeemed have been recently purchased by check, PFPC may delay the payment of redemption proceeds for up to 10 days after the purchase date until the check has cleared.

Upon request, the Company will provide the holders of Investor A Shares with checkwriting privileges. An investor who wants to use this checkwriting redemption procedure must complete the

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checkwriting application and signature card when completing the account application. Investors interested in obtaining the checkwriting option on existing accounts may contact PFPC at (800) 441-7762. You will be charged a $15 fee for each check that is returned for insufficient funds. The checkwriting option is not available in connection with the redemption of Investor B or Investor C Shares.

Market Timing and Redemption/Exchange Fees

The Board of Trustees of the Company has determined that the interests of long-term shareholders and the Company’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations—also known as “market timing.” The funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege for Investor Shares is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a fund and its shareholders. For example, large flows of cash into and out of a fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the fund’s investment goal. Frequent trading may cause a fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a fund’s performance.

A fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the fund’s portfolio securities and the determination of the fund’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Company will seek to eliminate these opportunities by using fair value pricing.

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The Company discourages market timing and seeks to prevent frequent purchases and sales or exchanges of fund shares that it determines may be detrimental to a fund or long-term shareholders. The Board of Trustees has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of fund shares because legitimate strategies, such as asset allocation, dollar cost averaging or similar activities, may result in frequent trading of fund shares. It is not expected that shareholders would be harmed by such legitimate activities.

If the Company believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Company rejects your purchase or exchange order, you will not be able to execute that transaction, and the Company will not be responsible for any losses you therefore may suffer. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption/exchange fees, as described below. For transactions placed directly with the Company, the Company may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Company. Certain accounts, however, include multiple investors and such accounts typically provide the Company with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated are not known by the Company. While the Company monitors for market timing activity, the Company may be unable to identify such activities because the netting effect often makes it more difficult to locate and eliminate market timers from the funds. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Company to be engaged in market timing or other improper trading activity, the Company’s distributor may terminate such financial intermediary’s agreement with the distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

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Each of the equity funds will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 90 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). Each of the High Yield Bond and International Bond Portfolios will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). A new 90-day period, or 30-day period, as the case may be, begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Portfolio A are exchanged for shares of Portfolio B 20 days after the purchase of the Portfolio A shares, followed in 20 days by an exchange of the Portfolio B shares for shares of Portfolio C, will be subject to two redemption fees (one on each exchange).

The redemption/exchange fee is for the benefit of the remaining shareholders of a fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The Company sells shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption/exchange fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Company, the redemption/exchange fee will not be assessed on redemptions or exchanges by: (i) accounts of asset allocation programs or wrap programs whose trading practices are determined by the Company not to be detrimental to a fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics); (ii) accounts of shareholders who have died or become disabled; (iii) shareholders redeeming or exchanging shares through the Company’s Systematic Withdrawal Plan, Systematic Exchange Plan or in connection with required distributions from an IRA,

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401(k) plan, 403(b) plan or any other Internal Revenue Code Section 401 qualified retirement plan or account; and (iv) certain other accounts in the absolute discretion of the Company when a shareholder can demonstrate hardship. In addition, former State Street Research fund shareholders will not be charged a redemption/exchange fee in connection with a one-time redemption or exchange of Company shares received in a reorganization of a State Street Research fund with one of the Company’s funds. However, additional Company shares purchased by such shareholders after the reorganization and any Company shares acquired through an exchange after the reorganization will be subject to the fee. The Company reserves the right to modify or eliminate these waivers at any time.

Expedited Redemptions

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail and $7.50 for redemption proceeds sent by Federal wire transfer. Payment for redeemed shares for which a redemption order is received before 12:30 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the same business day, provided that the funds’ custodian is also open for business. Payment for redemption orders received between 12:30 p.m. (Eastern time) and 4 p.m. (Eastern time) or on a day when the funds’ custodian is closed is normally wired in Federal funds on the next business day following redemption on which the funds’ custodian is open for business. With respect to the Municipal Money Market, New Jersey Municipal Money Market, North Carolina Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market and Virginia Municipal Money Market Portfolios, to the extent a redemption order is submitted between 12 noon and 12:30 p.m., payment normally will be wired on the same business day (provided that the funds’ custodian is open for business) up to $10 million per investor. Redemption orders in excess of $10 million per investor submitted between 12 noon and 12:30 p.m. normally will be wired on the next business day on which the funds’ custodian is open for business. The Company reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgement of the

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Company, an earlier payment could adversely affect a fund. You are responsible for any additional charges imposed by your bank for this service. Once authorization is on file, PFPC will honor requests by telephone at (800) 441-7762. The Company is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. The Company may refuse a telephone redemption request if it believes it is advisable to do so and may use reasonable procedures to make sure telephone instructions are genuine. The Company and its service providers will not be liable for any loss that results from acting upon telephone instructions that they reasonably believed to be genuine in accordance with those procedures. The Company may alter the terms of or terminate this expedited redemption privilege at any time. Any redemption request of $25,000 or more must be in writing.

The Company's Rights

The Company may:

■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act,
■	Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or as described in the third paragraph in the section “Selling Shares” above,
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and
■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act.

Accounts with Low Balances

The Company may redeem a shareholder’s account in any fund at any time if the net asset value of the account in such fund falls below the required minimum initial investment (usually $500 for Investor Shares) as the result of a redemption or an exchange request. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 30 days to make additional investments before the redemption is processed.

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IMPORTANT DEFINITIONS

Adviser: The adviser of a mutual fund is responsible for the overall investment management of the fund. The adviser for BlackRock Funds is BlackRock Advisors, Inc.

Sub-Adviser: The sub-adviser of a fund is responsible for its day-to-day management and will generally make all buy and sell decisions. Sub-advisers also provide research and credit analysis. The sub-adviser for all the funds is BlackRock Institutional Management Corporation.

Management

BlackRock Funds’ Adviser is BlackRock Advisors, Inc. (BlackRock). BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with 341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States. BlackRock Institutional Management Corporation (BIMC), an affiliate of BlackRock located at 100 Bellevue Parkway, Wilmington, DE 19809, acts as sub-adviser to the Company.

For their investment advisory and sub-advisory services, BlackRock and BIMC are entitled to fees computed daily on a fund-by-fund basis and payable monthly. For the fiscal year ended September 30, 2004, the aggregate advisory fees paid by the funds to BlackRock as a percentage of average daily net assets were:

Money Market	.21%
U.S. Treasury Money Market	.18%
Municipal Money Market	.18%
New Jersey Municipal Money Market	.15%
North Carolina Municipal Money Market	.05%
Ohio Municipal Money Market	.15%
Pennsylvania Municipal Money Market	.20%
Virginia Municipal Money Market	.00%

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The maximum annual advisory fees that can be paid to BlackRock on behalf of each fund (as a percentage of average daily net assets) are as follows:

AVERAGE DAILY NET ASSETS	INVESTMENT ADVISORY FEE
First $1 billion	.450%
$1 billion-$2 billion	.400%
$2 billion-$3 billion	.375%
more than $3 billion	.350%

As discussed above, BlackRock has agreed contractually to cap net expenses of each share class of each fund (excluding interest expense, taxes, brokerage commissions and extraordinary expenses, if any) at the levels shown in each fund’s expense table.

To achieve this cap, BlackRock and the Company have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

With respect to all funds except the Money Market Portfolio, within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the fund’s investment adviser or administrator and (3) the Board of Trustees of the Company has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

Dividends and Distributions

BlackRock Funds makes two kinds of distributions to shareholders: net investment income and net realized capital gains.

Distributions of net investment income derived by a fund are declared daily and paid monthly within ten business days after the end of the month. The Company’s Board of Trustees may change the timing of dividend payments. Shareholders whose purchase orders are executed at 12:30 p.m. (Eastern time) receive dividends

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for that day. Shareholders whose redemption orders have been received by 12:30 p.m. (Eastern time) do not receive dividends for that day.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by a fund at least annually at a date determined by the Company’s Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the fund unless you instruct PFPC in writing to pay them in cash. There are no sales charges on these reinvestments.

If you invest in a fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.” Distributions that are declared in December, but paid in January are taxable as if they were paid in December.

Taxation of Distributions

Distributions paid out of a fund’s “net capital gain” will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income, other than exempt-interest dividends, and net short-term capital gains will generally be taxed to shareholders as ordinary income.

Each of the Municipal Money Market, New Jersey Municipal Money Market, North Carolina Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market and Virginia Municipal Money Market Portfolios intends to pay most of its dividends as exempt-interest dividends, which means such dividends are exempt from regular Federal income tax (but, except for the Municipal Money Market Portfolio, may be subject to the Federal Alternative Minimum Tax). The state or municipality where you live may not charge you state and local taxes on dividends paid with respect to interest on obligations of such state or municipality. Otherwise, these dividends will generally be subject to state and local taxes.

Dividends paid with respect to interest on securities issued by the U.S. Government and its agencies may also be exempt from some types of state and local taxes.

Your annual tax statement from the Company will present in detail the tax status of your distributions for each year.

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When you sell your shares of a fund, you may realize a capital gain or loss. Use of the exchange privilege also will be treated as a taxable event because it will be deemed a redemption and subsequent purchase of the shares involved. Therefore, use of the exchange privilege may be subject to Federal, state and local income tax.

If you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Fund distributions and gains from the sale of your shares generally will be subject to federal, state and local taxes. Non-U.S. investors may be subject to U.S. withholding and/or estate tax, and will be subject to special U.S. tax certification requirements. Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax professional about Federal, state and local tax consequences of owning shares of the Company.

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Services for Shareholders

BlackRock Funds offers shareholders many special features which can enable investors to have greater investment flexibility as well as more access to information about the Company.

Additional information about these features is available by calling BlackRock Funds c/o PFPC Inc. at (800) 441-7762.

Exchange Privilege

BlackRock Funds offers 48 different funds, enough to meet virtually any investment need. Once you are a shareholder, you have the right to exchange Investor A, B, or C Shares from one fund to Investor A, B, or C Shares of another to meet your changing financial needs.

You can exchange $500 (or any other applicable minimum) or more from one fund into another. Investor A, Investor B, and Investor C Shares of each fund may be exchanged for shares of the same class of other funds which offer that class of shares, based on their respective net asset values. (You can exchange less than $500 if you already have an account in the fund into which you are exchanging.) The Company’s equity and bond funds have sales charges. Therefore the exchange of Investor A Shares may be subject to that sales charge. Investor A Shares of a money market fund that were obtained with the exchange privilege and that originally were shares of an equity or bond fund (and therefore subject to a sales charge) can be exchanged for Investor A Shares of an equity or bond fund based on their respective net asset values. Such exchanges may be subject to the difference between the sales charge originally paid and the sales charge (if any) payable on the newly acquired shares. Exchanges of shares of a money market fund for Investor B or C Shares of an equity or bond fund will be subject to a contingent deferred sales charge upon the sale of these B or C Shares. The equity and bond funds may also be subject to the Company’s 2% redemption/exchange fee. See “Market Timing and Redemption/Exchange Fees” above. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax or other financial adviser before making an exchange request.

To make an exchange, you must send a written request to BlackRock Funds c/o PFPC Inc. at P.O. Box 9819, Providence, RI 02940-8019. You can also make exchanges via telephone automatically, unless you previously indicated that you did not

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want this option. If so, you may not use telephone exchange privileges until completing a Telephone Exchange Authorization Form. To receive a copy of the form contact PFPC. The Company has the right to reject any telephone request.

The Company may suspend or terminate your exchange privilege at any time, including if the Company believes in its sole discretion, that you are engaging in market timing activities. See “Market Timing and Redemption Exchange Fee” above.

The Company reserves the right to modify, limit the use of, or terminate the exchange privilege at any time.

Automatic Investment Plan (AIP)

If you would like to establish a regular, affordable investment program, BlackRock Funds makes it easy to set up. As an investor in any fund, you can arrange for periodic investments in that fund through automatic deductions from a checking or savings account by completing the AIP Application Form. You determine the frequency and amount of your investment. The minimum investment amount for an automatic investment plan is $50. AIP Application Forms are available from PFPC.

Retirement Plans

Shares may be purchased in conjunction with individual retirement accounts (IRAs), rollover IRAs and 403(b) plans where PNC Bank or any of its affiliates acts as custodian. For more information about applications or annual fees, please contact BlackRock Funds c/o PFPC Inc., at P.O. Box 9819, Providence, RI 02940-8019 or call 1-800-441-7762. Investors will be charged an annual fee of $15 per IRA and 403(b) account and a 403(b) loan application/processing fee of $30. To determine if you are eligible for an IRA or 403(b) plan and whether an IRA or 403(b) plan will benefit you, you should consult with a tax adviser.

Statements

Every shareholder automatically receives regular account statements. In addition, for tax purposes, shareholders also receive a yearly statement describing the characteristics of any dividends or other distributions received.

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Systematic Withdrawal Plan (SWP)

This feature can be used by investors who want to receive regular distributions from their accounts. To start a SWP a shareholder must have a current investment of $10,000 or more in a fund. Shareholders can elect to receive cash payments of $50 or more at any interval you choose. Shareholders may sign up by completing the SWP Application Form which may be obtained from PFPC. Shareholders should realize that if withdrawals exceed income, the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. If an investor purchases additional Investor A Shares of an equity or bond fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No applicable CDSC will be assessed on redemptions of Investor B or Investor C Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor B or Investor C Shares in excess of this limit will still pay any applicable CDSC.

Systematic Exchange

This feature can be used by investors to systematically exchange money from one fund to up to four other funds. A minimum of $10,000 in the initial fund is required and any additional funds must meet minimum initial investment requirements. For more information, please contact BlackRock Funds c/o PFPC Inc., at (800) 441-7762.

EZ Trader

This service allows an investor to purchase or sell Fund shares by telephone or over the Internet through the ACH (Automated Clearing House) system. To open an EZ Trader account, verify that your bank is a member of the ACH system. Forward your application to BlackRock Funds c/o PFPC Inc. Please be sure to include the appropriate bank information. Call PFPC at (800) 441-7762 to request a purchase. To add to an EZ Trader account, call PFPC to verify that the necessary bank

68

information is on file for your account. If it is, you may request a transfer by telephone or Internet. If not, please ask PFPC to provide you with an EZ Trader application. To sell shares using the EZ Trader feature, check with PFPC to make sure that the EZ Trader feature, including a bank designation, is in place on your account. Once this is established, you may place your request to sell shares with PFPC by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

Dividend Allocation Plan

This plan automatically invests your distributions from one fund into another fund of your choice, without any fees or sales charges. Please call PFPC at (800) 441-7762 for details.

Important Notice Regarding Delivery of Shareholder Documents

The funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact BlackRock Funds c/o PFPC Inc. at (800) 441-7762.

Internet Transactions

Investors in the funds may view their account balance and activity through the BlackRock website. To use this service, you will need a browser that supports Microsoft Internet Explorer version 4.5 or higher or Netscape Navigator 4.0 or higher.

The total purchase amount will be debited directly from your bank account via the Automated Clearing House (ACH) system. Purchases made on the Internet using the ACH system will have a trade date that is the day after the purchase is made. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. The Company will limit Internet purchases and redemptions in Investor Class shares to $25,000.00 per trade. Applications may be down loaded from www.blackrock.com. Please read the Internet Services Disclosure Agreement and the User Agreement before attempting to transact online.

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The Company employs reasonable procedures to confirm that transactions entered over the Internet are genuine. The procedures include the use of a protected password, Secure Socket Layering (SSL), 128-bit encryption and other precautions designed to protect the integrity, confidentiality and security of shareholder information. By entering into the User Agreement with the Company in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Company, or any of its affiliates, incurred through fraudulent activity.

Electronic Access to Shareholder Documents

Electronic copies of most financial reports and prospectuses are now available on the BlackRock website. Shareholders can receive e-mail notifications that the Company’s annual and semi-annual reports and prospectuses have been posted on the Company’s website on the Internet if they enroll in the Company’s electronic access program.

To enroll:

Shareholders Who Hold Accounts With Investment Advisers, Banks or Brokerages:

1)  Have your enrollment number ready. If you do not have one, please contact your financial adviser.

2)  Log on to www.investordelivery.com.

3)  Enter your assigned enrollment number plus the four-digit personal identification number (PIN) of your choice. The PIN should be the same for all accounts using the same e-mail address, and will be required if you decide to change your delivery preference. Note: If you have additional BlackRock Fund shares in more than one account, you may receive additional copies of this notice with a separate enrollment number for each account. In that case, provide the information that applies to each enrollment number. If you have any questions, please contact your financial adviser.

Shareholders Who Hold Accounts Directly With the Fund:

1)  Log on to http://funds.blackrock.com.

2)  Click on Electronic Delivery icon on either side of your screen.

3)  Complete the on-line form by entering your social security number, e-mail address and by selecting your electronic delivery preference.

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For more information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BlackRock Funds is available free, upon request, including:

Annual/Semi-Annual Reports

These reports contain additional information about each of the funds’ investments. The annual report lists portfolio holdings and includes the funds’ financial statements.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 31, 2005, has been filed with the SEC. The SAI, which includes additional information about the BlackRock Funds, may be obtained free of charge, along with the Company’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

Shareholder Account Service Representatives

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

An investor in any fund can call the National TTY Relay Number at (800) 688-4889 with his or her TTY machine. A Relay agent will assist the investor with all inquiries made to a Shareholder Account Service Representative.

Purchases and Redemptions

Call your registered representative or (800) 441-7762.

World Wide Web

Access general fund information and specific fund performance. Request mutual fund prospectuses and literature. Forward mutual fund inquiries. www.blackrock.com

Written Correspondence

Post Office Address: BlackRock Funds, c/o PFPC Inc.

P.O. Box 9819, Providence, RI 02940-8019

Street Address: BlackRock Funds, c/o PFPC Inc.

760 Moore Road, King of Prussia, PA 19406-1212

Overnight Mail

BlackRock Funds

c\o PFPC Inc.

101 Sabin Street

Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals

9 a.m. to 6 p.m. (Eastern time), Monday-Friday.

Call: (888) 825-2257

Portfolio Characteristics and Holdings

A description of the BlackRock Funds’ policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI. For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (888) 825-2257.

Securities and Exchange Commission

You may also view and copy public information about the BlackRock Funds, including the SAI, by visiting the EDGAR database on the SEC Web site (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at (202) 942-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NO. 811-05742

MMINVAPROS 2/04

BLACKROCK FUNDSSM

PART C

OTHER INFORMATION

Item 22.	Exhibits

(1)	Articles of Incorporation

(a)	Declaration of Trust of the Registrant dated December 22, 1988 is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

(b)	Amendment No. 1 to Declaration of Trust dated May 4, 1989 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

(c)	Amendment No. 2 to the Declaration of Trust dated December 23, 1993 is incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

(d)	Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A (No. 33-26305) filed on October 18, 1996.

(e)	Amendment No. 4 to the Declaration of Trust dated December 23, 1997 is incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

(2)	By-laws

(a)	Amended and Restated Code of Regulations of the Registrant is incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on June 11, 1999.

(3)	Instruments Defining Rights of Security Holders

(a)	Sections V, VIII and IX of Registrant’s Declaration of Trust dated December 22, 1988 are incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on
Form N-1A filed on January 27, 1998;

Article II of Registrant’s Code of Regulations is incorporated herein by reference to Exhibit (2) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

(4)	Investment Advisory Contracts

(a)	Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. relating to all then-existing Portfolios except the Multi-Sector Mortgage Securities Portfolio III and Index Equity Portfolio is incorporated herein by reference to Exhibit (5)(a) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A filed on May 30, 1996.

(b)	Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio III is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A filed on May 30, 1996.

(c)	Addendum No. 1 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed on January 28, 1997.

(d)	Form of Addendum No. 1 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to BlackRock Strategic Portfolio I and BlackRock Strategic Portfolio II is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A filed on December 18, 1996.

(e)	Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the International Opportunities Portfolio is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A filed on August 19, 1997.

(f)	Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Managed Income, Tax-Free Income, Intermediate Government

Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond, Intermediate Bond, Government Income, New Jersey Tax-Free Income and Core Bond Total Return Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on
Form N-1A filed on May 30, 1996.

(g)	Reserved

(h)	Reserved

(i)	Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Institutional Management Corporation with respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A filed on May 30, 1996.

(j)	Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock International, Ltd. with respect to the International Equity and International Emerging Markets Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A filed on May 30, 1996.

(k)	Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Balanced Portfolio is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A filed on May 30, 1996.

(l)	Reserved

(m)	Reserved

(n)	Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the International Bond Portfolio is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed on January 28, 1997.

(o)	Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock International, Ltd. with respect to the

International Opportunities Portfolio is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A filed on August 19, 1997.

(p)	Form of Addendum No. 3 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the U.S. Opportunities Portfolio, GNMA Portfolio, Delaware Tax-Free Income Portfolio and Kentucky Tax-Free Income Portfolio is incorporated herein by reference to Exhibit (5)(p) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

(q)	Reserved

(r)	Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the GNMA, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios is incorporated herein by reference to Exhibit (5)(r) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on February 13, 1998.

(s)	Form of Addendum No. 4 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the High Yield Bond Portfolio is incorporated herein by reference to Exhibit 5(s) of Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on August 7, 1998.

(t)	Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the High Yield Bond Portfolio is incorporated herein by reference to Exhibit 5(t) of Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on August 7, 1998.

(u)	Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio IV is incorporated herein by reference to Exhibit 4(u) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on June 11, 1999.

(v)	Form of Addendum No. 5 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Global Science & Technology Opportunities Portfolio is incorporated herein by reference to Exhibit 4(v) of Post-Effective

Amendment No. 54 to Registrant’s Registration Statement on Form N-1A filed on May 10, 2000.

(w)	Reserved

(x)	Form of Advisory Agreement between Registrant and BlackRock International, Ltd. with respect to the European Equity and Asia Pacific Equity Portfolios is incorporated herein by reference to Exhibit 4(x) of Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A filed on June 6, 2000.

(y)	Form of Addendum No. 6 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Core Equity Portfolio is incorporated herein by reference to Exhibit 4(y) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A filed on August 16, 2000.

(z)	Reserved

(aa)	Form of Addendum No. 7 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Core PLUS Total Return Portfolio is incorporated herein by reference to Exhibit 4(aa) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on November 14, 2000.

(bb)	Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Core PLUS Total Return Portfolio is incorporated herein by reference to Exhibit 4(bb) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on November 14, 2000.

(cc)	Form of Co-Investment Advisory Agreement among Registrant, BlackRock Advisors, Inc. and BlackRock International, Ltd. with respect to the Global Communications Portfolio is incorporated herein by reference to Exhibit 4(cc) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on November 14, 2000.

(dd)	Form of Addendum No. 8 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Small Cap Core Equity Portfolio is incorporated herein by reference to Exhibit 4(dd) of Post-Effective Amendment No. 60 to

the Registrant’s Registration Statement on Form N-1A filed on November 14, 2001.

(ee)	Form of Amendment No. 1 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. dated as of May 8, 2002 is incorporated herein by reference to Exhibit 4(ee) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2003.

(ff)	Form of Amendment No. 1 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. dated as of May 8, 2002 is incorporated herein by reference to Exhibit 4(ff) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2003.

(gg)	Form of Amendment No. 1 to Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Managed Income, Tax-Free Income, Intermediate Government Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond, Intermediate Bond, Government Income, New Jersey Tax-Free Income and Core Bond Total Return Portfolios dated as of May 8, 2002 is incorporated herein by reference to Exhibit 4(gg) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2003.

(hh)	Form of Amendment No. 1 to Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Institutional Management Corporation with respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios dated as of May 8, 2002 is incorporated herein by reference to Exhibit 4(hh) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2003.

(ii)	Form of Amendment No. 1 to Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock International, Ltd. with respect to the International Equity and International Emerging Markets Portfolios dated as of May 8, 2002 is incorporated herein by reference to Exhibit 4(ii) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2003.

(jj)	Form of Amendment No. 1 to Co-Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Balanced Portfolio dated as of May 8, 2002 is incorporated herein by reference to Exhibit 4(jj) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2003.

(kk)	Form of Amendment No. 1 to Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the International Bond Portfolio dated as of May 8, 2002 is incorporated herein by reference to Exhibit 4(kk) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2003.

(ll)	Form of Amendment No. 1 to Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock International, Ltd. with respect to the International Opportunities Portfolio dated as of May 8, 2002 is incorporated herein by reference to Exhibit 4(ll) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2003.

(mm)	Form of Addendum No. 9 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Enhanced Income and Ultrashort Municipal Portfolios is incorporated herein by reference to Exhibit 4(mm) of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A filed on February 11, 2004.

(nn)	Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Enhanced Income and Ultrashort Municipal Portfolios is incorporated herein by reference to Exhibit 4(nn) of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A filed on February 11, 2004.

(oo)	Form of Addendum No. 10 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Intermediate PLUS Bond and Inflation Protected Bond Portfolios is incorporated herein by reference to Exhibit 4(oo) of Post-Effective No. 79 to the Registrant’s Registration Statement on Form N-1A filed on June 18, 2004.

(pp)	Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Intermediate PLUS Bond and Inflation Protected Bond Portfolios is incorporated herein by reference to Exhibit 4(pp) of Post-Effective No. 79 to the Registrant’s Registration Statement on Form N-1A filed on June 18, 2004.

(qq)	Form of Addendum No. 11 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Dividend Achievers™ Portfolio is incorporated herein by reference to Exhibit 4(qq) of Post-Effective No. 82 to the Registrant’s Registration Statement on Form N-1A filed on August 24, 2004.

(rr)	Form of Addendum No. 12 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Exchange, Small/Mid-Cap Growth, Aurora, Legacy, Health Sciences and Global Resources Portfolios is incorporated herein by reference to Exhibit 4(rr) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

(ss)	Form of Addendum No. 13 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the All-Cap Global Resources Portfolio is incorporated herein by reference to Exhibit 4(ss) of Post-Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2004.

(5)	Underwriting Contracts

(a)	Distribution Agreement between Registrant and BlackRock Distributors, Inc. dated as of January 2, 2001 is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2001.

(b)	Form of Appendix A to Distribution Agreement between Registrant and BlackRock Distributors, Inc. is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2004.

(c)	Form of Cooperation Agreement among the Registrant, BlackRock Advisors, Inc. and UBS AG. To be filed by Amendment.

(6)	Bonus or Profit Sharing Contracts

None.

(7)	Custodian Agreements

(a)	Amended and Restated Custodian Agreement dated February 10, 2004 between BlackRockfunds and PFPC Trust Company is incorporated herein by reference to Exhibit 7(a) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

(b)	Reserved

(c)	Reserved

(d)	Reserved.

(e)	Sub-Custodian Agreement dated April 27, 1992 among the Registrant, PNC Bank, National Association and The Chase Manhattan Bank is incorporated herein by reference to Exhibit (8)(e) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on February 13, 1998.

(f)	Global Custody Agreement between Barclays Bank PLC and PNC Bank, National Association dated October 28, 1992 is incorporated herein by reference to Exhibit (8)(f) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

(g)	Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated June 13, 1983 is incorporated herein by reference to Exhibit (8)(g) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on February 13, 1998.

(h)	Amendment No. 1 to Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated November 21, 1989 is incorporated herein by reference to Exhibit (8)(h) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on February 13, 1998.

(i)	Subcustodial Services Agreement dated January 10, 1996 between PNC Bank, National Association and Citibank, N.A. is incorporated herein by reference to Exhibit 8(j) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed on January 28, 1997.

(8)	Other Material Contracts

(a)	Amended and Restated Administration Agreement dated February 10, 2004 among Registrant, BlackRock Advisors, Inc. and PFPC Inc. is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

(b)	Appendix A to the Amended and Restated Administration Agreement among Registrant, BlackRock Advisors, Inc. and PFPC Inc. is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2004.

(c)	Amended and Restated Transfer Agency Agreement dated February 10, 2004 between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

(d)	Reserved

(e)	Reserved

(f)	Reserved

(g)	Reserved

(h)	Form of Exhibit A to the Amended and Restated Transfer Agency Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit 8(h) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

(i)	Reserved

(j)	Share Acquisition Agreement dated April 29, 1998 by and among Registrant and PNC Bank, National Association and PNC Bank, Delaware, respectively, each as trustee for certain of the common trust funds listed therein is incorporated herein by reference to Exhibit 9(l) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A filed on April 29, 1998.

(k)	Form of Expense Limitation Agreement dated as of January 28, 2004 by and between Registrant and BlackRock Advisors, Inc. is incorporated herein by reference to Exhibit 8(k) of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A filed on February 11, 2004.

(l)	Schedule A to Expense Limitation Agreement. To be filed by Amendment.

(m)	Reserved

(n)	Reserved

(o)	Form of License Agreement between Registrant and Mergent, Inc. with respect to Dividend Achievers™ Portfolio is incorporated herein by reference to Exhibit 8(o) of Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A filed on August 24, 2004.

(p)	Form of Shareholders’ Administrative Services Agreement between Registrant and BlackRock Advisors, Inc. To be filed by Amendment.

(9)	Legal Opinion

(a)	Opinion of Counsel with respect to All-Cap Global Resources Portfolio. To be filed by Amendment.

(10)	Other Opinions

(a)	Consent of Deloitte & Touche LLP. To be filed by Amendment.

(b)	Consent of PricewaterhouseCoopers LLP. To be filed by Amendment.

(11)	Omitted Financial Statements

(a)	None.

(12)	Initial Capital Agreements

(a)	Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes A-1, B-1, C-1, D-2, E-2, F-2, G-2, H-2, I-1, I-2, J-1, J-2, K-2, L-2, M-2, N-2, O-2, P-2, D-1, E-1, F-1, G-1, H-1, K-1, L-1, M-1, N-1, O-1, P-1, A-2, B-2, C-2, I-2, J-2, A-3, B-3, C-3, D-3, E-3, F-3, G-3, H-3, I-3, J-3, K-3, L-3, M-3, N-3, O-3, P-3, Q-1, Q-2, Q-3, R-1, R-2, R-3, S-1, S-2, S-3, T-1, T-2, T-3, U-1, U-2, U-3, A-4, D-4, E-4, F-4, G-4, H-4, K-4, L-4, M-4, N-4, O-4, P-4, R-4, S-4, T-4, U-4, W-4, X-4, Y-4, V-1, V-2, V-3, W-1, W-2, W-3, X-1, X-2, X-3, Y-1, Y-2, Y-3, Z-1, Z-2, Z-3, AA-1, AA-2, AA-3, AA-4, AA-5, BB-1, BB-2, BB-3, BB-4, BB-5, CC-3, A-5, B-4, B-5, C-4, C-5, I-4, I-5, J-4, J-5, Q-4, Q-5, V-4, V-5, Z-4, Z-5, X-1, X-3, D-5, E-5, F-5, G-5, H-5, K-5, L-5, M-5, N-5, O-5, P-5, R-5, S-5, T-5, U-5, W-5, X-5, Y-5, DD-1, DD-2, DD-3, DD-4, DD-5, EE-1, EE-2, EE-3, EE-4, EE-5, R-6, BB-6, FF-3, GG-3, HH-1, HH-2, HH-3, HH-4, HH-5, II-1, II-2, II-3, II-4, II-5, S-6, JJ-1, JJ-2, JJ-3, JJ-4, JJ-5, KK-1, KK-2, KK-3, KK-4, KK-5, LL-1, LL-2, LL-3, LL-4 and LL-5 is incorporated herein by reference to Exhibit (13)(a) of Post-Effective Amendment No. 34

to Registrant’s Registration Statement on Form N-1A filed on February 13, 1998.

(b)	Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes MM-1, MM-2,

MM-3, MM-4, MM-5 and MM-6 is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on August 7, 1998.

(c)	Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Class NN-3 is incorporated herein by reference to Exhibit 12(c) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on June 11, 1999.

(d)	Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes A-7 and C-7 is incorporated herein by reference to Exhibit 12(d) of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A filed on August 6, 1999.

(e)	Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes OO-1, OO-2, OO-3, OO-4 and OO-5 is incorporated herein by reference to Exhibit 12(e) of Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A filed on May 10, 2000.

(f)	Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes PP-1, PP-2, PP-3, PP-4 and PP-5, QQ-1, QQ-2, QQ-3, QQ-4, QQ-5 and U-6 is incorporated herein by reference to Exhibit 12(f) of Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A filed on June 6, 2000.

(g)	Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Class RR-3 is incorporated herein by reference to Exhibit 12(g) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on August 16, 2000.

(h)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes SS-1, SS-2, SS-3, SS-4 and SS-5 is incorporated herein by reference to Exhibit 12(h) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2000.

(i)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes TT-1, TT-2, TT-3, TT-4, TT-5 and TT-6 is incorporated herein by reference to Exhibit 12(i) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2000.

(j)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class UU-1, UU-2, UU-3, UU-4 and UU-5 is incorporated herein by reference to Exhibit 12(j) of Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2001.

(k)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class H-6 is incorporated herein by reference to Exhibit 12(k) of Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A filed on September 26, 2002.

(l)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class JJ-6 is incorporated herein by reference to Exhibit 12(l) of Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A filed on September 30, 2002.

(m)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes G-6, O-6 and X-6 is incorporated herein by reference to Exhibit 12(m) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A filed on November 27, 2002.

(n)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes VV-1, VV-2, VV-3, VV-6, WW-1, WW-2, WW-3, and WW-6 is incorporated herein by reference to Exhibit 12(n) of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A filed on February 11, 2004.

(o)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class P-6 is incorporated herein by reference to Exhibit 12(o) of Post-Effective Amendment No. 76 to Registrant’s Registration Statement on Form N-1A filed on April 8, 2004.

(p)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class W-6 is incorporated herein by reference to Exhibit 12(p) of Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A filed on May 18, 2004.

(q)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes XX-1, XX-2, XX-3, XX-4, XX-5, XX-6, YY-1, YY-2, YY-3, YY-4, YY-5 and YY-6 is incorporated herein by reference to Exhibit 12(q) of Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A filed on June 18, 2004.

(r)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes ZZ-1, ZZ-2, ZZ-3, ZZ-4 and ZZ-5 is incorporated herein by reference to Exhibit 12(r) of Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 24, 2004.

(s)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class X-1 is incorporated herein by reference to Exhibit 12(s) of Post-Effective Amendment No. 85 to Registrant Registration statement on Form N-1A filed on October 27, 2004.

(t)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes AAA-6, BBB-1, BBB-2, BBB-3, BBB-4, BBB-5, CCC-1, CCC-2, CCC-3, CCC-4, CCC-5, EEE-1, EEE-2, EEE-3, EEE-4, EEE-5, EEE-6, EEE-8, FFF-1, FFF-2, FFF-3, FFF-4, FFF-5, GGG-1, GGG-2, GGG-3, GGG-4 and GGG-5 is incorporated herein by reference to Exhibit 12(t) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

(u)	Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes HHH-1, HHH-2, HHH-3, HHH-4, HHH-5 and HHH-6 is incorporated herein by reference to Exhibit 12(u) of Post-Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2004.

(13)	Rule 12b-1 Plan

(a)	Amended and Restated Distribution and Service Plan for Service, Series A Investor, Series B Investor, Series C Investor, Institutional, HL and BlackRock Shares is incorporated herein by reference to Exhibit 13(a) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

(b)	Form of Appendix A to Amended and Restated Distribution and Service Plan is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2004.

(14)	Rule 18f-3 Plan

(a)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit 14(a) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

(15)	Reserved

(16)	Codes of Ethics

(a)	Code of Ethics of BlackRock Funds is incorporated herein by reference to Exhibit 16(a) of Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A filed on June 6, 2000.

(b)	Code of Ethics of BlackRock, Inc. is incorporated herein by reference to Exhibit 16(b) of Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A filed on March 23, 2000.

(c)	Code of Ethics of BlackRock Distributors, Inc. is incorporated herein by reference to Exhibit 16(c) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2000.

(99)	Power of Attorney

(a)	Power of Attorney of David R. Wilmerding, Jr. dated September 10, 2004 is incorporated herein by reference to Exhibit 99(a) of Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2004.

(b)	Power of Attorney of Robert M. Hernandez dated September 10, 2004 is incorporated herein by reference to Exhibit 99(b) of Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2004.

(c)	Power of Attorney of Laurence D. Fink dated September 10, 2004 is incorporated herein by reference to Exhibit 99(c) of Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2004.

(d)	Power of Attorney of Stuart E. Eizenstat dated September 10, 2004 is incorporated herein by reference to Exhibit 99(d) of Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2004.

(e)	Power of Attorney of Dr. Matina Horner dated September 10, 2004 is incorporated herein by reference to Exhibit 99(e) of Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2004.

(f)	Power of Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact is incorporated herein by reference to Exhibit O(2) of Post-Effective Amendment No. 24 to The DFA Investment Trust Company’s Registration Statement on Form N-1A filed on March 29, 2001.

Item 23.	Persons Controlled by or under Common Control with the Fund.

Unless indicated otherwise, ownership is at 100% and each entity is organized under the laws of Delaware.

The Fund is controlled by PNC Bank, National Association, a national bank organized under the laws of the United States. All of the capital stock of PNC Bank, National Association is owned by PNC Bancorp, Inc., the capital stock of which is owned by The PNC Financial Services Group, Inc., a publicly held bank holding company organized in Pennsylvania.

PNC Bank, National Association controls the following entities: 499 Holding, Inc. (organized in New Jersey), Bancshares Realty Co., TRI Capital Company, Inc.,

Continental/Van Louhr, Inc., Deerfield Corp. (organized in New Jersey), Land Holding Corp. of PA (organized in Pennsylvania), Land Holding, Inc., Midland Loan Services, Inc., NE Investment Inc., Parkway Sussex Inc., PNC Affordable Housing, Inc., PNC Community Partners, Inc., PNC Bank Capital Securities, LLC, PNC Commercial Management, Inc., PNC Bank International, PNC Investment Holdings, Inc., PNC BL Holding Inc., PNC Brokerage Corp. (organized in Pennsylvania), PNC Community Development Corp. (organized in Kentucky), PNC Insurance Services (Kentucky), Inc. (organized in Kentucky), PNC Institutional Capital Trust A, PNC Leasing, LLC, PNC Vehicle Leasing, LLC, PNC Title Holding Company, LLC, PNC Reinsurance Corp. (organized in Vermont), Thornhurst Corp., Spectra Services Corporation (organized in Ohio).

PNC Bank, National Association controls 50% of the voting securities of Billing Zone, LLC.

Midland Loan Services, Inc. controls the following entities: MLS Investments, Inc., Ridge Acquisition, L.P., Midland Realty Acceptance Corp., PNC Mortgage Acceptance Corp., Financial Support Services, Inc., First Financial, LP, Midland Commercial Financing Corp. and MDS Servicing Corp.

PNC Leasing, LLC controls the following entities: Gallatin Generation, LLC, Johnsonville Generation, LLC, Madison Power 2000, LLC, NSI Air, LLC and PNC Capital Leasing, LLC.

PNC Mortgage Securities Corp. controls PNC Mortgage Funding Corp.

PNC Mortgage Corp. of America controls PNC Mortgage Partners Corp.

PNC Investment Holdings, Inc. controls PNC Asset Management, Inc.

PNC Asset Management, Inc. controls approximately 70% of the voting securities of BlackRock, Inc., which directly and indirectly controls the following entities: BlackRock Advisors Inc., BlackRock Overseas Investment Corp. (an Edge Act bank), BlackRock Japan Holdings, Inc. (organized in Japan), BlackRock International, Ltd. (organized in Scotland), BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock Investments, Inc., BlackRock Funding, Inc., BlackRock Asia Limited, BlackRock Financial Management, Inc., BlackRock (Japan), Inc., Anthracite Securitization Corp. and Risk Monitors, Inc.

BlackRock Japan Holdings, Inc. and BlackRock International, Ltd. control 50% of the voting securities of Nomura BlackRock Asset Management Co., Ltd., an entity organized under the laws of Japan.

BlackRock Financial Management, Inc. controls 28% of the voting securities of Trepp, LLC, which is organized under the laws of the state of New York.

Item 24.	Indemnification

Indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 9 of the Distribution Agreement incorporated by reference herein as Exhibit 5(a). Indemnification of Registrant’s Custodian, Transfer Agent and Administrators is provided for, respectively, in Section 12 of the Custodian Agreement incorporated by reference herein as
Exhibit 7(a), Section 12 of the Transfer Agency Agreement incorporated by reference herein as Exhibit 8(c) and Section 9 of the Administration Agreement incorporated by reference herein as Exhibit 8(a). Registrant intends to obtain from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant’s Declaration of Trust incorporated by reference herein as Exhibit 1(a) provides as follows:

Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 9.6 of the Registrant’s Declaration of Trust, filed herein as Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 25.	Business and Other Connections of Investment Advisers

(a)	BlackRock Advisors, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp. BlackRock Advisors, Inc. was organized in 1994 for the purpose of providing advisory services to investment companies. The list required by this Item 25 of officers and directors of BlackRock Advisors, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

(b)	BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) (“BIMC”) is an indirect majority-owned subsidiary of PNC Bank Corp. The list required by this Item 25 of officers and directors of BIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

(c)	BlackRock Financial Management, Inc. (“BlackRock”) is an indirect majority-owned subsidiary of PNC Bank Corp. BlackRock currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 25 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock pursuant to the Investment Advisers Act of 1940
(SEC File No. 801-48433).

(d)	BlackRock International, Ltd. (formerly CastleInternational Asset Management Limited) (“BIL”) is an indirect majority-owned subsidiary of PNC Bank Corp. The list required by this Item 25 of officers and directors of BIL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

Item 26.	Principal Underwriters

(a)	Not applicable.

(b)	The principal business address of each director, officer or partner of BlackRock Distributors, Inc. (formerly Compass Distributors, Inc.) is 760 Moore Road, King of Prussia, PA 19406. No individual listed in the chart below is an officer or employee of the Fund.

Name	Position With Distributor

Rita Adler	Chief Compliance Officer

Douglas Castagna	Controller and Assistant Treasurer

Brian Burns	Director, Chairman, CEO and President

Bruno DiStefano	Vice President

Susan Moscaritolo	Vice President

Christine Ritch	Chief Legal Officer, Assistant Secretary and Assistant Clerk

Bradley Stearns	Assistant Secretary and Assistant Clerk

Nicholas Marsini	Director

Craig Stokarski	Treasurer and Financial and Operations Principal

Steven Sunnerberg	Secretary

Michael DeNofrio	Director

John Wilson	Assistant Secretary and Assistant Clerk

Jason Greim	Assistant Vice President

Kristen Nolan	Assistant Secretary and Assistant Clerk

(c)	Not applicable.

Item 27.	Location of Accounts and Records

(a)	PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153 (records relating to its functions as custodian).

(b)	BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as distributor).

(c)	BlackRock Advisors, Inc., 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser and co-administrator).

(d)	BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment sub-adviser).

(e)	BlackRock Financial Management, Inc., 40 East 52nd Street, New York, New York 10022 (records relating to its functions as investment adviser and sub-adviser).

(f)	PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as custodian, co-administrator, transfer agent and dividend disbursing agent).

(g)	The Chase Manhattan Bank, N.A., 1285 Avenue of the Americas, New York, New York 10019 (records relating to its function as sub-custodian).

(h)	BlackRock International, Ltd., 40 Torphichen Street, Edinburgh, Scotland, EH3 8JB (records relating to its functions as investment sub-adviser).

(i)	Citibank, N.A., 111 Wall Street, 23rd Floor, Zone 6, New York, NY 10043 (records relating to its functions as sub-custodian).

(j)	BlackRock Advisors, Inc., 100 Bellevue Parkway, Wilmington, Delaware 19809 (Registrant’s declaration of trust, code of regulations and minute books).

Item 28.	Management Services

None.

Item 29.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 24th day of January, 2005.

BLACKROCK FUNDSSM Fund

By:	/s/ LAURENCE D. FINK
Laurence D. Fink President (Principal Executive Officer)

By:	/s/ PAUL AUDET
Paul Audet Treasurer (Principal Financial Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ *Stuart E. Eizenstat (Stuart E. Eizenstat)	Trustee	January 24, 2005

/s/ *Laurence D. Fink (Laurence D. Fink)	Trustee and President	January 24, 2005

/s/ *Robert M. Hernandez (Robert M. Hernandez)	Trustee	January 24, 2005

/s/ *Dr. Matina Horner (Dr. Matina Horner)	Trustee	January 24, 2005

/s/ *David R. Wilmerding, Jr. (David R. Wilmerding, Jr.)	Trustee and Chairman of the Board	January 24, 2005

*By:	/s/ ANNE ACKERLEY
Anne Ackerley, Attorney-in-fact